UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Service Class 2

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.85%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.95%	12.82%	10.96%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	13.6
Industrials	13.0
Consumer Discretionary	10.5
Energy	7.5
Information Technology	7.3
Communication Services	6.4
Real Estate	5.7
Utilities	5.2
Consumer Staples	4.7
Materials	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Canada - 3.9
Puerto Rico - 1.0
Hong Kong - 0.8
Portugal - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.9
Wells Fargo & Co	3.2
Exxon Mobil Corp	2.6
Western Digital Corp	2.4
GSK PLC ADR	2.0
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
East West Bancorp Inc	1.8
First Citizens BancShares Inc/NC Class A	1.5
First Solar Inc	1.5
22.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914153.101    904-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Service Class

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 73	0.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	11.14%	12.99%	11.13%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	13.6
Industrials	13.0
Consumer Discretionary	10.5
Energy	7.5
Information Technology	7.3
Communication Services	6.4
Real Estate	5.7
Utilities	5.2
Consumer Staples	4.7
Materials	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Canada - 3.9
Puerto Rico - 1.0
Hong Kong - 0.8
Portugal - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.9
Wells Fargo & Co	3.2
Exxon Mobil Corp	2.6
Western Digital Corp	2.4
GSK PLC ADR	2.0
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
East West Bancorp Inc	1.8
First Citizens BancShares Inc/NC Class A	1.5
First Solar Inc	1.5
22.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914152.101    900-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Investor Class

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.68%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	11.16%	13.02%	11.15%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	13.6
Industrials	13.0
Consumer Discretionary	10.5
Energy	7.5
Information Technology	7.3
Communication Services	6.4
Real Estate	5.7
Utilities	5.2
Consumer Staples	4.7
Materials	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Canada - 3.9
Puerto Rico - 1.0
Hong Kong - 0.8
Portugal - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.9
Wells Fargo & Co	3.2
Exxon Mobil Corp	2.6
Western Digital Corp	2.4
GSK PLC ADR	2.0
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
East West Bancorp Inc	1.8
First Citizens BancShares Inc/NC Class A	1.5
First Solar Inc	1.5
22.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914150.101    1456-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Value Portfolio VIP Value Portfolio Initial Class

This annual shareholder report contains information about VIP Value Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.60%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 3000® Value Index for the fiscal year, especially within industrials. Also hurting our result was security selection in materials and financials.
•The largest individual relative detractor was an overweight in Acadia Healthcare (-64%). A second notable relative detractor was an overweight in Molina Healthcare (-40%). Another notable relative detractor this period was avoiding Micron Technology, a benchmark component that gained 240%.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in information technology, primarily within the technology hardware & equipment industry. Stock picking in real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Western Digital (+266%). This was a stake we established this period. The stock was among our largest holdings at period end. A second notable relative contributor was an overweight in CVS Health (+84%). The company was one of the fund's biggest holdings. Not owning UnitedHealth Group, a benchmark component that returned -33%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to consumer staples.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	11.23%	13.10%	11.24%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$596,913,499
Number of Holdings	107
Total Advisory Fee	$3,537,720
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	21.0
Health Care	13.6
Industrials	13.0
Consumer Discretionary	10.5
Energy	7.5
Information Technology	7.3
Communication Services	6.4
Real Estate	5.7
Utilities	5.2
Consumer Staples	4.7
Materials	4.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Canada - 3.9
Puerto Rico - 1.0
Hong Kong - 0.8
Portugal - 0.6
Spain - 0.4

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	3.9
Wells Fargo & Co	3.2
Exxon Mobil Corp	2.6
Western Digital Corp	2.4
GSK PLC ADR	2.0
CVS Health Corp	2.0
Travelers Companies Inc/The	1.8
East West Bancorp Inc	1.8
First Citizens BancShares Inc/NC Class A	1.5
First Solar Inc	1.5
22.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914151.101    898-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class 2

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 76	0.70%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2025.
Initial investment of $10,000.

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	18.39%	9.56%
MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)	17.88%	10.81%
S&P 500® Index	17.88%	11.87%
MSCI U.S. Investable Market 2500 Index	17.22%	10.66%
A   From October 21, 2021

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Financials	13.3
Communication Services	11.2
Consumer Discretionary	10.1
Health Care	9.3
Industrials	8.2
Consumer Staples	4.9
Energy	2.8
Utilities	2.1
Real Estate	1.8
Materials	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 1.8
Korea (South) - 1.0
Canada - 0.7
Netherlands - 0.4
United Kingdom - 0.4
Belgium - 0.3
Denmark - 0.2
France - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Apple Inc	7.4
Alphabet Inc Class A	7.1
Microsoft Corp	6.8
Amazon.com Inc	4.3
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.6
Tesla Inc	2.0
Mastercard Inc Class A	2.0
Micron Technology Inc	1.3
44.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914402.101    6429-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Service Class

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 60	0.55%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2025.
Initial investment of $10,000.

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class	18.55%	9.71%
MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)	17.88%	10.81%
S&P 500® Index	17.88%	11.87%
MSCI U.S. Investable Market 2500 Index	17.22%	10.66%
A   From October 21, 2021

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Financials	13.3
Communication Services	11.2
Consumer Discretionary	10.1
Health Care	9.3
Industrials	8.2
Consumer Staples	4.9
Energy	2.8
Utilities	2.1
Real Estate	1.8
Materials	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 1.8
Korea (South) - 1.0
Canada - 0.7
Netherlands - 0.4
United Kingdom - 0.4
Belgium - 0.3
Denmark - 0.2
France - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Apple Inc	7.4
Alphabet Inc Class A	7.1
Microsoft Corp	6.8
Amazon.com Inc	4.3
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.6
Tesla Inc	2.0
Mastercard Inc Class A	2.0
Micron Technology Inc	1.3
44.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914401.101    6428-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Investor Class

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 57	0.52%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2025.
Initial investment of $10,000.

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Investor Class	18.62%	9.75%
MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)	17.88%	10.81%
S&P 500® Index	17.88%	11.87%
MSCI U.S. Investable Market 2500 Index	17.22%	10.66%
A   From October 21, 2021

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Financials	13.3
Communication Services	11.2
Consumer Discretionary	10.1
Health Care	9.3
Industrials	8.2
Consumer Staples	4.9
Energy	2.8
Utilities	2.1
Real Estate	1.8
Materials	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 1.8
Korea (South) - 1.0
Canada - 0.7
Netherlands - 0.4
United Kingdom - 0.4
Belgium - 0.3
Denmark - 0.2
France - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Apple Inc	7.4
Alphabet Inc Class A	7.1
Microsoft Corp	6.8
Amazon.com Inc	4.3
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.6
Tesla Inc	2.0
Mastercard Inc Class A	2.0
Micron Technology Inc	1.3
44.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914400.101    6427-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Stock Selector Portfolio VIP Stock Selector Portfolio Initial Class

This annual shareholder report contains information about VIP Stock Selector Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 49	0.45%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. Investable Market 2500 Index/S&P 500 Linked Index for the year, led by the communication services sector. Picks in financials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Alphabet (+66%), one of the fund's biggest holdings. An outsized stake in Micron Technology (+240%) also helped. The stock was among the fund's largest positions at period end. Another notable relative contributor was our non-benchmark holding in SK Hynix (+144%), which we established in 2025.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer staples, primarily within the food, beverage & tobacco industry. Investment choices in health care, especially health care equipment & services companies, further hampered the fund's result.
•The largest individual relative detractor was our non-benchmark stake in Marvell Technology (-22%). An underweight in Palantir Technologies (+135%) also hurt, though we increased our investment this period. Another notable relative detractor was our stake in Gartner (-49%). The stock was not held at period end.
•Notable changes in positioning include higher allocations to the communication services and information technology sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 21, 2021 through December 31, 2025.
Initial investment of $10,000.

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Initial Class	18.73%	9.83%
MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25)	17.88%	10.81%
S&P 500® Index	17.88%	11.87%
MSCI U.S. Investable Market 2500 Index	17.22%	10.66%
A   From October 21, 2021

Effective January 1, 2025, the fund began comparing its performance to the S&P 500 Index rather than the MSCI U.S. Investable Market 2500 Index because the S&P 500 Index conforms more closely to the fund's investment policies.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$4,673,251,782
Number of Holdings	368
Total Advisory Fee	$22,087,501
Portfolio Turnover	56%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Financials	13.3
Communication Services	11.2
Consumer Discretionary	10.1
Health Care	9.3
Industrials	8.2
Consumer Staples	4.9
Energy	2.8
Utilities	2.1
Real Estate	1.8
Materials	1.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.1
Preferred Stocks - 0.1
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Taiwan - 1.8
Korea (South) - 1.0
Canada - 0.7
Netherlands - 0.4
United Kingdom - 0.4
Belgium - 0.3
Denmark - 0.2
France - 0.1
Others - 0.4

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.5
Apple Inc	7.4
Alphabet Inc Class A	7.1
Microsoft Corp	6.8
Amazon.com Inc	4.3
Meta Platforms Inc Class A	2.7
Broadcom Inc	2.6
Tesla Inc	2.0
Mastercard Inc Class A	2.0
Micron Technology Inc	1.3
44.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914399.101    6426-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Service Class 2

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 107	0.97%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	20.05%	6.35%	7.66%
MSCI EAFE Index	31.59%	9.17%	8.42%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	26.9
Information Technology	12.4
Materials	8.1
Consumer Discretionary	7.8
Health Care	5.0
Consumer Staples	4.0
Communication Services	3.3
Utilities	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.4
United Kingdom - 16.1
United States - 13.8
France - 11.4
Germany - 9.6
Spain - 7.5
Italy - 5.3
Netherlands - 3.7
Switzerland - 2.8
Others - 13.4

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.0
Hitachi Ltd	2.8
Rolls-Royce Holdings PLC	2.7
Schneider Electric SE	2.7
Safran SA	2.6
ASML Holding NV	2.5
NatWest Group PLC	2.4
CaixaBank SA	2.4
Allianz SE	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
25.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914189.101    362-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Service Class

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 90	0.82%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	20.28%	6.51%	7.82%
MSCI EAFE Index	31.59%	9.17%	8.42%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	26.9
Information Technology	12.4
Materials	8.1
Consumer Discretionary	7.8
Health Care	5.0
Consumer Staples	4.0
Communication Services	3.3
Utilities	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.4
United Kingdom - 16.1
United States - 13.8
France - 11.4
Germany - 9.6
Spain - 7.5
Italy - 5.3
Netherlands - 3.7
Switzerland - 2.8
Others - 13.4

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.0
Hitachi Ltd	2.8
Rolls-Royce Holdings PLC	2.7
Schneider Electric SE	2.7
Safran SA	2.6
ASML Holding NV	2.5
NatWest Group PLC	2.4
CaixaBank SA	2.4
Allianz SE	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
25.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914190.101    495-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Investor Class

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 88	0.80%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	20.32%	6.54%	7.85%
MSCI EAFE Index	31.59%	9.17%	8.42%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	26.9
Information Technology	12.4
Materials	8.1
Consumer Discretionary	7.8
Health Care	5.0
Consumer Staples	4.0
Communication Services	3.3
Utilities	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.4
United Kingdom - 16.1
United States - 13.8
France - 11.4
Germany - 9.6
Spain - 7.5
Italy - 5.3
Netherlands - 3.7
Switzerland - 2.8
Others - 13.4

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.0
Hitachi Ltd	2.8
Rolls-Royce Holdings PLC	2.7
Schneider Electric SE	2.7
Safran SA	2.6
ASML Holding NV	2.5
NatWest Group PLC	2.4
CaixaBank SA	2.4
Allianz SE	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
25.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914187.101    1472-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
VIP Overseas Portfolio VIP Overseas Portfolio Initial Class

This annual shareholder report contains information about VIP Overseas Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 80	0.72%
What affected the Fund's performance this period?

•International equities achieved a strong gain in 2025, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar, resilient economic growth in certain regions and interest-rate cuts by some foreign central banks.
•Against this backdrop, stock selection in Europe ex U.K. and the U.K. detracted from the fund's performance versus the MSCI EAFE Index (Net MA) for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in industrials and consumer discretionary.
•The largest individual relative detractor was our non-benchmark stake in Constellation Software (-22%). A non-benchmark stake in Marsh & McLennan returned -11% and was the second-largest relative detractor. Our overweight stake in London Stock Exchange (-15%) also detracted. The stock was not held at period end.
•In contrast, from a regional standpoint, an underweight in Asia Pacific ex Japan, primarily in Australia, contributed to the fund's relative result.
•By sector, the biggest contributor to performance versus the benchmark was an underweight in consumer discretionary, primarily within the automobiles & components industry. An underweight in consumer staples and an overweight in financials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in CaixaBank (+138%). The stock was one of our biggest holdings at period end. A second notable relative contributor was an overweight in Rolls-Royce Holdings (+120%). The stock was among our biggest holdings, though we trimmed our stake this period. An overweight in UniCredit (+118%) also contributed. The stock was one of the fund's largest holdings this period, but we notably reduced our holdings this period.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to the United States. By sector, meaningful changes in positioning include increased exposure to consumer staples and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	20.39%	6.62%	7.93%
MSCI EAFE Index	31.59%	9.17%	8.42%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$2,151,132,633
Number of Holdings	88
Total Advisory Fee	$15,379,392
Portfolio Turnover	50%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	28.3
Financials	26.9
Information Technology	12.4
Materials	8.1
Consumer Discretionary	7.8
Health Care	5.0
Consumer Staples	4.0
Communication Services	3.3
Utilities	2.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 16.4
United Kingdom - 16.1
United States - 13.8
France - 11.4
Germany - 9.6
Spain - 7.5
Italy - 5.3
Netherlands - 3.7
Switzerland - 2.8
Others - 13.4

TOP HOLDINGS (% of Fund's net assets)
Banco Santander SA	3.0
Hitachi Ltd	2.8
Rolls-Royce Holdings PLC	2.7
Schneider Electric SE	2.7
Safran SA	2.6
ASML Holding NV	2.5
NatWest Group PLC	2.4
CaixaBank SA	2.4
Allianz SE	2.1
Taiwan Semiconductor Manufacturing Co Ltd	2.1
25.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914188.101    154-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Service Class 2

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 93	0.89%
What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	10.31%	4.00%	5.34%
ICE® BofA® US High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.2
BBB - 3.4
BB - 36.6
B - 31.6
CCC,CC,C - 15.1
D - 0.2
Not Rated - 5.8
Equities - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.9
Bank Loan Obligations - 9.1
Preferred Securities - 3.7
Common Stocks - 2.9
Alternative Funds - 1.3
Asset-Backed Securities - 0.5
Preferred Stocks - 0.4
U.S. Treasury Obligations - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 2.1
France - 1.8
United Kingdom - 1.5
Grand Cayman (UK Overseas Ter) - 0.6
Brazil - 0.5
Ireland - 0.5
Switzerland - 0.5
Luxembourg - 0.5
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
EchoStar Corp	1.4
Fidelity Private Credit Company LLC	1.3
TransDigm Inc	1.3
Altice France SA	1.2
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
1261229 BC Ltd	1.0
NRG Energy Inc	1.0
Carnival Corp	1.0
Venture Global Plaquemines LNG LLC	0.8
12.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914144.101    358-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Service Class

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 77	0.74%
What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	10.32%	4.14%	5.49%
ICE® BofA® US High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.2
BBB - 3.4
BB - 36.6
B - 31.6
CCC,CC,C - 15.1
D - 0.2
Not Rated - 5.8
Equities - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.9
Bank Loan Obligations - 9.1
Preferred Securities - 3.7
Common Stocks - 2.9
Alternative Funds - 1.3
Asset-Backed Securities - 0.5
Preferred Stocks - 0.4
U.S. Treasury Obligations - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 2.1
France - 1.8
United Kingdom - 1.5
Grand Cayman (UK Overseas Ter) - 0.6
Brazil - 0.5
Ireland - 0.5
Switzerland - 0.5
Luxembourg - 0.5
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
EchoStar Corp	1.4
Fidelity Private Credit Company LLC	1.3
TransDigm Inc	1.3
Altice France SA	1.2
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
1261229 BC Ltd	1.0
NRG Energy Inc	1.0
Carnival Corp	1.0
Venture Global Plaquemines LNG LLC	0.8
12.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914145.101    492-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Investor Class

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.68%
What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	10.45%	4.24%	5.57%
ICE® BofA® US High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.2
BBB - 3.4
BB - 36.6
B - 31.6
CCC,CC,C - 15.1
D - 0.2
Not Rated - 5.8
Equities - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.9
Bank Loan Obligations - 9.1
Preferred Securities - 3.7
Common Stocks - 2.9
Alternative Funds - 1.3
Asset-Backed Securities - 0.5
Preferred Stocks - 0.4
U.S. Treasury Obligations - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 2.1
France - 1.8
United Kingdom - 1.5
Grand Cayman (UK Overseas Ter) - 0.6
Brazil - 0.5
Ireland - 0.5
Switzerland - 0.5
Luxembourg - 0.5
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
EchoStar Corp	1.4
Fidelity Private Credit Company LLC	1.3
TransDigm Inc	1.3
Altice France SA	1.2
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
1261229 BC Ltd	1.0
NRG Energy Inc	1.0
Carnival Corp	1.0
Venture Global Plaquemines LNG LLC	0.8
12.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914142.101    1454-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP High Income Portfolio VIP High Income Portfolio Initial Class

This annual shareholder report contains information about VIP High Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 67	0.64%
What affected the Fund's performance this period?

•U.S. high-yield bonds achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, the fund's core investment in high-yield bonds gained 9.24% and contributed to performance versus the benchmark, the ICE BofA US High Yield/US High Yield Constrained Blend Index, for 2025.
•By industry, security selection meaningfully contributed, especially within energy and telecommunications. Our picks in technology & electronics also boosted the fund's relative result.
•The top individual relative contributor was Mesquite Energy (formerly Sanchez Energy), a non-benchmark holding that gained 138%. It was the fund's largest holdings at year-end.
•A second notable relative contributor was an overweight in EchoStar (+80%)  An overweight in Altice France (+28%) also helped. Both EchoStar and Altice France were among the fund's top holdings at year end.
•In contrast, security selection in the utility, retail and services categories each modestly detracted for the year.
•The largest individual relative detractor was an overweight in Sunnova Energy (-100%). The second-biggest relative detractor was an overweight in New Fortress Energy (-59%). Non-benchmark exposure to Ambipar Lux (-73%), established in 2025, also hurt.
•Notable changes in positioning include increased exposure to the energy and financial services industries, as well as a lower allocation to telecommunications.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	10.36%	4.22%	5.59%
ICE® BofA® US High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$824,934,089
Number of Holdings	781
Total Advisory Fee	$5,017,919
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 0.2
BBB - 3.4
BB - 36.6
B - 31.6
CCC,CC,C - 15.1
D - 0.2
Not Rated - 5.8
Equities - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 77.9
Bank Loan Obligations - 9.1
Preferred Securities - 3.7
Common Stocks - 2.9
Alternative Funds - 1.3
Asset-Backed Securities - 0.5
Preferred Stocks - 0.4
U.S. Treasury Obligations - 0.2
CMOs and Other Mortgage Related Securities - 0.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.9
Canada - 2.1
France - 1.8
United Kingdom - 1.5
Grand Cayman (UK Overseas Ter) - 0.6
Brazil - 0.5
Ireland - 0.5
Switzerland - 0.5
Luxembourg - 0.5
Others - 4.1

TOP HOLDINGS (% of Fund's net assets)
Mesquite Energy Inc	2.1
EchoStar Corp	1.4
Fidelity Private Credit Company LLC	1.3
TransDigm Inc	1.3
Altice France SA	1.2
CCO Holdings LLC / CCO Holdings Capital Corp	1.2
1261229 BC Ltd	1.0
NRG Energy Inc	1.0
Carnival Corp	1.0
Venture Global Plaquemines LNG LLC	0.8
12.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914143.101    152-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Service Class 2

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 86	0.80%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	14.63%	13.42%	17.16%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.6
Communication Services	13.4
Consumer Discretionary	11.3
Financials	8.1
Health Care	8.0
Industrials	7.4
Materials	2.0
Consumer Staples	1.5
Utilities	0.9
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.9
Canada - 1.7
Korea (South) - 1.0
China - 1.0
Belgium - 0.9
Netherlands - 0.4
Germany - 0.4
Brazil - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.4
Microsoft Corp	10.0
Alphabet Inc Class A	6.4
Apple Inc	5.5
Amazon.com Inc	5.2
Broadcom Inc	4.7
Meta Platforms Inc Class A	4.1
Mastercard Inc Class A	3.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Eli Lilly & Co	2.5
58.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914185.101    357-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Service Class

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 70	0.65%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	14.80%	13.59%	17.33%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.6
Communication Services	13.4
Consumer Discretionary	11.3
Financials	8.1
Health Care	8.0
Industrials	7.4
Materials	2.0
Consumer Staples	1.5
Utilities	0.9
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.9
Canada - 1.7
Korea (South) - 1.0
China - 1.0
Belgium - 0.9
Netherlands - 0.4
Germany - 0.4
Brazil - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.4
Microsoft Corp	10.0
Alphabet Inc Class A	6.4
Apple Inc	5.5
Amazon.com Inc	5.2
Broadcom Inc	4.7
Meta Platforms Inc Class A	4.1
Mastercard Inc Class A	3.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Eli Lilly & Co	2.5
58.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914186.101    472-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Investor Class

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 67	0.62%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	14.84%	13.62%	17.36%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.6
Communication Services	13.4
Consumer Discretionary	11.3
Financials	8.1
Health Care	8.0
Industrials	7.4
Materials	2.0
Consumer Staples	1.5
Utilities	0.9
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.9
Canada - 1.7
Korea (South) - 1.0
China - 1.0
Belgium - 0.9
Netherlands - 0.4
Germany - 0.4
Brazil - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.4
Microsoft Corp	10.0
Alphabet Inc Class A	6.4
Apple Inc	5.5
Amazon.com Inc	5.2
Broadcom Inc	4.7
Meta Platforms Inc Class A	4.1
Mastercard Inc Class A	3.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Eli Lilly & Co	2.5
58.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914183.101    1453-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Growth Portfolio VIP Growth Portfolio Initial Class

This annual shareholder report contains information about VIP Growth Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 59	0.55%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, especially an underweight in information technology. An overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also hampered the fund's result, as did security selection and an overweight in health care.
•The biggest individual relative detractor was a stake in Broadcom (+1%). This was a position we established this period. It was one of the largest holdings at period end. The second-largest relative detractor was an overweight in Amazon.com (+4%), which was among the biggest holdings. An underweight in Palantir Technologies (+135%) also detracted. This was a stake we established this period.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in industrials. Security selection in financials, primarily within the financial services industry, and utilities also boosted the fund's relative result.
•A non-benchmark stake in SK Hynix gained 133% and was the top individual relative contributor. This was a position we established this period. The second-largest relative contributor was an overweight in GE Vernova (+101%). Another notable relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+50%). This period we decreased our stake in Taiwan Semiconductor Manufacturing. The stock was one of our largest holdings.
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	14.92%	13.70%	17.45%
Russell 3000® Growth Index	18.15%	14.59%	17.59%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$11,475,283,239
Number of Holdings	145
Total Advisory Fee	$61,117,552
Portfolio Turnover	81%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.6
Communication Services	13.4
Consumer Discretionary	11.3
Financials	8.1
Health Care	8.0
Industrials	7.4
Materials	2.0
Consumer Staples	1.5
Utilities	0.9
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 0.8
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Taiwan - 2.9
Canada - 1.7
Korea (South) - 1.0
China - 1.0
Belgium - 0.9
Netherlands - 0.4
Germany - 0.4
Brazil - 0.4
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	13.4
Microsoft Corp	10.0
Alphabet Inc Class A	6.4
Apple Inc	5.5
Amazon.com Inc	5.2
Broadcom Inc	4.7
Meta Platforms Inc Class A	4.1
Mastercard Inc Class A	3.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.8
Eli Lilly & Co	2.5
58.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914184.101    151-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Investor Class

This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 72	0.70%
What affected the Fund's performance this period?

•Leveraged loans posted a solid, income-driven gain in 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, and gained in the final months of the year despite the Federal Reserve cutting its benchmark interest rate in September, October and December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 6.24% and contributed to performance versus the benchmark, the Morningstar LSTA US Performing Loans Index, for the year.
•By industry, security selection was the primary detractor, especially within oil & gas. Security selection in food products also hurt, as did security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-54%). A non-benchmark stake in Del Monte Foods returned -38% and was the second-largest relative detractor. Another notable relative detractor was an overweight in Cast & Crew (-28%).
•In contrast, the primary contributor to performance versus the benchmark was security selection in chemicals & plastics. Our picks in all telecom also boosted relative performance, along with our choices and an underweight in automotive.
•Not owning First Brands, a benchmark component that returned roughly -64%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Asurion (+11%). It was the fund's biggest holding.
•Notable changes in positioning include a higher allocation to all telecom.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.23%	6.00%	5.40%
Morningstar® LSTA® US Performing Loans	6.01%	6.60%	6.02%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$423,570,633
Number of Holdings	557
Total Advisory Fee	$2,854,087
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.6
BB - 19.6
B - 59.1
CCC,CC,C - 8.1
D - 0.0
Not Rated - 6.7
Equities - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.5
Corporate Bonds - 3.1
Common Stocks - 1.1
Alternative Funds - 0.7
Asset-Backed Securities - 0.4
Preferred Securities - 0.4
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.1
United Kingdom - 2.8
Canada - 1.3
France - 1.2
Netherlands - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Denmark - 0.2
Switzerland - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.6
Fertitta Entertainment LLC/NV	1.3
Acrisure LLC	1.3
Clydesdale Acquisition Holdings Inc	1.2
Altice France SA	1.1
MH Sub I LLC	1.1
X Corp	1.1
Polaris Newco LLC	1.0
Lumen Technologies Inc	1.0
14.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914359.101    2639-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Initial Class

This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.66%
What affected the Fund's performance this period?

•Leveraged loans posted a solid, income-driven gain in 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, and gained in the final months of the year despite the Federal Reserve cutting its benchmark interest rate in September, October and December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 6.24% and contributed to performance versus the benchmark, the Morningstar LSTA US Performing Loans Index, for the year.
•By industry, security selection was the primary detractor, especially within oil & gas. Security selection in food products also hurt, as did security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-54%). A non-benchmark stake in Del Monte Foods returned -38% and was the second-largest relative detractor. Another notable relative detractor was an overweight in Cast & Crew (-28%).
•In contrast, the primary contributor to performance versus the benchmark was security selection in chemicals & plastics. Our picks in all telecom also boosted relative performance, along with our choices and an underweight in automotive.
•Not owning First Brands, a benchmark component that returned roughly -64%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Asurion (+11%). It was the fund's biggest holding.
•Notable changes in positioning include a higher allocation to all telecom.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	5.33%	6.06%	5.44%
Morningstar® LSTA® US Performing Loans	6.01%	6.60%	6.02%
Bloomberg U.S. Universal Bond Index	7.58%	0.06%	2.44%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$423,570,633
Number of Holdings	557
Total Advisory Fee	$2,854,087
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.6
BB - 19.6
B - 59.1
CCC,CC,C - 8.1
D - 0.0
Not Rated - 6.7
Equities - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.5
Corporate Bonds - 3.1
Common Stocks - 1.1
Alternative Funds - 0.7
Asset-Backed Securities - 0.4
Preferred Securities - 0.4
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.1
United Kingdom - 2.8
Canada - 1.3
France - 1.2
Netherlands - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Denmark - 0.2
Switzerland - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.6
Fertitta Entertainment LLC/NV	1.3
Acrisure LLC	1.3
Clydesdale Acquisition Holdings Inc	1.2
Altice France SA	1.1
MH Sub I LLC	1.1
X Corp	1.1
Polaris Newco LLC	1.0
Lumen Technologies Inc	1.0
14.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914358.101    2638-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class 2

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 78	0.71%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	18.75%	12.23%	11.32%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Health Care	12.4
Industrials	11.9
Information Technology	10.7
Consumer Staples	8.8
Communication Services	8.1
Consumer Discretionary	7.8
Energy	6.3
Utilities	5.6
Materials	2.8
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 2.7
United Kingdom - 2.6
Taiwan - 1.7
Korea (South) - 1.5
Netherlands - 0.9
Japan - 0.5
Italy - 0.4
Germany - 0.4
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Alphabet Inc Class A	3.6
Exxon Mobil Corp	2.8
Wells Fargo & Co	2.3
Bank of America Corp	2.1
Walmart Inc	2.0
Linde PLC	1.9
Johnson & Johnson	1.9
Gilead Sciences Inc	1.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914181.101    356-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Service Class

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 61	0.56%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	18.92%	12.41%	11.49%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Health Care	12.4
Industrials	11.9
Information Technology	10.7
Consumer Staples	8.8
Communication Services	8.1
Consumer Discretionary	7.8
Energy	6.3
Utilities	5.6
Materials	2.8
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 2.7
United Kingdom - 2.6
Taiwan - 1.7
Korea (South) - 1.5
Netherlands - 0.9
Japan - 0.5
Italy - 0.4
Germany - 0.4
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Alphabet Inc Class A	3.6
Exxon Mobil Corp	2.8
Wells Fargo & Co	2.3
Bank of America Corp	2.1
Walmart Inc	2.0
Linde PLC	1.9
Johnson & Johnson	1.9
Gilead Sciences Inc	1.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914182.101    471-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Investor Class

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 58	0.53%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	18.94%	12.44%	11.51%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Health Care	12.4
Industrials	11.9
Information Technology	10.7
Consumer Staples	8.8
Communication Services	8.1
Consumer Discretionary	7.8
Energy	6.3
Utilities	5.6
Materials	2.8
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 2.7
United Kingdom - 2.6
Taiwan - 1.7
Korea (South) - 1.5
Netherlands - 0.9
Japan - 0.5
Italy - 0.4
Germany - 0.4
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Alphabet Inc Class A	3.6
Exxon Mobil Corp	2.8
Wells Fargo & Co	2.3
Bank of America Corp	2.1
Walmart Inc	2.0
Linde PLC	1.9
Johnson & Johnson	1.9
Gilead Sciences Inc	1.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914179.101    1452-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Equity-Income Portfolio℠ VIP Equity-Income Portfolio℠ Initial Class

This annual shareholder report contains information about VIP Equity-Income Portfolio℠ for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 50	0.46%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 3000 Value Index for the year, especially within industrials, where our stock picks in capital goods helped most. Investment choices in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, as well as among energy stocks, further boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Samsung Electronics (+135%). An overweight in GE Aerospace (+85%), where we decreased our stake this period, also helped. Another notable relative contributor was an out-of-index position in Taiwan Semiconductor Manufacturing (+55%). The stock was one of the fund's largest holdings at period end.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services. Picks and an overweight in consumer staples also hampered the fund's result. Investment choices in information technology, primarily within the semiconductors & semiconductor equipment industry, hurt as well.
•The biggest individual relative detractor this period was avoiding Micron Technology, a benchmark component that rose 240%. A lack of exposure so RTX, a benchmark component that gained roughly 61%, was another negative, as was an overweight in UnitedHealth (-33%).
•Notable changes in positioning include increased exposure to the communication services sector and a lower allocation to materials stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2015 through December 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	19.02%	12.51%	11.60%
Russell 3000® Value Index	15.71%	11.18%	10.46%
Russell 3000® Index	17.15%	13.15%	14.29%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$6,791,674,158
Number of Holdings	121
Total Advisory Fee	$29,859,429
Portfolio Turnover	15%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.9
Health Care	12.4
Industrials	11.9
Information Technology	10.7
Consumer Staples	8.8
Communication Services	8.1
Consumer Discretionary	7.8
Energy	6.3
Utilities	5.6
Materials	2.8
Real Estate	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 2.7
United Kingdom - 2.6
Taiwan - 1.7
Korea (South) - 1.5
Netherlands - 0.9
Japan - 0.5
Italy - 0.4
Germany - 0.4
France - 0.3

TOP HOLDINGS (% of Fund's net assets)
JPMorgan Chase & Co	3.7
Alphabet Inc Class A	3.6
Exxon Mobil Corp	2.8
Wells Fargo & Co	2.3
Bank of America Corp	2.1
Walmart Inc	2.0
Linde PLC	1.9
Johnson & Johnson	1.9
Gilead Sciences Inc	1.7
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.7
23.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914180.101    150-TSRA-0226

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
VIP Floating Rate High Income Portfolio VIP Floating Rate High Income Portfolio Service Class 2

This annual shareholder report contains information about VIP Floating Rate High Income Portfolio for the period April 30, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2 A	$ 62	0.90%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Leveraged loans posted a solid, income-driven gain in 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, and gained in the final months of the year despite the Federal Reserve cutting its benchmark interest rate in September, October and December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 6.24% and contributed to performance versus the benchmark, the Morningstar LSTA US Performing Loans Index, for the year.
•By industry, security selection was the primary detractor, especially within oil & gas. Security selection in food products also hurt, as did security selection and an underweight in health care.
•The biggest individual relative detractor was an overweight in New Fortress Energy (-54%). A non-benchmark stake in Del Monte Foods returned -38% and was the second-largest relative detractor. Another notable relative detractor was an overweight in Cast & Crew (-28%).
•In contrast, the primary contributor to performance versus the benchmark was security selection in chemicals & plastics. Our picks in all telecom also boosted relative performance, along with our choices and an underweight in automotive.
•Not owning First Brands, a benchmark component that returned roughly -64%, was the top individual relative contributor. A second notable relative contributor was an overweight in Altice France (+29%). The company was among the fund's largest holdings. Another notable relative contributor was an overweight in Asurion (+11%). It was the fund's biggest holding.
•Notable changes in positioning include a higher allocation to all telecom.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 30, 2025 through December 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$423,570,633
Number of Holdings	557
Total Advisory Fee	$2,854,087
Portfolio Turnover	55%
What did the Fund invest in?
(as of December 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

BBB - 1.6
BB - 19.6
B - 59.1
CCC,CC,C - 8.1
D - 0.0
Not Rated - 6.7
Equities - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 90.5
Corporate Bonds - 3.1
Common Stocks - 1.1
Alternative Funds - 0.7
Asset-Backed Securities - 0.4
Preferred Securities - 0.4
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 3.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.1
United Kingdom - 2.8
Canada - 1.3
France - 1.2
Netherlands - 0.6
Grand Cayman (UK Overseas Ter) - 0.5
Luxembourg - 0.3
Denmark - 0.2
Switzerland - 0.2
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Asurion LLC	2.6
Great Outdoors Group LLC	2.6
Fertitta Entertainment LLC/NV	1.3
Acrisure LLC	1.3
Clydesdale Acquisition Holdings Inc	1.2
Altice France SA	1.1
MH Sub I LLC	1.1
X Corp	1.1
Polaris Newco LLC	1.0
Lumen Technologies Inc	1.0
14.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919244.100    9075-TSRA-0226

Item 2.

Code of Ethics

As of the end of the period, December 31, 2025, Variable Insurance Products Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to VIP Value Portfolio (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Value Portfolio	$43,500	$-	$12,500	$500

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Value Portfolio	$41,400	$-	$12,700	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Equity-Income Portfolio, VIP Floating Rate High Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Overseas Portfolio and VIP Stock Selector Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Equity-Income Portfolio	$64,900	$2,900	$11,200	$900
VIP Floating Rate High Income Portfolio	$63,100	$2,600	$3,800	$800
VIP Growth Portfolio	$57,200	$2,500	$7,900	$800
VIP High Income Portfolio	$74,400	$3,200	$9,800	$1,000
VIP Overseas Portfolio	$60,000	$2,700	$12,200	$900
VIP Stock Selector Portfolio	$38,400	$1,800	$7,900	$600

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Equity-Income Portfolio	$62,400	$5,700	$10,900	$2,000
VIP Floating Rate High Income Portfolio	$62,100	$5,400	$10,600	$1,900
VIP Growth Portfolio	$55,200	$4,900	$8,300	$1,700
VIP High Income Portfolio	$72,400	$6,500	$9,500	$2,200
VIP Overseas Portfolio	$57,600	$5,500	$11,800	$1,900
VIP Stock Selector Portfolio	$36,700	$3,500	$8,500	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2025A	December 31, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2025A	December 31, 2024 A
Audit-Related Fees	$8,914,100	$9,701,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2025A	December 31, 2024A
Deloitte Entities	$2,445,200	$3,362,700
PwC	$13,825,100	$15,393,100

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Value Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Value Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 3.9%
Consumer Discretionary - 1.1%
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear Inc (a)	108,744	6,796,946
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Canadian Natural Resources Ltd	142,178	4,815,748
Imperial Oil Ltd (a)	81,932	7,078,428
TOTAL ENERGY		11,894,176
Materials - 0.7%
Chemicals - 0.7%
Methanex Corp (United States)	109,625	4,354,305
TOTAL CANADA		23,045,427
HONG KONG - 0.8%
Financials - 0.8%
Insurance - 0.8%
Prudential PLC	316,600	4,870,282
PORTUGAL - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Galp Energia SGPS SA	199,000	3,421,442
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
Popular Inc	49,737	6,193,251
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (c)(d)	65,500	2,109,209
UNITED STATES - 92.4%
Communication Services - 6.0%
Interactive Media & Services - 5.3%
Alphabet Inc Class A	72,800	22,786,401
Meta Platforms Inc Class A	8,459	5,583,701
ZoomInfo Technologies Inc (b)	300,300	3,054,051
		31,424,153
Media - 0.7%
Nexstar Media Group Inc	22,324	4,532,888
TOTAL COMMUNICATION SERVICES		35,957,041
Consumer Discretionary - 9.4%
Diversified Consumer Services - 0.6%
Driven Brands Holdings Inc (a)(b)	231,400	3,429,348
Hotels, Restaurants & Leisure - 0.7%
Hilton Grand Vacations Inc (b)	98,048	4,387,648
Household Durables - 2.6%
PulteGroup Inc	35,229	4,130,952
Somnigroup International Inc	66,864	5,969,618
TopBuild Corp (b)	12,815	5,346,290
		15,446,860
Leisure Products - 1.6%
BRP Inc Subordinate Voting Shares	53,500	3,782,868
Hasbro Inc	68,638	5,628,316
		9,411,184
Specialty Retail - 3.9%
Bath & Body Works Inc	198,368	3,983,229
Lithia Motors Inc Class A	18,082	6,009,191
Murphy USA Inc	15,509	6,258,192
Signet Jewelers Ltd (a)	46,800	3,878,784
Upbound Group Inc	178,234	3,129,789
		23,259,185
TOTAL CONSUMER DISCRETIONARY		55,934,225
Consumer Staples - 4.7%
Beverages - 1.4%
Keurig Dr Pepper Inc	179,835	5,037,178
Primo Brands Corp Class A	203,900	3,333,765
		8,370,943
Consumer Staples Distribution & Retail - 1.0%
Dollar Tree Inc (b)	48,577	5,975,457
Food Products - 2.3%
Bunge Global SA	57,126	5,088,784
Darling Ingredients Inc (b)	147,408	5,306,688
Ingredion Inc	30,900	3,407,034
		13,802,506
TOTAL CONSUMER STAPLES		28,148,906
Energy - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Core Natural Resources Inc	61,024	5,401,234
Exxon Mobil Corp	127,636	15,359,716
Phillips 66	24,100	3,109,864
Targa Resources Corp	26,105	4,816,373
TOTAL ENERGY		28,687,187
Financials - 19.2%
Banks - 6.5%
East West Bancorp Inc	93,786	10,540,609
First Citizens BancShares Inc/NC Class A	4,249	9,119,119
Wells Fargo & Co	197,546	18,411,287
		38,071,015
Capital Markets - 3.1%
Ameriprise Financial Inc	11,466	5,622,239
Blue Owl Capital Inc Class A (a)	282,411	4,219,220
LPL Financial Holdings Inc	11,348	4,053,165
Raymond James Financial Inc	30,553	4,906,506
		18,801,130
Consumer Finance - 2.0%
OneMain Holdings Inc	107,329	7,250,074
SLM Corp	183,000	4,951,979
		12,202,053
Financial Services - 4.3%
Apollo Global Management Inc	58,701	8,497,557
Global Payments Inc	48,973	3,790,510
NCR Atleos Corp (b)	111,925	4,265,462
PennyMac Financial Services Inc	35,287	4,652,238
WEX Inc (b)	27,811	4,143,283
		25,349,050
Insurance - 3.3%
First American Financial Corp	22,578	1,387,192
Reinsurance Group of America Inc	38,735	7,881,023
Travelers Companies Inc/The	36,619	10,621,708
		19,889,923
TOTAL FINANCIALS		114,313,171
Health Care - 13.6%
Biotechnology - 1.4%
Gilead Sciences Inc	66,549	8,168,224
Health Care Equipment & Supplies - 2.8%
Baxter International Inc	159,300	3,044,223
Becton Dickinson & Co	25,692	4,986,046
Lantheus Holdings Inc (b)	60,200	4,006,310
QuidelOrtho Corp (a)(b)	173,825	4,964,442
		17,001,021
Health Care Providers & Services - 4.9%
Acadia Healthcare Co Inc (a)(b)	188,522	2,675,127
Cigna Group/The	14,967	4,119,367
CVS Health Corp	150,277	11,925,984
Humana Inc	16,246	4,161,088
Molina Healthcare Inc (b)	36,173	6,277,462
		29,159,028
Life Sciences Tools & Services - 1.1%
ICON PLC (b)	37,826	6,892,654
Pharmaceuticals - 3.4%
GSK PLC ADR	247,880	12,156,036
Roche Holding AG non-voting shares	19,532	8,066,135
		20,222,171
TOTAL HEALTH CARE		81,443,098
Industrials - 13.0%
Air Freight & Logistics - 1.9%
FedEx Corp	19,448	5,617,749
GXO Logistics Inc (b)	106,137	5,587,052
		11,204,801
Building Products - 0.5%
UFP Industries Inc	30,000	2,731,499
Commercial Services & Supplies - 0.8%
Brink's Co/The	42,727	4,987,523
Electrical Equipment - 0.8%
Regal Rexnord Corp	34,157	4,792,910
Ground Transportation - 2.4%
Ryder System Inc	17,700	3,387,603
Saia Inc (b)	12,741	4,160,192
U-Haul Holding Co Class N	74,426	3,478,671
XPO Inc (b)	24,919	3,386,741
		14,413,207
Machinery - 3.5%
Allison Transmission Holdings Inc	58,251	5,702,773
CNH Industrial NV Class A	219,000	2,019,180
Gates Industrial Corp PLC (b)	171,300	3,677,811
Oshkosh Corp	43,059	5,409,502
Terex Corp	77,323	4,127,502
		20,936,768
Professional Services - 2.4%
Amentum Holdings Inc (b)	161,560	4,685,240
Concentrix Corp (a)	58,028	2,412,804
First Advantage Corp (a)(b)	191,500	2,782,495
KBR Inc	111,500	4,482,300
		14,362,839
Trading Companies & Distributors - 0.7%
Herc Holdings Inc	29,162	4,327,058
TOTAL INDUSTRIALS		77,756,605
Information Technology - 7.3%
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics Inc (b)	60,712	6,689,248
Avnet Inc	124,747	5,997,836
		12,687,084
Semiconductors & Semiconductor Equipment - 2.8%
First Solar Inc (b)	32,815	8,572,262
ON Semiconductor Corp (b)	140,100	7,586,415
		16,158,677
Technology Hardware, Storage & Peripherals - 2.4%
Western Digital Corp	84,003	14,471,197
TOTAL INFORMATION TECHNOLOGY		43,316,958
Materials - 3.5%
Chemicals - 1.4%
Corteva Inc	80,200	5,375,806
Mosaic Co/The	112,500	2,710,125
		8,085,931
Containers & Packaging - 0.9%
Smurfit WestRock PLC	141,769	5,482,207
Metals & Mining - 1.2%
Constellium SE (b)	211,900	3,994,315
Reliance Inc	12,000	3,466,440
		7,460,755
TOTAL MATERIALS		21,028,893
Real Estate - 5.7%
Health Care REITs - 2.6%
Ventas Inc	99,054	7,664,799
Welltower Inc	41,167	7,641,007
		15,305,806
Industrial REITs - 1.7%
EastGroup Properties Inc	26,545	4,728,726
Prologis Inc	41,776	5,333,124
		10,061,850
Residential REITs - 0.8%
Sun Communities Inc	36,402	4,510,572
Specialized REITs - 0.6%
Equinix Inc	5,400	4,137,264
TOTAL REAL ESTATE		34,015,492
Utilities - 5.2%
Electric Utilities - 3.3%
Constellation Energy Corp	18,341	6,479,325
Evergy Inc	54,200	3,928,958
Eversource Energy	67,125	4,519,526
PG&E Corp	300,614	4,830,867
		19,758,676
Independent Power and Renewable Electricity Producers - 0.9%
AES Corp/The	359,528	5,155,632
Multi-Utilities - 1.0%
Sempra	67,741	5,980,853
TOTAL UTILITIES		30,895,161
TOTAL UNITED STATES		551,496,737
TOTAL COMMON STOCKS (Cost $462,826,185)		591,136,348

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	5,262,255	5,263,308
Fidelity Securities Lending Cash Central Fund (e)(f)	3.77	24,219,262	24,221,684
TOTAL MONEY MARKET FUNDS (Cost $29,485,502)			29,484,992

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $492,311,687)	620,621,340
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(23,707,841)
NET ASSETS - 100.0%	596,913,499

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,109,209 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,109,209 or 0.4% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,521,796	113,702,332	113,960,630	161,736	320	(510)	5,263,308	5,262,255	0.0%
Fidelity Securities Lending Cash Central Fund	9,677,157	329,849,168	315,304,305	25,442	(336)	-	24,221,684	24,219,262	0.1%
Total	15,198,953	443,551,500	429,264,935	187,178	(16)	(510)	29,484,992

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	38,066,250	35,957,041	2,109,209	-
Consumer Discretionary	62,731,171	62,731,171	-	-
Consumer Staples	28,148,906	28,148,906	-	-
Energy	44,002,805	44,002,805	-	-
Financials	125,376,704	120,506,422	4,870,282	-
Health Care	81,443,098	73,376,963	8,066,135	-
Industrials	77,756,605	77,756,605	-	-
Information Technology	43,316,958	43,316,958	-	-
Materials	25,383,198	25,383,198	-	-
Real Estate	34,015,492	34,015,492	-	-
Utilities	30,895,161	30,895,161	-	-

Money Market Funds	29,484,992	29,484,992	-	-
Total Investments in Securities:	620,621,340	605,575,714	15,045,626	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $23,093,241) - See accompanying schedule:
Unaffiliated issuers (cost $462,826,186)	$591,136,348
Fidelity Central Funds (cost $29,485,502)	29,484,992

Total Investment in Securities (cost $492,311,688)		$620,621,340
Foreign currency held at value (cost $12)		12
Receivable for fund shares sold		743,902
Dividends receivable		808,591
Distributions receivable from Fidelity Central Funds		18,565
Prepaid expenses		461
Total assets		622,192,871
Liabilities
Payable for fund shares redeemed	$667,378
Accrued management fee	311,344
Distribution and service plan fees payable	21,338
Other payables and accrued expenses	57,447
Collateral on securities loaned	24,221,865
Total liabilities		25,279,372
Net Assets		$596,913,499
Net Assets consist of:
Paid in capital		$462,230,961
Total accumulated earnings (loss)		134,682,538
Net Assets		$596,913,499

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($164,866,613 ÷ 8,550,372 shares)		$19.28
Service Class :
Net Asset Value, offering price and redemption price per share ($256,159 ÷ 13,272 shares)		$19.30
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($103,164,903 ÷ 5,510,672 shares)		$18.72
Investor Class :
Net Asset Value, offering price and redemption price per share ($328,625,824 ÷ 17,096,352 shares)		$19.22
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$11,041,403
Income from Fidelity Central Funds (including $25,442 from security lending)		187,178
Total income		11,228,581
Expenses
Management fee	$3,537,720
Distribution and service plan fees	226,252
Custodian fees and expenses	19,699
Independent trustees' fees and expenses	2,230
Audit fees	65,087
Legal	2,019
Miscellaneous	2,295
Total expenses		3,855,302
Net Investment income (loss)		7,373,279
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	30,905,210
Fidelity Central Funds	(16)
Foreign currency transactions	(11,674)
Total net realized gain (loss)		30,893,520
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,671,727
Fidelity Central Funds	(510)
Assets and liabilities in foreign currencies	21,715
Total change in net unrealized appreciation (depreciation)		22,692,932
Net gain (loss)		53,586,452
Net increase (decrease) in net assets resulting from operations		$60,959,731
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,373,279	$6,790,959
Net realized gain (loss)	30,893,520	66,552,991
Change in net unrealized appreciation (depreciation)	22,692,932	(12,549,157)
Net increase (decrease) in net assets resulting from operations	60,959,731	60,794,793
Distributions to shareholders	(53,185,365)	(62,470,728)

Share transactions - net increase (decrease)	19,323,596	54,645,571
Total increase (decrease) in net assets	27,097,962	52,969,636

Net Assets
Beginning of period	569,815,537	516,845,901
End of period	$596,913,499	$569,815,537

Financial Highlights
VIP Value Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.00	$19.11	$16.73	$18.28	$15.96
Income from Investment Operations
Net investment income (loss) A,B	.26	.26	.22	.23	.31
Net realized and unrealized gain (loss)	1.82	1.95	3.06	(.96)	4.41
Total from investment operations	2.08	2.21	3.28	(.73)	4.72
Distributions from net investment income	(.27)	(.27)	(.24)	(.23)	(.32)
Distributions from net realized gain	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(1.80)	(2.32)	(.90) C	(.82)	(2.40) C
Net asset value, end of period	$19.28	$19.00	$19.11	$16.73	$18.28
Total Return D,E	11.23%	11.37%	19.79%	(4.11)%	30.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.61%	.65%	.64%	.64%
Expenses net of fee waivers, if any	.60%	.60%	.64%	.64%	.64%
Expenses net of all reductions, if any	.60%	.60%	.64%	.64%	.64%
Net investment income (loss)	1.39%	1.31%	1.24%	1.32%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$164,867	$149,730	$129,716	$121,880	$159,917
Portfolio turnover rate H	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.01	$19.12	$16.74	$18.28	$15.96
Income from Investment Operations
Net investment income (loss) A,B	.24	.24	.20	.21	.29
Net realized and unrealized gain (loss)	1.83	1.94	3.07	(.95)	4.40
Total from investment operations	2.07	2.18	3.27	(.74)	4.69
Distributions from net investment income	(.25)	(.24)	(.22)	(.21)	(.30)
Distributions from net realized gain	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(1.78)	(2.29)	(.89)	(.80)	(2.37)
Net asset value, end of period	$19.30	$19.01	$19.12	$16.74	$18.28
Total Return C,D	11.14%	11.23%	19.67%	(4.17)%	29.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.70%	.75%	.74%	.74%
Expenses net of fee waivers, if any	.70%	.69%	.74%	.74%	.74%
Expenses net of all reductions, if any	.70%	.69%	.74%	.74%	.74%
Net investment income (loss)	1.29%	1.21%	1.14%	1.22%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$256	$255	$281	$240	$337
Portfolio turnover rate G	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.51	$18.69	$16.39	$17.93	$15.70
Income from Investment Operations
Net investment income (loss) A,B	.21	.21	.17	.18	.26
Net realized and unrealized gain (loss)	1.77	1.89	2.99	(.93)	4.33
Total from investment operations	1.98	2.10	3.16	(.75)	4.59
Distributions from net investment income	(.24)	(.24)	(.20)	(.20)	(.28)
Distributions from net realized gain	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(1.77)	(2.28) C	(.86) C	(.79)	(2.36) C
Net asset value, end of period	$18.72	$18.51	$18.69	$16.39	$17.93
Total Return D,E	10.95%	11.08%	19.47%	(4.29)%	29.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.85%	.86%	.90%	.89%	.89%
Expenses net of fee waivers, if any	.85%	.86%	.89%	.89%	.89%
Expenses net of all reductions, if any	.85%	.86%	.89%	.89%	.89%
Net investment income (loss)	1.14%	1.05%	.99%	1.07%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$103,165	$87,336	$65,168	$43,667	$26,890
Portfolio turnover rate H	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Value Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.94	$19.06	$16.69	$18.23	$15.92
Income from Investment Operations
Net investment income (loss) A,B	.24	.25	.21	.22	.29
Net realized and unrealized gain (loss)	1.82	1.93	3.05	(.95)	4.40
Total from investment operations	2.06	2.18	3.26	(.73)	4.69
Distributions from net investment income	(.25)	(.25)	(.22)	(.22)	(.31)
Distributions from net realized gain	(1.53)	(2.05)	(.67)	(.59)	(2.07)
Total distributions	(1.78)	(2.30)	(.89)	(.81)	(2.38)
Net asset value, end of period	$19.22	$18.94	$19.06	$16.69	$18.23
Total Return C,D	11.16%	11.25%	19.68%	(4.13)%	29.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.68%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.68%	.68%	.72%	.72%	.72%
Expenses net of all reductions, if any	.68%	.68%	.72%	.72%	.72%
Net investment income (loss)	1.31%	1.23%	1.16%	1.24%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$328,626	$332,495	$321,682	$317,484	$290,021
Portfolio turnover rate G	52%	51%	51%	48%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$163,385,961
Gross unrealized depreciation	(35,428,475)
Net unrealized appreciation (depreciation)	$127,957,486
Tax Cost	$492,663,854

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$6,713,257
Net unrealized appreciation (depreciation) on securities and other investments	$127,979,196

The Fund intends to elect to defer to its next fiscal year $11,705 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$16,868,938	$ 17,023,465
Long-term Capital Gains	36,316,427	45,447,263
Total	$53,185,365	$ 62,470,728

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Value Portfolio	295,069,655	317,972,097
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$255
Service Class 2	225,997
$226,252
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Value Portfolio	7,194

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Value Portfolio	52,091,459	55,224,363	3,179,809
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Value Portfolio	772
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Value Portfolio	2,705	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
VIP Value Portfolio	34,052
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Value Portfolio
Distributions to shareholders
Initial Class	$14,520,162	$16,096,705
Service Class	23,227	29,741
Service Class 2	8,840,420	9,458,302
Investor Class	29,801,556	36,885,980
Total	$53,185,365	$62,470,728
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Value Portfolio
Initial Class
Shares sold	2,211,205	2,372,372	$41,393,296	$47,055,188
Reinvestment of distributions	756,797	820,914	14,516,444	16,096,705
Shares redeemed	(2,297,921)	(2,099,435)	(43,699,201)	(42,936,822)
Net increase (decrease)	670,081	1,093,851	$12,210,539	$20,215,071
Service Class
Shares sold	-	-	$ -	$7
Reinvestment of distributions	785	982	15,063	19,226
Shares redeemed	(921)	(2,249)	(17,911)	(43,703)
Net increase (decrease)	(136)	(1,267)	$(2,848)	$(24,470)
Service Class 2
Shares sold	1,227,299	1,301,642	$22,267,823	$25,551,678
Reinvestment of distributions	474,386	494,318	8,840,420	9,458,302
Shares redeemed	(909,745)	(564,177)	(16,470,591)	(10,860,198)
Net increase (decrease)	791,940	1,231,783	$14,637,652	$24,149,782
Investor Class
Shares sold	863,176	2,031,471	$16,251,440	$39,873,563
Reinvestment of distributions	1,560,423	1,887,999	29,801,556	36,885,980
Shares redeemed	(2,880,433)	(3,243,841)	(53,574,743)	(66,454,355)
Net increase (decrease)	(456,834)	675,629	$(7,521,747)	$10,305,188
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Value Portfolio	55%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Value Portfolio	26%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and the Shareholders of VIP Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of VIP Value Portfolio (the "Fund"), a fund of Variable Insurance Products Fund, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 10, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $28,147,633, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $111,254 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 0% and 74%; Service Class designates 0% and 80%; Service Class 2 designates 0% and 83%; and Investor Class designates 0% and 79% of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.768949.124
VIPVAL-ANN-0226
Fidelity® Variable Insurance Products:

VIP Overseas Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Overseas Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
BELGIUM - 1.3%
Financials - 1.3%
Banks - 1.3%
KBC Group NV	218,271	28,536,969
CANADA - 0.3%
Information Technology - 0.3%
Software - 0.3%
Constellation Software Inc/Canada	3,095	7,444,416
Constellation Software Inc/Canada warrants 3/31/2040 (a)(c)	13,095	0

TOTAL CANADA		7,444,416
CHINA - 1.5%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
Tencent Holdings Ltd	412,800	31,679,733
DENMARK - 2.5%
Industrials - 2.0%
Air Freight & Logistics - 2.0%
DSV A/S	168,800	42,892,859
Materials - 0.5%
Chemicals - 0.5%
Novonesis Novozymes B Series B	179,200	11,498,078
TOTAL DENMARK		54,390,937
FRANCE - 11.4%
Consumer Discretionary - 2.9%
Hotels, Restaurants & Leisure - 0.7%
Accor SA	265,700	15,056,726
Textiles, Apparel & Luxury Goods - 2.2%
Hermes International SCA	9,854	24,573,653
LVMH Moet Hennessy Louis Vuitton SE	29,400	22,159,831
		46,733,484
TOTAL CONSUMER DISCRETIONARY		61,790,210
Consumer Staples - 1.2%
Food Products - 1.2%
Danone SA	280,900	25,336,925
Industrials - 5.1%
Aerospace & Defense - 4.2%
Safran SA	160,300	55,835,228
Thales SA	124,500	33,585,843
		89,421,071
Electrical Equipment - 0.9%
Legrand SA	141,100	20,976,317
TOTAL INDUSTRIALS		110,397,388
Information Technology - 0.3%
IT Services - 0.3%
Alten SA	81,381	6,929,042
Materials - 1.9%
Chemicals - 1.9%
Air Liquide SA	213,212	40,074,041
TOTAL FRANCE		244,527,606
GERMANY - 9.6%
Financials - 5.4%
Capital Markets - 1.6%
Deutsche Boerse AG	127,839	33,598,824
Insurance - 3.8%
Allianz SE	99,686	46,092,543
Hannover Rueck SE	116,825	36,547,328
		82,639,871
TOTAL FINANCIALS		116,238,695
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Fresenius SE & Co KGaA	277,300	15,961,747
Industrials - 0.5%
Aerospace & Defense - 0.5%
MTU Aero Engines AG	23,800	9,937,656
Information Technology - 1.8%
Software - 1.8%
SAP SE	158,200	38,437,622
Materials - 1.2%
Construction Materials - 1.2%
Heidelberg Materials AG	100,000	25,925,704
TOTAL GERMANY		206,501,424
INDIA - 0.9%
Financials - 0.9%
Banks - 0.9%
HDFC Bank Ltd	1,738,482	19,175,885
INDONESIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	25,781,900	12,449,994
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	255,800	22,290,688
ITALY - 5.3%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Lottomatica Group Spa	352,600	9,282,012
Financials - 3.9%
Banks - 3.9%
FinecoBank Banca Fineco SpA	805,999	21,028,062
Intesa Sanpaolo SpA	4,090,600	28,266,479
UniCredit SpA	405,419	33,579,519
TOTAL FINANCIALS		82,874,060
Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
GVS SpA (a)(d)(e)	109,736	501,016
Pharmaceuticals - 0.8%
Recordati Industria Chimica e Farmaceutica SpA	303,219	17,296,888
TOTAL HEALTH CARE		17,797,904
Industrials - 0.2%
Machinery - 0.2%
Interpump Group SpA	90,300	4,964,320
TOTAL ITALY		114,918,296
JAPAN - 16.4%
Communication Services - 1.7%
Entertainment - 1.7%
Capcom Co Ltd	518,888	12,053,271
Nintendo Co Ltd	362,400	24,467,280
TOTAL COMMUNICATION SERVICES		36,520,551
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.2%
Food & Life Cos Ltd	109,600	5,536,674
Household Durables - 0.3%
Panasonic Holdings Corp	449,704	5,829,981
TOTAL CONSUMER DISCRETIONARY		11,366,655
Consumer Staples - 1.3%
Food Products - 1.3%
Ajinomoto Co Inc	1,363,100	28,864,930
Financials - 1.8%
Insurance - 1.8%
Tokio Marine Holdings Inc	1,050,300	38,825,502
Health Care - 2.0%
Health Care Equipment & Supplies - 2.0%
Hoya Corp	288,211	43,579,402
Industrials - 6.1%
Industrial Conglomerates - 2.8%
Hitachi Ltd	1,883,300	58,937,287
Machinery - 2.4%
Ebara Corp	503,400	11,839,413
Kawasaki Heavy Industries Ltd	59,400	3,936,235
Mitsubishi Heavy Industries Ltd	1,439,000	35,129,501
		50,905,149
Professional Services - 0.7%
BayCurrent Inc	350,000	14,523,749
Trading Companies & Distributors - 0.2%
Sumitomo Corp	111,000	3,841,988
TOTAL INDUSTRIALS		128,208,173
Information Technology - 3.0%
Electronic Equipment, Instruments & Components - 0.0%
TDK Corp	24,500	346,620
IT Services - 1.2%
NEC Corp	577,700	19,583,676
TIS Inc	207,974	6,979,822
		26,563,498
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	151,100	19,106,281
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	864,100	18,334,830
TOTAL INFORMATION TECHNOLOGY		64,351,229
TOTAL JAPAN		351,716,442
NETHERLANDS - 3.7%
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
ASM International NV	40,993	24,935,366
ASML Holding NV	50,253	54,148,622

TOTAL NETHERLANDS		79,083,988
SINGAPORE - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (a)	122,000	15,563,540
SPAIN - 7.5%
Financials - 5.4%
Banks - 5.4%
Banco Santander SA	5,502,247	64,764,146
CaixaBank SA	4,164,700	50,918,145
TOTAL FINANCIALS		115,682,291
Utilities - 2.1%
Electric Utilities - 2.1%
Iberdrola SA	2,104,800	45,576,067
TOTAL SPAIN		161,258,358
SWEDEN - 2.5%
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
AddLife AB B Shares	541,224	9,353,037
Industrials - 2.1%
Building Products - 1.1%
Assa Abloy AB B Shares	578,300	22,340,224
Machinery - 1.0%
Indutrade AB	844,065	22,040,213
TOTAL INDUSTRIALS		44,380,437
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(b)(c)	27,308	455,712
TOTAL SWEDEN		54,189,186
SWITZERLAND - 2.8%
Financials - 2.4%
Capital Markets - 0.7%
Partners Group Holding AG	12,450	15,441,080
Insurance - 1.7%
Zurich Insurance Group AG	47,920	36,261,193
TOTAL FINANCIALS		51,702,273
Health Care - 0.4%
Pharmaceuticals - 0.4%
Galderma Group AG	40,460	8,238,986
TOTAL SWITZERLAND		59,941,259
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	935,600	46,092,042
UNITED KINGDOM - 16.1%
Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 3.3%
Compass Group PLC	1,234,739	39,122,769
InterContinental Hotels Group PLC	229,500	32,251,364
TOTAL CONSUMER DISCRETIONARY		71,374,133
Consumer Staples - 1.5%
Tobacco - 1.5%
British American Tobacco PLC	586,700	33,326,093
Financials - 3.5%
Banks - 2.4%
NatWest Group PLC	5,892,400	51,689,796
Capital Markets - 1.1%
3i Group PLC	531,600	23,310,042
TOTAL FINANCIALS		74,999,838
Industrials - 5.9%
Aerospace & Defense - 3.7%
BAE Systems PLC	924,500	21,277,420
Rolls-Royce Holdings PLC	3,763,900	58,211,396
		79,488,816
Professional Services - 1.3%
Intertek Group PLC	188,300	11,741,666
RELX PLC	409,735	16,506,920
		28,248,586
Trading Companies & Distributors - 0.9%
Diploma PLC	261,158	18,639,878
TOTAL INDUSTRIALS		126,377,280
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Halma PLC	541,400	25,819,621
Utilities - 0.7%
Electric Utilities - 0.7%
SSE PLC	481,000	14,101,917
TOTAL UNITED KINGDOM		345,998,882
UNITED STATES - 12.4%
Communication Services - 0.1%
Entertainment - 0.1%
Spotify Technology SA (a)	7,000	4,064,970
Financials - 1.7%
Financial Services - 0.5%
Visa Inc Class A	31,100	10,907,081
Insurance - 1.2%
Marsh & McLennan Cos Inc	135,376	25,114,956
TOTAL FINANCIALS		36,022,037
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Alcon AG	179,250	14,320,086
Industrials - 5.4%
Building Products - 0.4%
Trane Technologies PLC	22,948	8,931,361
Commercial Services & Supplies - 1.5%
Waste Connections Inc	186,000	32,620,976
Electrical Equipment - 2.7%
Schneider Electric SE	203,400	55,645,209
Professional Services - 0.8%
Experian PLC	396,936	17,896,487
TOTAL INDUSTRIALS		115,094,033
Materials - 4.5%
Chemicals - 1.4%
Linde PLC	70,868	30,217,406
Construction Materials - 3.1%
CRH PLC	267,900	33,433,920
Holcim AG	335,150	32,626,959
		66,060,879
TOTAL MATERIALS		96,278,285
TOTAL UNITED STATES		265,779,411
TOTAL COMMON STOCKS (Cost $1,438,592,971)		2,121,539,056

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $21,387,045)	3.79	21,382,211	21,386,488

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,459,980,016)	2,142,925,544
NET OTHER ASSETS (LIABILITIES) - 0.4%	8,207,089
NET ASSETS - 100.0%	2,151,132,633

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $455,712 or 0.0% of net assets.

(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $501,016 or 0.0% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $501,016 or 0.0% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/2021 - 10/30/2024	1,805,777

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	511,208,047	489,822,557	1,024,970	1,555	(557)	21,386,488	21,382,211	0.0%
Fidelity Securities Lending Cash Central Fund	-	91,804,201	91,802,803	44,454	(1,398)	-	-	-	0.0%
Total	-	603,012,248	581,625,360	1,069,424	157	(557)	21,386,488

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	72,265,254	4,064,970	68,200,284	-
Consumer Discretionary	169,376,550	70,012,605	99,363,945	-
Consumer Staples	87,527,948	62,191,023	25,336,925	-
Financials	576,507,544	156,751,361	419,756,183	-
Health Care	109,251,162	101,012,176	8,238,986	-
Industrials	604,542,834	263,296,301	341,246,533	-
Information Technology	268,613,672	91,691,943	176,466,017	455,712
Materials	173,776,108	75,149,404	98,626,704	-
Utilities	59,677,984	-	59,677,984	-

Money Market Funds	21,386,488	21,386,488	-	-
Total Investments in Securities:	2,142,925,544	845,556,271	1,296,913,561	455,712
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,438,592,971)	$2,121,539,056
Fidelity Central Funds (cost $21,387,045)	21,386,488

Total Investment in Securities (cost $1,459,980,016)		$2,142,925,544
Cash		21,571
Foreign currency held at value (cost $900,837)		899,789
Receivable for investments sold		290,837
Receivable for fund shares sold		3,859,029
Dividends receivable		1,070,622
Reclaims receivable		8,191,827
Distributions receivable from Fidelity Central Funds		75,796
Prepaid expenses		1,808
Other receivables		84,502
Total assets		2,157,421,325
Liabilities
Payable for investments purchased	$1,355,213
Payable for fund shares redeemed	1,514,942
Accrued management fee	1,281,001
Distribution and service plan fees payable	91,042
Deferred taxes	1,953,203
Other payables and accrued expenses	93,291
Total liabilities		6,288,692
Net Assets		$2,151,132,633
Net Assets consist of:
Paid in capital		$1,459,298,593
Total accumulated earnings (loss)		691,834,040
Net Assets		$2,151,132,633

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($1,112,809,212 ÷ 40,430,154 shares)		$27.52
Service Class :
Net Asset Value, offering price and redemption price per share ($188,343,263 ÷ 6,894,067 shares)		$27.32
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($365,619,937 ÷ 13,480,158 shares)		$27.12
Investor Class :
Net Asset Value, offering price and redemption price per share ($484,360,221 ÷ 17,685,239 shares)		$27.39
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$40,721,295
Income from Fidelity Central Funds (including $44,454 from security lending)		1,069,424
Income before foreign taxes withheld		$41,790,719
Less foreign taxes withheld		(4,431,863)
Total income		37,358,856
Expenses
Management fee	$15,379,392
Distribution and service plan fees	1,077,362
Custodian fees and expenses	107,210
Independent trustees' fees and expenses	8,252
Audit fees	137,211
Legal	3,799
Interest	14,665
Miscellaneous	7,546
Total expenses		16,735,437
Net Investment income (loss)		20,623,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,703)	205,950,844
Fidelity Central Funds	157
Foreign currency transactions	(122,589)
Total net realized gain (loss)		205,828,412
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,671,764)	153,962,844
Fidelity Central Funds	(557)
Assets and liabilities in foreign currencies	985,977
Total change in net unrealized appreciation (depreciation)		154,948,264
Net gain (loss)		360,776,676
Net increase (decrease) in net assets resulting from operations		$381,400,095
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,623,419	$19,723,229
Net realized gain (loss)	205,828,412	103,187,487
Change in net unrealized appreciation (depreciation)	154,948,264	(33,929,165)
Net increase (decrease) in net assets resulting from operations	381,400,095	88,981,551
Distributions to shareholders	(220,241,746)	(119,458,785)

Share transactions - net increase (decrease)	116,446,420	74,761,412
Total increase (decrease) in net assets	277,604,769	44,284,178

Net Assets
Beginning of period	1,873,527,864	1,829,243,686
End of period	$2,151,132,633	$1,873,527,864

Financial Highlights
VIP Overseas Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.47	$25.83	$21.70	$29.28	$26.52
Income from Investment Operations
Net investment income (loss) A,B	.30	.30	.26	.25	.15
Net realized and unrealized gain (loss)	4.83	1.07	4.19	(7.37)	4.91
Total from investment operations	5.13	1.37	4.45	(7.12)	5.06
Distributions from net investment income	(.47)	(.46)	(.26)	(.25)	(.14) C
Distributions from net realized gain	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(3.08)	(1.73)	(.32) D	(.46)	(2.30)
Net asset value, end of period	$27.52	$25.47	$25.83	$21.70	$29.28
Total Return E,F	20.39%	5.01%	20.55%	(24.48)%	19.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72%	.74%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.72%	.74%	.76%	.77%	.77%
Expenses net of all reductions, if any	.72%	.74%	.76%	.77%	.77%
Net investment income (loss)	1.04%	1.09%	1.09%	1.10%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$1,112,809	$989,941	$944,202	$798,673	$1,034,416
Portfolio turnover rate I	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.31	$25.68	$21.58	$29.13	$26.40
Income from Investment Operations
Net investment income (loss) A,B	.27	.27	.24	.23	.12
Net realized and unrealized gain (loss)	4.80	1.08	4.16	(7.35)	4.88
Total from investment operations	5.07	1.35	4.40	(7.12)	5.00
Distributions from net investment income	(.45)	(.45)	(.23)	(.23)	(.11) C
Distributions from net realized gain	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(3.06)	(1.72)	(.30)	(.43) D	(2.27)
Net asset value, end of period	$27.32	$25.31	$25.68	$21.58	$29.13
Total Return E,F	20.28%	4.95%	20.41%	(24.58)%	19.57%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.82%	.84%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.82%	.84%	.86%	.87%	.87%
Expenses net of all reductions, if any	.82%	.84%	.86%	.87%	.87%
Net investment income (loss)	.94%	.99%	.99%	1.00%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$188,343	$162,251	$141,807	$125,827	$168,369
Portfolio turnover rate I	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.15	$25.51	$21.44	$28.94	$26.25
Income from Investment Operations
Net investment income (loss) A,B	.22	.23	.20	.19	.07
Net realized and unrealized gain (loss)	4.76	1.07	4.13	(7.29)	4.86
Total from investment operations	4.98	1.30	4.33	(7.10)	4.93
Distributions from net investment income	(.40)	(.39)	(.19)	(.19)	(.08) C
Distributions from net realized gain	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(3.01)	(1.66)	(.26)	(.40)	(2.24)
Net asset value, end of period	$27.12	$25.15	$25.51	$21.44	$28.94
Total Return D,E	20.05%	4.81%	20.22%	(24.68)%	19.39%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.99%	1.02%	1.02%	1.02%
Expenses net of fee waivers, if any	.97%	.98%	1.01%	1.02%	1.02%
Expenses net of all reductions, if any	.97%	.98%	1.01%	1.02%	1.02%
Net investment income (loss)	.79%	.84%	.84%	.85%	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$365,620	$321,413	$327,991	$306,315	$398,271
Portfolio turnover rate H	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Overseas Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.36	$25.71	$21.61	$29.16	$26.42
Income from Investment Operations
Net investment income (loss) A,B	.28	.28	.24	.23	.12
Net realized and unrealized gain (loss)	4.81	1.07	4.16	(7.34)	4.90
Total from investment operations	5.09	1.35	4.40	(7.11)	5.02
Distributions from net investment income	(.45)	(.43)	(.24)	(.23)	(.12) C
Distributions from net realized gain	(2.61)	(1.27)	(.07)	(.21)	(2.16) C
Total distributions	(3.06)	(1.70)	(.30) D	(.44)	(2.28)
Net asset value, end of period	$27.39	$25.36	$25.71	$21.61	$29.16
Total Return E,F	20.32%	4.97%	20.41%	(24.54)%	19.63%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.80%	.81%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.80%	.81%	.84%	.84%	.84%
Expenses net of all reductions, if any	.80%	.81%	.84%	.84%	.84%
Net investment income (loss)	.97%	1.01%	1.02%	1.02%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$484,360	$399,923	$415,244	$372,398	$511,358
Portfolio turnover rate I	50%	40%	31%	33%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$694,847,076
Gross unrealized depreciation	(23,839,908)
Net unrealized appreciation (depreciation)	$671,007,168
Tax Cost	$1,471,918,376

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$32,499,192
Net unrealized appreciation (depreciation) on securities and other investments	$671,618,767

The Fund intends to elect to defer to its next fiscal year $10,330,717 of ordinary losses recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$32,481,447	$32,315,789
Long-term Capital Gains	187,760,299	87,142,996
Total	$220,241,746	$119,458,785

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Overseas Portfolio	1,036,558,020	1,139,070,723
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.72
Service Class	.72
Service Class 2.72
Investor Class	.80

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.71
Service Class	.71
Service Class 2.71
Investor Class	.78

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$179,819
Service Class 2	897,543
$1,077,362

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Overseas Portfolio	$9,235

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Overseas Portfolio	157

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Overseas Portfolio	Borrower	8,356,071	4.44%	14,435

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Overseas Portfolio	23,862,690	32,340,325	6,026,630
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Overseas Portfolio	2,827
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Overseas Portfolio	4,716	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Overseas Portfolio	572,000	4.83%	230
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Overseas Portfolio
Distributions to shareholders
Initial Class	$114,730,971	$63,286,352
Service Class	19,155,396	10,448,546
Service Class 2	37,245,278	20,119,858
Investor Class	49,110,101	25,604,029
Total	$220,241,746	$119,458,785
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Overseas Portfolio
Initial Class
Shares sold	7,884,528	7,177,165	$222,103,562	$198,958,466
Reinvestment of distributions	4,212,534	2,369,341	114,730,971	63,286,352
Shares redeemed	(10,528,189)	(7,246,670)	(300,910,567)	(199,722,639)
Net increase (decrease)	1,568,873	2,299,836	$35,923,966	$62,522,179
Service Class
Shares sold	631,526	1,799,520	$18,030,815	$51,339,474
Reinvestment of distributions	708,458	393,632	19,155,396	10,448,546
Shares redeemed	(856,191)	(1,304,083)	(23,969,202)	(35,949,449)
Net increase (decrease)	483,793	889,069	$13,217,009	$25,838,571
Service Class 2
Shares sold	1,634,035	967,939	$45,650,173	$26,360,079
Reinvestment of distributions	1,387,277	763,040	37,245,278	20,119,858
Shares redeemed	(2,323,435)	(1,805,849)	(65,366,138)	(48,736,646)
Net increase (decrease)	697,877	(74,870)	$17,529,313	$(2,256,709)
Investor Class
Shares sold	3,710,975	1,565,499	$104,399,261	$44,429,166
Reinvestment of distributions	1,811,592	963,006	49,110,101	25,604,029
Shares redeemed	(3,605,566)	(2,909,061)	(103,733,230)	(81,375,824)
Net increase (decrease)	1,917,001	(380,556)	$49,776,132	$(11,342,629)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Overseas Portfolio	18	1	15

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Overseas Portfolio	40
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Overseas Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Overseas Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025, $201,300,525, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $707,774 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class, Service Class, Service Class 2 and Investor Class designate 3% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Insert Fund Name
Initial Class	12/10/2025	$0.4721	$0.0497
Service Class	12/10/2025	$0.4520	$0.0497
Service Class 2	12/10/2025	$0.4068	$0.0497
Investor Class	12/10/2025	$0.4529	$0.0497

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540205.128
VIPOVRS-ANN-0226
Fidelity® Variable Insurance Products:

VIP High Income Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP High Income Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Private Credit Company LLC (n)(o) (Cost $11,166,214)	1,146,536	10,646,045

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (d)(f)(g)	250,000	250,833
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (d)(f)(g)	175,000	175,662
TOTAL BAILIWICK OF JERSEY		426,495
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (d)(f)(g)	100,000	99,324
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (d)(f)(g)	125,000	125,096
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (d)(f)(g)	250,000	252,565
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (d)(f)(g)	100,000	100,410
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (d)(f)(g)	250,000	256,598
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (d)(f)(g)	100,000	100,031
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (d)(f)(g)	308,000	309,856
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (d)(f)(g)	200,000	201,407
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (d)(f)(g)	100,000	101,291
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (d)(f)(g)	100,000	100,675
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (d)(f)(g)	125,000	125,933
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (d)(f)(g)	245,000	245,378
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (d)(f)(g)	121,000	122,020
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (d)(f)(g)	100,000	98,931
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (d)(f)(g)	1,000,000	1,011,720
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (d)(f)(g)	250,000	248,329
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (d)(f)(g)	125,000	127,673
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,627,237
TOTAL ASSET-BACKED SECURITIES (Cost $4,024,000)		4,053,732

Bank Loan Obligations - 9.1%
	Principal Amount (a)	Value ($)
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1836% 5/23/2030 (e)(f)(g)	557,204	559,989
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (e)(f)(g)	1,405,433	1,390,507
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (e)(f)(g)	1,988,161	1,985,258

TOTAL FRANCE		3,375,765
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (e)(f)(g)	468,795	345,403
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (e)(f)(g)	1,015,000	1,006,119
TOTAL LUXEMBOURG		1,351,522
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (e)(f)(g)	2,560,721	1,168,329
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (e)(f)(g)	2,060,756	1,678,651
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (e)(f)(g)	1,186,876	1,190,342
UNITED STATES - 8.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.4%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1142% 3/29/2032 (e)(f)(g)	280,000	280,630
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/16/2029 (e)(f)(g)	793,899	788,937
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/15/2030 (e)(f)(g)	714,509	709,643
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 10/6/2032 (e)(f)(g)	1,235,000	1,238,088
		3,017,298
Media - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (e)(f)(g)	1,296,447	1,206,370
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9161% 12/31/2030 (e)(f)(g)	1,182,023	1,069,139
		2,275,509
TOTAL COMMUNICATION SERVICES		5,292,807
Consumer Discretionary - 1.9%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/28/2032 (e)(f)(g)	279,300	280,347
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (e)(f)(g)	791,610	795,568
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (e)(f)(g)	3,955,927	3,041,119
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (e)(f)	1,076,910	1,082,294
		4,123,413
Hotels, Restaurants & Leisure - 0.7%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/29/2029 (e)(f)(g)	471,327	471,087
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 6/1/2028 (e)(f)(g)	2,273,046	2,057,107
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (e)(f)(g)	2,263,596	2,174,003
		4,702,197
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0661% 6/29/2028 (e)(f)(g)	874,313	812,814
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (e)(f)(g)	2,040,000	2,041,020
		2,853,834
Specialty Retail - 0.3%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (e)(f)(g)	2,730,770	2,556,957
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7339% 6/6/2031 (e)(f)(g)	114,712	114,483
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (e)(f)(g)	85,000	85,407
		2,756,847
TOTAL CONSUMER DISCRETIONARY		15,512,206
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (e)(f)(g)	1,216,950	1,186,526
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (e)(f)(g)	536,510	536,955
Mesquite Energy Inc 1LN, term loan 0% (c)(e)(f)(h)	658,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(e)(f)(g)(h)	1,525,908	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (e)(f)(g)	4,526,218	1,846,698
TOTAL ENERGY		2,383,653
Financials - 0.7%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (e)(f)(g)	159,200	159,300
Financial Services - 0.7%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (e)(f)(g)	785,000	762,431
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 7/31/2031 (e)(f)(g)	1,133,571	1,116,693
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 7/31/2031 (e)(f)(g)	758,100	751,626
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4661% 2/16/2032 (e)(f)(g)	1,030,000	1,017,774
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (e)(f)(g)	1,621,850	1,628,694
		5,277,218
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/19/2031 (e)(f)(g)	103,759	103,965
TOTAL FINANCIALS		5,540,483
Health Care - 0.8%
Health Care Equipment & Supplies - 0.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 1/15/2031 (e)(f)(g)	1,174,100	1,184,667
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 8/23/2032 (e)(f)(g)	1,047,375	1,046,066
		2,230,733
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche Initial Exchange Term Loans 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6719% 6/28/2029 (c)(e)(f)(g)	450,884	360,707
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (e)(f)(g)	4,254,248	4,146,318
TOTAL HEALTH CARE		6,737,758
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 8/20/2032 (e)(f)(g)	857,850	861,754
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (e)(f)(g)	386,147	351,042
		1,212,796
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (e)(f)(g)	110,000	110,756
TOTAL INDUSTRIALS		1,323,552
Information Technology - 2.0%
Communications Equipment - 0.2%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.857% 12/17/2029 (e)(f)(g)	2,420,000	2,421,137
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/12/2032 (e)(f)(g)	35,000	35,000
IT Services - 1.0%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (e)(f)(g)	1,256,579	1,194,869
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (e)(f)	1,020,731	839,551
X Corp 1LN, term loan 9.5% 10/26/2029 (e)	1,550,000	1,543,351
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (e)(f)(g)	4,373,988	4,292,763
		7,870,534
Software - 0.8%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/11/2028 (e)(f)(g)	1,296,155	1,299,163
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (e)(f)(g)(i)	825,000	822,055
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.9732% 9/13/2029 (c)(e)(f)(g)	567,375	567,374
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.852% 6/2/2028 (e)(f)(g)	1,268,196	1,221,121
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (e)(f)(g)	962,551	966,622
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (e)(f)(g)	649,484	649,744
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (e)	846,723	887,823
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.8454% 6/28/2030 (e)(f)(g)	169,150	166,704
		6,580,606
TOTAL INFORMATION TECHNOLOGY		16,907,277
Materials - 1.3%
Chemicals - 1.1%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 10/15/2032 (e)(f)(g)	1,015,000	1,001,044
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (e)(f)(g)	1,256,248	1,205,106
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (e)(f)(g)	1,232,604	1,075,866
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7339% 3/15/2029 (e)(f)(g)	1,207,974	1,161,818
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0661% 4/2/2029 (e)(f)(g)	1,103,840	772,688
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (e)(f)(g)	2,088,916	2,070,116
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 11/3/2032 (e)(f)(g)	95,000	94,347
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (e)(f)(g)	29,850	29,893
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1914% 9/30/2031 (e)(f)(g)	1,639,859	1,262,183
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 0% 4/4/2029 (e)(f)(g)(f)(i)	425,000	345,665
		9,018,726
Containers & Packaging - 0.2%
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/13/2032 (e)(f)(g)(i)	1,165,000	1,151,405
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8911% 4/13/2029 (e)(f)(g)	210,718	210,754
		1,362,159
TOTAL MATERIALS		10,380,885
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 3/29/2030 (e)(f)(g)	755,376	759,153
TOTAL UNITED STATES		66,024,300
TOTAL BANK LOAN OBLIGATIONS (Cost $79,270,757)		75,348,898

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Hilton USA Trust Series 2016-HHV Class F, 4.3333% 11/5/2038 (d)(f)	475,000	465,676
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.0655% 7/15/2038 (d)(f)(g)	1,111,000	1,107,937
TOTAL UNITED STATES		1,573,613
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,496,357)		1,573,613

Common Stocks - 2.9%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (c)	74,146	1,117,960
Altice France Holding SA rights (b)(c)(d)	1,308	14,403

TOTAL FRANCE		1,132,363
TANZANIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (b)	372,600	826,697
UNITED STATES - 2.7%
Communication Services - 0.2%
Entertainment - 0.2%
Warner Bros Discovery Inc (b)	43,000	1,239,260
Media - 0.0%
EW Scripps Co/The Class A (b)	41,800	166,782
TOTAL COMMUNICATION SERVICES		1,406,042
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Hess Midstream LP Class A	27,300	941,850
Mesquite Energy Inc (b)(c)	82,533	16,971,215
TOTAL ENERGY		17,913,065
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (b)(c)	65,803	860,045
Cano Health LLC warrants (b)(c)	2,914	10,607
Surgery Partners Inc (b)	17,800	275,010
TOTAL HEALTH CARE		1,145,662
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (b)(c)	23,507	799,003
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (b)	11,000	595,650
TOTAL INFORMATION TECHNOLOGY		1,394,653
TOTAL UNITED STATES		21,859,422
TOTAL COMMON STOCKS (Cost $8,304,182)		23,818,482

Convertible Corporate Bonds - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Communication Services - 0.8%
Media - 0.8%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (f)	2,088,216	6,974,642
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	1,931,000	1,807,416
Health Care - 0.2%
Biotechnology - 0.2%
Travere Therapeutics Inc 2.25% 3/1/2029	976,000	1,387,872
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.3%
MKS Inc 1.25% 6/1/2030	1,320,000	1,683,660
ON Semiconductor Corp 0% 5/1/2027 (k)	283,000	336,911
Wolfspeed Inc 2.5% 6/15/2031 (d)	170,000	251,813
Wolfspeed Inc 2.5% 6/15/2031	149,000	220,706
		2,493,090
Software - 0.5%
Riot Platforms Inc 0.75% 1/15/2030	1,668,000	1,882,755
Strategy Inc 0% 12/1/2029 (k)	1,702,000	1,393,257
Terawulf Inc 0% 5/1/2032 (d)(k)	1,122,000	970,530
		4,246,542
TOTAL INFORMATION TECHNOLOGY		6,739,632
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	585,000	601,146
TOTAL UNITED STATES		17,510,708
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $11,861,389)		17,510,708

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (c) (Cost $1,183,990)	49,169	1,339,363

Non-Convertible Corporate Bonds - 75.8%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (d)	555,000	555,669
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (d)	283,000	273,696
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (d)	422,000	420,949
Mineral Resources Ltd 7% 4/1/2031 (d)	440,000	458,834
Mineral Resources Ltd 8% 11/1/2027 (d)	395,000	403,413
Mineral Resources Ltd 9.25% 10/1/2028 (d)	675,000	708,413

TOTAL AUSTRALIA		2,265,305
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)	655,000	609,639
BRAZIL - 0.5%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% (d)(h)	2,345,000	522,044
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (d)	2,520,000	2,527,875
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(f)	1,369,661	1,393,202
TOTAL MATERIALS		3,921,077
TOTAL BRAZIL		4,443,121
CANADA - 2.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
TELUS Corp 6.375% 6/9/2056 (f)	830,000	831,377
TELUS Corp 6.625% 10/15/2055 (f)	395,000	403,075
TELUS Corp 6.625% 6/9/2056 (f)	665,000	664,350
TELUS Corp 7% 10/15/2055 (f)	785,000	817,169
TOTAL COMMUNICATION SERVICES		2,715,971
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (d)	580,000	571,736
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (d)	1,950,000	1,857,188
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (d)	435,000	432,257
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)	780,000	794,185
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	2,060,000	2,114,758
TOTAL CONSUMER DISCRETIONARY		5,770,124
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	215,000	141,363
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (f)	281,000	300,352
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bausch Health Cos Inc 11% 9/30/2028 (d)	272,000	281,748
Bausch Health Cos Inc 5.25% 1/30/2030 (d)	285,000	199,500
TOTAL HEALTH CARE		481,248
Industrials - 0.5%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (d)	390,000	412,224
Bombardier Inc 7% 6/1/2032 (d)	625,000	660,401
Bombardier Inc 7.25% 7/1/2031 (d)	790,000	841,862
		1,914,487
Commercial Services & Supplies - 0.3%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)	2,260,000	2,368,984
TOTAL INDUSTRIALS		4,283,471
Information Technology - 0.3%
Software - 0.3%
Open Text Holdings Inc 4.125% 12/1/2031 (d)	1,110,000	1,035,523
Open Text Holdings Inc 4.125% 2/15/2030 (d)	1,080,000	1,032,287
TOTAL INFORMATION TECHNOLOGY		2,067,810
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.65% 12/1/2044	372,000	332,546
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (d)	800,000	830,357
TOTAL MATERIALS		1,162,903
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034	780,000	785,390
TOTAL CANADA		17,708,632
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% (d)(h)	3,195,000	896,293
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(m)	505,000	350,975
TOTAL ENERGY		1,247,268
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)	1,365,000	1,267,608
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)	395,000	409,220
TOTAL UTILITIES		1,676,828
TOTAL COLOMBIA		2,924,096
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)	820,000	840,170
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)	315,000	331,912

TOTAL DENMARK		1,172,082
FINLAND - 0.2%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)	770,000	807,043
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)	1,270,000	1,247,434
TOTAL FINLAND		2,054,477
FRANCE - 1.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA 6.5% 10/15/2031 (d)	1,917,549	1,820,829
Altice France SA 6.5% 4/15/2032 (d)	2,560,582	2,454,784
Altice France SA 6.875% 10/15/2030 (d)	611,033	592,575
Altice France SA 6.875% 7/15/2032 (d)	1,965,482	1,884,778
TOTAL COMMUNICATION SERVICES		6,752,966
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (d)	930,000	987,458
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (d)	755,000	779,033
TOTAL FRANCE		8,519,457
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (d)	175,000	172,930
ZF North America Capital Inc 7.5% 3/24/2031 (d)	815,000	823,767
TOTAL CONSUMER DISCRETIONARY		996,697
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc 5.25% 7/15/2027 (d)(m)	1,230,000	1,230,289
TOTAL GERMANY		2,226,986
GHANA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)	376,000	372,240
Kosmos Energy Ltd 7.5% 3/1/2028 (d)	1,030,000	690,100
Kosmos Energy Ltd 8.75% 10/1/2031 (d)	355,000	200,575

TOTAL GHANA		1,262,915
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)	1,235,000	1,280,756
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (d)	785,000	728,975
IRELAND - 0.5%
Financials - 0.5%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (f)	465,000	479,640
Financial Services - 0.4%
GGAM Finance Ltd 6.875% 4/15/2029 (d)	970,000	1,006,070
GGAM Finance Ltd 8% 2/15/2027 (d)	1,565,000	1,600,557
GGAM Finance Ltd 8% 6/15/2028 (d)	1,040,000	1,101,328
		3,707,955
TOTAL IRELAND		4,187,595
ISRAEL - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(p)	340,000	335,327
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	700,000	734,656
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,240,000	1,286,158
TOTAL HEALTH CARE		2,020,814
TOTAL ISRAEL		2,356,141
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5.75% 8/15/2029 (d)	1,900,000	1,317,232
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)	313,000	286,920
TOTAL COMMUNICATION SERVICES		1,604,152
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)	395,000	413,626
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)	195,000	169,314
TOTAL LUXEMBOURG		2,187,092
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)	435,000	411,175
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	550,000	571,975
TGS ASA 8.5% 1/15/2030 (d)	1,070,000	1,117,234

TOTAL NORWAY		1,689,209
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (d)	1,885,000	1,910,919
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (d)	1,615,000	1,663,992
TOTAL PANAMA		3,574,911
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)	645,000	661,854
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)	1,845,000	1,661,459
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	370,000	365,410
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (d)	1,130,000	1,095,862
TOTAL SPAIN		1,461,272
SWITZERLAND - 0.3%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)	280,000	282,061
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)	275,000	284,427
TOTAL INDUSTRIALS		566,488
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (d)	1,170,000	827,190
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)	1,015,000	980,781
TOTAL MATERIALS		1,807,971
TOTAL SWITZERLAND		2,374,459
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	510,000	527,534
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (d)	860,000	864,231
UNITED KINGDOM - 1.1%
Communication Services - 0.3%
Media - 0.3%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)	2,040,000	1,888,915
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	850,000	868,029
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (d)	3,280,000	3,564,612
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (d)(m)	255,000	248,201
Materials - 0.0%
Chemicals - 0.0%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (d)	485,000	335,924
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	1,805,000	1,807,976
TOTAL UNITED KINGDOM		8,713,657
UNITED STATES - 66.1%
Communication Services - 6.9%
Diversified Telecommunication Services - 2.3%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)	3,865,000	3,791,180
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)	1,105,000	1,078,487
Cablevision Lightpath LLC 5.625% 9/15/2028 (d)	1,855,000	1,812,985
Cipher Compute LLC 7.125% 11/15/2030 (d)	725,000	738,400
Flash Compute LLC 7.25% 12/31/2030 (d)	1,995,000	1,976,572
Level 3 Financing Inc 4.875% 6/15/2029 (d)	595,000	578,638
Level 3 Financing Inc 6.875% 6/30/2033 (d)	2,450,000	2,507,031
Level 3 Financing Inc 7% 3/31/2034 (d)	1,805,000	1,860,182
Level 3 Financing Inc 8.5% 1/15/2036 (d)	830,000	849,906
Windstream Services LLC 7.5% 10/15/2033 (d)(m)	1,690,000	1,732,432
WULF Compute LLC 7.75% 10/15/2030 (d)	2,015,000	2,075,951
		19,001,764
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/15/2034 (d)	795,000	818,549
Media - 4.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)(m)	1,370,000	1,164,876
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)	1,350,000	1,240,448
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (m)	2,620,000	2,351,548
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	1,530,000	1,440,513
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)(m)	1,975,000	1,805,036
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)	905,000	897,839
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)	790,000	827,243
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)	1,190,000	1,256,987
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)	340,000	337,603
CMG Media Corp 8.875% 6/18/2029 (d)	270,000	231,946
CSC Holdings LLC 3.375% 2/15/2031 (d)	2,605,000	1,577,479
CSC Holdings LLC 4.125% 12/1/2030 (d)	3,020,000	1,851,875
CSC Holdings LLC 4.5% 11/15/2031 (d)	2,045,000	1,247,450
CSC Holdings LLC 4.625% 12/1/2030 (d)	1,195,000	426,843
CSC Holdings LLC 5.375% 2/1/2028 (d)	675,000	489,730
CSC Holdings LLC 5.5% 4/15/2027 (d)	450,000	385,839
DISH DBS Corp 5.125% 6/1/2029	770,000	683,378
DISH DBS Corp 7.75% 7/1/2026	1,915,000	1,891,691
DISH Network Corp 11.75% 11/15/2027 (d)	1,155,000	1,202,101
EchoStar Corp 10.75% 11/30/2029	2,759,657	3,051,632
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (f)	2,164,497	2,217,459
EW Scripps Co/The 9.875% 8/15/2030 (d)	2,620,000	2,616,563
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(m)	410,000	413,355
TEGNA Inc 4.625% 3/15/2028	240,000	237,532
TEGNA Inc 5% 9/15/2029	425,000	421,258
Univision Communications Inc 7.375% 6/30/2030 (d)	150,000	152,467
Univision Communications Inc 8% 8/15/2028 (d)	1,165,000	1,206,561
Univision Communications Inc 8.5% 7/31/2031 (d)	2,040,000	2,131,043
Univision Communications Inc 9.375% 8/1/2032 (d)	1,580,000	1,698,205
Warnermedia Holdings Inc 4.279% 3/15/2032	360,000	316,015
Warnermedia Holdings Inc 5.05% 3/15/2042	1,165,000	819,869
Warnermedia Holdings Inc 5.141% 3/15/2052	325,000	214,126
		36,806,510
TOTAL COMMUNICATION SERVICES		56,626,823
Consumer Discretionary - 9.9%
Automobile Components - 0.7%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)	620,000	631,444
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)(m)	1,175,000	1,196,830
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)	910,000	943,663
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)	1,760,000	1,837,106
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (d)	205,000	210,202
Patrick Industries Inc 6.375% 11/1/2032 (d)	1,195,000	1,226,009
		6,045,254
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (d)(m)	135,000	124,850
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (d)	230,000	229,186
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (d)	415,000	415,058
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)	785,000	771,701
		1,540,795
Broadline Retail - 0.5%
Match Group Holdings II LLC 4.125% 8/1/2030 (d)	580,000	548,977
Match Group Holdings II LLC 5% 12/15/2027 (d)	167,000	166,639
Saks Global Enterprises LLC 11% 12/15/2029 (d)	2,298,260	149,386
Wayfair LLC 6.75% 11/15/2032 (d)	520,000	534,602
Wayfair LLC 7.25% 10/31/2029 (d)(m)	935,000	975,831
Wayfair LLC 7.75% 9/15/2030 (d)(m)	2,025,000	2,157,559
		4,532,994
Diversified Consumer Services - 1.2%
Service Corp International/US 4% 5/15/2031 (m)	1,022,000	976,835
Service Corp International/US 4.625% 12/15/2027	167,000	166,784
Service Corp International/US 5.125% 6/1/2029	365,000	367,409
Service Corp International/US 5.75% 10/15/2032	1,420,000	1,445,192
Sotheby's 7.375% 10/15/2027 (d)	3,150,000	3,131,565
StoneMor Inc 8.5% 5/15/2029 (d)	1,165,000	1,138,650
TKC Holdings Inc 10.5% 5/15/2029 (d)	1,530,000	1,572,214
TKC Holdings Inc 6.875% 5/15/2028 (d)	1,290,000	1,302,576
		10,101,225
Hotels, Restaurants & Leisure - 4.6%
Acushnet Co 5.625% 12/1/2033 (d)	535,000	541,011
Aramark Services Inc 5% 2/1/2028 (d)	775,000	774,886
Caesars Entertainment Inc 6% 10/15/2032 (d)(m)	585,000	568,882
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	2,145,000	2,197,390
Caesars Entertainment Inc 7% 2/15/2030 (d)	875,000	906,200
Carnival Corp 5.125% 5/1/2029 (d)	565,000	571,266
Carnival Corp 5.75% 3/15/2030 (d)	790,000	812,445
Carnival Corp 5.75% 8/1/2032 (d)	795,000	815,893
Carnival Corp 5.875% 6/15/2031 (d)	2,040,000	2,107,125
Carnival Corp 6.125% 2/15/2033 (d)	945,000	975,797
Carnival Corp 6.65% 1/15/2028	175,000	181,936
Carnival Corp 7% 8/15/2029 (d)	1,535,000	1,611,191
Churchill Downs Inc 5.75% 4/1/2030 (d)	2,370,000	2,393,081
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (d)	1,847,000	1,793,867
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)	2,715,000	2,581,354
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	800,000	742,624
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (d)	295,000	286,534
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)	1,615,000	1,546,169
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (d)	680,000	684,670
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)	870,000	890,371
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)	785,000	807,597
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	1,530,000	1,568,230
Life Time Inc 6% 11/15/2031 (d)	1,595,000	1,634,095
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)	575,000	412,719
NCL Finance Ltd 6.125% 3/15/2028 (d)	370,000	380,560
Royal Caribbean Cruises Ltd 5.375% 1/15/2036	820,000	823,433
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	835,000	853,635
Station Casinos LLC 4.5% 2/15/2028 (d)(m)	750,000	743,803
Station Casinos LLC 6.625% 3/15/2032 (d)	1,540,000	1,576,441
Viking Cruises Ltd 5.875% 10/15/2033 (d)	1,620,000	1,645,050
Viking Cruises Ltd 9.125% 7/15/2031 (d)	275,000	294,481
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (d)	370,000	370,587
VOC Escrow Ltd 5% 2/15/2028 (d)	510,000	509,981
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (d)(m)	815,000	833,318
Yum! Brands Inc 3.625% 3/15/2031	365,000	345,289
Yum! Brands Inc 4.75% 1/15/2030 (d)	882,000	882,701
Yum! Brands Inc 5.375% 4/1/2032 (m)	290,000	293,627
		36,958,239
Household Durables - 1.0%
Century Communities Inc 6.625% 9/15/2033 (d)	805,000	814,015
LGI Homes Inc 7% 11/15/2032 (d)	1,925,000	1,840,054
LGI Homes Inc 8.75% 12/15/2028 (d)	580,000	604,979
New Home Co Inc/The 8.5% 11/1/2030 (d)	720,000	741,494
Newell Brands Inc 6.375% 9/15/2027	230,000	231,253
Somnigroup International Inc 3.875% 10/15/2031 (d)	870,000	813,181
TopBuild Corp 4.125% 2/15/2032 (d)	800,000	759,786
TopBuild Corp 5.625% 1/31/2034 (d)	1,305,000	1,320,121
Whirlpool Corp 6.125% 6/15/2030 (m)	440,000	439,465
Whirlpool Corp 6.5% 6/15/2033 (m)	1,010,000	979,403
		8,543,751
Specialty Retail - 1.6%
Asbury Automotive Group Inc 4.75% 3/1/2030	565,000	556,973
Asbury Automotive Group Inc 5% 2/15/2032 (d)	580,000	563,643
Bath & Body Works Inc 6.625% 10/1/2030 (d)	430,000	439,631
Bath & Body Works Inc 6.694% 1/15/2027	375,000	382,064
Bath & Body Works Inc 6.95% 3/1/2033 (m)	330,000	327,652
Carvana Co 10.25% 5/1/2030 (d)	85,000	90,950
Carvana Co 4.875% 9/1/2029 (d)	525,000	483,263
Carvana Co 5.5% 4/15/2027 (d)	622,000	609,560
Carvana Co 5.875% 10/1/2028 (d)	305,000	292,800
Carvana Co 9% 6/1/2030 pay-in-kind (d)(f)	597,877	626,656
Carvana Co 9% 6/1/2031 pay-in-kind (d)(f)	818,391	923,496
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	740,000	761,455
LBM Acquisition LLC 6.25% 1/15/2029 (d)	555,000	499,495
LBM Acquisition LLC 9.5% 6/15/2031 (d)	1,750,000	1,824,270
Michaels Cos Inc/The 5.25% 5/1/2028 (d)	375,000	360,509
Park River Holdings Inc 8% 3/15/2031 (d)	305,000	314,453
SGUS LLC 11% 12/15/2029 (d)	2,518,558	931,866
Staples Inc 10.75% 9/1/2029 (d)	2,725,000	2,709,142
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(m)	225,000	238,123
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)	240,000	248,262
		13,184,263
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (d)	717,000	662,378
Crocs Inc 4.25% 3/15/2029 (d)	167,000	161,617
		823,995
TOTAL CONSUMER DISCRETIONARY		81,730,516
Consumer Staples - 2.7%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (d)	1,930,000	1,939,329
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	1,662,000	1,596,173
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)	1,200,000	1,190,100
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)	730,000	737,697
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)	410,000	411,658
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)	380,000	390,633
C&S Group Enterprises LLC 5% 12/15/2028 (d)	1,345,000	1,244,890
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	1,232,000	1,293,229
Performance Food Group Inc 4.25% 8/1/2029 (d)	400,000	391,073
Performance Food Group Inc 5.5% 10/15/2027 (d)	125,000	125,184
Performance Food Group Inc 6.125% 9/15/2032 (d)	1,460,000	1,505,126
US Foods Inc 5.75% 4/15/2033 (d)(m)	3,120,000	3,178,014
US Foods Inc 7.25% 1/15/2032 (d)	750,000	788,343
		12,852,120
Food Products - 0.9%
Darling Ingredients Inc 6% 6/15/2030 (d)	680,000	691,105
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	705,000	735,246
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)	1,100,000	1,152,818
Lamb Weston Holdings Inc 4.125% 1/31/2030 (d)	820,000	793,199
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	830,000	790,722
Pilgrim's Pride Corp 3.5% 3/1/2032	1,385,000	1,279,456
Post Holdings Inc 4.625% 4/15/2030 (d)(m)	1,125,000	1,095,485
Post Holdings Inc 6.25% 10/15/2034 (d)	360,000	361,998
Post Holdings Inc 6.25% 2/15/2032 (d)	305,000	313,380
Post Holdings Inc 6.375% 3/1/2033 (d)(m)	575,000	580,750
		7,794,159
TOTAL CONSUMER STAPLES		22,585,608
Energy - 8.9%
Energy Equipment & Services - 1.6%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (d)	305,000	306,750
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	1,240,000	1,278,881
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)	400,000	408,485
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)	805,000	827,708
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	1,150,000	1,196,405
Nabors Industries Inc 8.875% 8/15/2031 (d)(m)	340,000	329,831
Nabors Industries Ltd 7.5% 1/15/2028 (d)	1,790,000	1,789,722
Transocean International Ltd 7.875% 10/15/2032 (d)	155,000	161,882
Transocean International Ltd 8.25% 5/15/2029 (d)	2,205,000	2,222,318
Transocean International Ltd 8.5% 5/15/2031 (d)	850,000	841,947
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)	915,000	925,971
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (d)	915,000	947,127
Valaris Ltd 8.375% 4/30/2030 (d)	390,000	405,781
WBI Operating LLC 6.25% 10/15/2030 (d)	810,000	814,884
WBI Operating LLC 6.5% 10/15/2033 (d)	810,000	806,932
		13,264,624
Oil, Gas & Consumable Fuels - 7.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)	810,000	814,892
California Resources Corp 8.25% 6/15/2029 (d)	2,020,000	2,112,881
CITGO Petroleum Corp 8.375% 1/15/2029 (d)	755,000	785,067
CNX Resources Corp 7.25% 3/1/2032 (d)(m)	1,530,000	1,597,167
CNX Resources Corp 7.375% 1/15/2031 (d)(m)	385,000	398,676
Comstock Resources Inc 5.875% 1/15/2030 (d)	1,225,000	1,191,503
Comstock Resources Inc 6.75% 3/1/2029 (d)	1,585,000	1,588,520
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (d)	1,420,000	1,404,832
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (d)	925,000	991,109
CVR Energy Inc 8.5% 1/15/2029 (d)	1,895,000	1,947,771
DBR Land Holdings LLC 6.25% 12/1/2030 (d)	965,000	987,079
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)	1,315,000	1,322,547
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)	915,000	959,070
DT Midstream Inc 4.125% 6/15/2029 (d)	935,000	922,674
DT Midstream Inc 4.375% 6/15/2031 (d)	365,000	357,350
Energy Transfer LP 6.5% 2/15/2056 (f)	905,000	902,006
Energy Transfer LP 6.75% 2/15/2056 (f)	400,000	401,527
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,220,000	1,236,135
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)	295,000	300,381
Harvest Midstream I LP 7.5% 5/15/2032 (d)	1,430,000	1,490,609
Harvest Midstream I LP 7.5% 9/1/2028 (d)	645,000	654,644
Hess Midstream Operations LP 4.25% 2/15/2030 (d)	1,155,000	1,129,689
Hess Midstream Operations LP 5.5% 10/15/2030 (d)	1,855,000	1,878,023
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)	900,000	924,601
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	770,000	812,484
Kinetik Holdings LP 5.875% 6/15/2030 (d)	890,000	897,974
Kinetik Holdings LP 6.625% 12/15/2028 (d)	1,285,000	1,323,135
Matador Resources Co 6.25% 4/15/2033 (d)	400,000	400,532
Matador Resources Co 6.5% 4/15/2032 (d)	1,070,000	1,085,156
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)	570,000	545,775
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	860,000	807,166
Northern Oil & Gas Inc 7.875% 10/15/2033 (d)	1,345,000	1,309,565
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)	1,705,000	1,721,360
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)(m)	1,710,000	1,646,795
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)(m)	1,700,000	1,748,870
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	1,010,000	1,013,788
Permian Resources Operating LLC 7% 1/15/2032 (d)	1,670,000	1,732,625
Prairie Acquiror LP 9% 8/1/2029 (d)	1,040,000	1,081,000
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)	250,000	245,859
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)	1,010,000	1,007,792
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)	665,000	701,788
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)	225,000	232,598
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030 (m)	910,000	888,638
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	620,000	608,696
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	500,000	501,221
Sunoco LP 5.625% 3/15/2031 (d)(m)	805,000	810,898
Sunoco LP 6.25% 7/1/2033 (d)	805,000	824,576
Sunoco LP 6.625% 8/15/2032 (d)	1,385,000	1,423,526
Sunoco LP 7.25% 5/1/2032 (d)	480,000	507,521
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	1,542,000	1,542,831
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (d)	975,000	970,441
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)	400,000	399,990
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (d)	310,000	290,607
Venture Global LNG Inc 7% 1/15/2030 (d)(m)	235,000	226,170
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (d)	860,000	875,776
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)	1,565,000	1,602,936
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (d)	940,000	960,476
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)	1,485,000	1,521,071
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)	1,390,000	1,501,896
		60,070,285
TOTAL ENERGY		73,334,909
Financials - 7.0%
Capital Markets - 1.1%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (d)	870,000	868,636
Coinbase Global Inc 3.375% 10/1/2028 (d)	840,000	800,221
Focus Financial Partners LLC 6.75% 9/15/2031 (d)	1,305,000	1,341,695
Hightower Holding LLC 6.75% 4/15/2029 (d)	625,000	622,477
Hightower Holding LLC 9.125% 1/31/2030 (d)	1,455,000	1,541,249
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)	560,000	551,522
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)	1,105,000	1,124,404
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)	1,020,000	1,064,672
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	1,090,000	1,141,755
		9,056,631
Consumer Finance - 0.6%
Ally Financial Inc 6.7% 2/14/2033 (m)	685,000	715,927
OneMain Finance Corp 6.125% 5/15/2030 (m)	475,000	484,304
OneMain Finance Corp 6.625% 5/15/2029	330,000	341,796
OneMain Finance Corp 6.75% 3/15/2032	315,000	323,478
OneMain Finance Corp 6.75% 9/15/2033	830,000	840,482
OneMain Finance Corp 7.125% 11/15/2031 (m)	385,000	401,878
OneMain Finance Corp 7.125% 9/15/2032 (m)	535,000	555,822
OneMain Finance Corp 7.5% 5/15/2031	845,000	889,066
PRA Group Inc 5% 10/1/2029 (d)	255,000	239,798
		4,792,551
Financial Services - 2.3%
Block Inc 3.5% 6/1/2031	715,000	672,039
Block Inc 5.625% 8/15/2030 (d)	745,000	760,140
Block Inc 6% 8/15/2033 (d)	590,000	605,699
Block Inc 6.5% 5/15/2032	1,525,000	1,585,788
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)	815,000	831,297
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)	655,000	665,628
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)	1,250,000	1,250,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,980,000	1,708,326
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	680,000	649,996
NFE Financing LLC 12% (d)(h)	1,041,914	301,374
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)	955,000	987,209
Rocket Cos Inc 6.125% 8/1/2030 (d)	945,000	976,826
Rocket Cos Inc 6.375% 8/1/2033 (d)	1,255,000	1,308,487
Rocket Cos Inc 6.5% 8/1/2029 (d)	1,160,000	1,196,410
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)	1,185,000	1,223,503
UWM Holdings LLC 6.25% 3/15/2031 (d)	405,000	404,354
UWM Holdings LLC 6.625% 2/1/2030 (d)	595,000	602,485
Walker & Dunlop Inc 6.625% 4/1/2033 (d)	765,000	784,832
WEX Inc 6.5% 3/15/2033 (d)	925,000	946,886
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	1,670,000	1,753,115
		19,214,394
Insurance - 2.7%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (d)(m)	290,000	282,806
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)	635,000	627,255
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)	390,000	401,742
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)	150,000	156,247
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (d)	630,000	654,415
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)	535,000	559,845
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (d)	1,110,000	1,109,023
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)	1,780,000	1,834,624
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (d)	1,145,000	1,151,726
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (d)	570,000	580,360
AmWINS Group Inc 4.875% 6/30/2029 (d)	1,980,000	1,947,221
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	1,450,000	1,464,477
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (d)	1,240,000	1,286,638
Athene Holding Ltd 6.875% 6/28/2055 (f)	1,650,000	1,648,730
HUB International Ltd 5.625% 12/1/2029 (d)	500,000	499,916
HUB International Ltd 7.25% 6/15/2030 (d)	2,210,000	2,320,334
HUB International Ltd 7.375% 1/31/2032 (d)	1,175,000	1,233,226
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	1,630,000	1,689,084
Ryan Specialty LLC 5.875% 8/1/2032 (d)	1,790,000	1,828,965
USI Inc/NY 7.5% 1/15/2032 (d)	740,000	775,578
		22,052,212
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (d)	410,000	412,981
Starwood Property Trust Inc 6.5% 10/15/2030 (d)	780,000	813,223
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	1,110,000	1,157,850
		2,384,054
TOTAL FINANCIALS		57,499,842
Health Care - 5.5%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)	480,000	430,334
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (d)	830,000	793,692
Avantor Funding Inc 4.625% 7/15/2028 (d)	548,000	545,022
Hologic Inc 3.25% 2/15/2029 (d)	500,000	492,786
Insulet Corp 6.5% 4/1/2033 (d)	375,000	390,895
Medline Borrower LP 3.875% 4/1/2029 (d)	2,555,000	2,494,470
Medline Borrower LP 5.25% 10/1/2029 (d)	970,000	975,244
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	1,540,000	1,591,992
		7,284,101
Health Care Providers & Services - 3.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)(m)	860,000	868,603
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)	2,405,000	2,142,579
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)	875,000	821,794
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)	625,000	500,768
CHS/Community Health Systems Inc 6.875% 4/15/2029 (d)	235,000	209,149
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)	1,195,000	1,255,143
CVS Health Corp 6.75% 12/10/2054 (f)	465,000	485,632
CVS Health Corp 7% 3/10/2055 (f)	1,870,000	1,961,720
DaVita Inc 3.75% 2/15/2031 (d)	440,000	406,504
DaVita Inc 4.625% 6/1/2030 (d)	1,655,000	1,609,306
DaVita Inc 6.75% 7/15/2033 (d)	1,345,000	1,394,621
HealthEquity Inc 4.5% 10/1/2029 (d)	1,275,000	1,252,553
Humana Inc 5.875% 3/1/2033	730,000	766,804
Molina Healthcare Inc 3.875% 11/15/2030 (d)	855,000	793,347
Molina Healthcare Inc 3.875% 5/15/2032 (d)	390,000	354,189
Molina Healthcare Inc 6.25% 1/15/2033 (d)	940,000	958,297
Molina Healthcare Inc 6.5% 2/15/2031 (d)	1,725,000	1,771,627
National Mentor Holdings Inc 10.5% 12/15/2030 (d)	1,160,000	1,166,146
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	615,000	622,053
Tenet Healthcare Corp 4.25% 6/1/2029	735,000	724,023
Tenet Healthcare Corp 4.375% 1/15/2030	745,000	730,975
Tenet Healthcare Corp 4.625% 6/15/2028	1,320,000	1,322,452
Tenet Healthcare Corp 5.5% 11/15/2032 (d)	1,065,000	1,079,602
Tenet Healthcare Corp 6.125% 6/15/2030	2,275,000	2,327,993
Tenet Healthcare Corp 6.75% 5/15/2031	240,000	249,722
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)	1,220,000	1,229,046
		27,004,648
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (d)	1,930,000	2,016,692
IQVIA Inc 6.5% 5/15/2030 (d)	1,515,000	1,571,647
		3,588,339
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	665,000	642,079
Charles River Laboratories International Inc 4% 3/15/2031 (d)	170,000	161,075
		803,154
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (d)	4,016,000	4,176,708
Jazz Securities DAC 4.375% 1/15/2029 (d)	810,000	798,912
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	415,000	404,390
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(m)	895,000	741,235
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)	380,000	341,802
		6,463,047
TOTAL HEALTH CARE		45,573,623
Industrials - 9.4%
Aerospace & Defense - 1.8%
ATI Inc 4.875% 10/1/2029	720,000	718,820
ATI Inc 5.875% 12/1/2027	770,000	770,902
BWX Technologies Inc 4.125% 6/30/2028 (d)	2,000,000	1,969,161
Carpenter Technology Corp 5.625% 3/1/2034 (d)	1,130,000	1,147,769
Moog Inc 4.25% 12/15/2027 (d)	400,000	396,166
TransDigm Inc 6% 1/15/2033 (d)	2,350,000	2,405,155
TransDigm Inc 6.25% 1/31/2034 (d)(m)	265,000	274,985
TransDigm Inc 6.375% 3/1/2029 (d)	2,420,000	2,492,600
TransDigm Inc 6.375% 5/31/2033 (d)	3,360,000	3,447,787
TransDigm Inc 6.75% 1/31/2034 (d)	1,360,000	1,416,691
		15,040,036
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (d)(m)	1,980,000	2,062,869
Building Products - 0.9%
Advanced Drainage Systems Inc 6.375% 6/15/2030 (d)	1,225,000	1,252,649
Builders FirstSource Inc 4.25% 2/1/2032 (d)	1,270,000	1,209,309
Builders FirstSource Inc 6.75% 5/15/2035 (d)	1,005,000	1,050,742
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)(m)	1,460,000	1,131,347
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)	1,935,000	2,015,326
Masterbrand Inc 7% 7/15/2032 (d)	395,000	409,232
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)(m)	590,000	571,477
		7,640,082
Commercial Services & Supplies - 2.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)	1,115,000	1,160,912
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	795,000	837,834
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (d)	1,365,000	1,343,039
Artera Services LLC 8.5% 2/15/2031 (d)	4,670,000	3,877,693
Brand Industrial Services Inc 10.375% 8/1/2030 (d)(m)	1,855,000	1,819,092
Clean Harbors Inc 5.75% 10/15/2033 (d)	410,000	420,579
Clean Harbors Inc 6.375% 2/1/2031 (d)	910,000	936,503
CoreCivic Inc 8.25% 4/15/2029	1,530,000	1,608,446
GEO Group Inc/The 10.25% 4/15/2031	1,535,000	1,680,339
GEO Group Inc/The 8.625% 4/15/2029	750,000	788,852
GFL Environmental Inc 6.75% 1/15/2031 (d)	555,000	582,290
Madison IAQ LLC 4.125% 6/30/2028 (d)	400,000	393,042
Madison IAQ LLC 5.875% 6/30/2029 (d)	1,320,000	1,311,981
Neptune Bidco US Inc 10.375% 5/15/2031 (d)	1,395,000	1,430,351
Neptune Bidco US Inc 9.29% 4/15/2029 (d)	2,870,000	2,870,000
Waste Pro USA Inc 7% 2/1/2033 (d)	390,000	401,432
Williams Scotsman Inc 6.625% 4/15/2030 (d)	550,000	568,473
		22,030,858
Construction & Engineering - 0.4%
AECOM 6% 8/1/2033 (d)	1,580,000	1,619,279
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)	1,295,000	1,302,304
		2,921,583
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)	433,000	422,475
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (d)(m)	155,000	160,399
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)(m)	380,000	392,387
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	1,155,000	1,191,097
XPO Inc 6.25% 6/1/2028 (d)	205,000	209,024
XPO Inc 7.125% 2/1/2032 (d)(m)	975,000	1,025,494
XPO Inc 7.125% 6/1/2031 (d)(m)	345,000	359,728
		3,338,129
Machinery - 0.5%
Allison Transmission Inc 5.875% 12/1/2033 (d)	820,000	831,941
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(f)	1,070,000	1,181,048
Enpro Inc 6.125% 6/1/2033 (d)	1,160,000	1,196,999
Mueller Water Products Inc 4% 6/15/2029 (d)	1,277,000	1,241,821
		4,451,809
Passenger Airlines - 0.1%
American Airlines Inc 7.25% 2/15/2028 (d)	145,000	148,234
American Airlines Inc 8.5% 5/15/2029 (d)(m)	455,000	475,881
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)	410,000	413,059
		1,037,174
Professional Services - 1.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	1,560,000	1,644,371
CACI International Inc 6.375% 6/15/2033 (d)	1,505,000	1,557,191
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)	1,745,000	1,619,807
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)	778,000	733,636
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)	330,000	324,898
Science Applications International Corp 4.875% 4/1/2028 (d)	630,000	628,328
Science Applications International Corp 5.875% 11/1/2033 (d)	1,225,000	1,241,832
TriNet Group Inc 3.5% 3/1/2029 (d)	415,000	392,158
TriNet Group Inc 7.125% 8/15/2031 (d)	590,000	608,167
		8,750,388
Trading Companies & Distributors - 1.2%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (d)	480,000	487,767
FTAI Aviation Investors LLC 7% 6/15/2032 (d)(m)	385,000	404,732
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)(m)	1,090,000	1,159,111
Herc Holdings Inc 5.75% 3/15/2031 (d)	550,000	558,164
Herc Holdings Inc 6% 3/15/2034 (d)	505,000	511,729
Herc Holdings Inc 7% 6/15/2030 (d)	1,145,000	1,205,031
Herc Holdings Inc 7.25% 6/15/2033 (d)(m)	1,100,000	1,166,423
QXO Building Products Inc 6.75% 4/30/2032 (d)	780,000	814,647
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)	390,000	404,322
United Rentals North America Inc 5.375% 11/15/2033 (d)	490,000	489,653
United Rentals North America Inc 6% 12/15/2029 (d)	365,000	374,987
United Rentals North America Inc 6.125% 3/15/2034 (d)	1,925,000	2,005,221
		9,581,787
TOTAL INDUSTRIALS		77,277,190
Information Technology - 4.7%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (d)	730,000	709,740
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp 5% 12/15/2029 (d)	1,990,000	1,983,267
Lightning Power LLC 7.25% 8/15/2032 (d)	515,000	547,626
Sensata Technologies Inc 3.75% 2/15/2031 (d)	365,000	342,543
TTM Technologies Inc 4% 3/1/2029 (d)	1,640,000	1,601,676
		4,475,112
IT Services - 1.3%
Ahead DB Holdings LLC 6.625% 5/1/2028 (d)	1,580,000	1,590,231
ASGN Inc 4.625% 5/15/2028 (d)	635,000	623,954
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)	1,990,000	1,989,267
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)(m)	660,000	660,443
CoreWeave Inc 9% 2/1/2031 (d)	1,610,000	1,475,597
CoreWeave Inc 9.25% 6/1/2030 (d)	2,640,000	2,454,600
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)	1,232,000	1,181,343
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)	322,000	322,877
Sabre GLBL Inc 11.125% 7/15/2030 (d)(m)	760,000	630,093
		10,928,405
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (d)	630,000	605,212
Entegris Inc 5.95% 6/15/2030 (d)	2,980,000	3,039,631
ON Semiconductor Corp 3.875% 9/1/2028 (d)	827,000	808,688
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (f)	189,665	151,732
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (d)(f)	390,155	423,318
		5,028,581
Software - 1.9%
Cloud Software Group Inc 6.5% 3/31/2029 (d)	1,840,000	1,864,082
Cloud Software Group Inc 6.625% 8/15/2033 (d)	250,000	247,764
Cloud Software Group Inc 9% 9/30/2029 (d)	2,425,000	2,525,664
Elastic NV 4.125% 7/15/2029 (d)	1,205,000	1,167,002
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	160,000	163,144
Fair Isaac Corp 5.25% 5/15/2026 (d)	167,000	167,209
Fair Isaac Corp 6% 5/15/2033 (d)	1,795,000	1,843,729
Gen Digital Inc 6.25% 4/1/2033 (d)	980,000	1,010,606
Gen Digital Inc 7.125% 9/30/2030 (d)(m)	340,000	351,096
Rackspace Finance LLC 3.5% 5/15/2028 (d)	815,325	297,594
SS&C Technologies Inc 5.5% 9/30/2027 (d)	270,000	270,244
SS&C Technologies Inc 6.5% 6/1/2032 (d)	655,000	681,471
UKG Inc 6.875% 2/1/2031 (d)	945,000	970,716
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	3,265,000	3,475,451
		15,035,772
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)	755,000	773,781
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)	930,000	958,705
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)	345,000	365,851
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (d)	415,000	441,212
		2,539,549
TOTAL INFORMATION TECHNOLOGY		38,717,159
Materials - 5.7%
Chemicals - 3.0%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (d)(f)	2,843,675	2,481,106
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (d)	890,000	938,608
Axalta Coating Systems LLC 3.375% 2/15/2029 (d)(m)	330,000	317,218
Celanese US Holdings LLC 6.5% 4/15/2030 (m)	630,000	633,150
Celanese US Holdings LLC 6.75% 4/15/2033 (m)	460,000	457,587
Celanese US Holdings LLC 7% 2/15/2031	990,000	1,014,070
Celanese US Holdings LLC 7.375% 2/15/2034	825,000	838,176
Chemours Co/The 4.625% 11/15/2029 (d)(m)	2,025,000	1,831,063
Chemours Co/The 5.75% 11/15/2028 (d)	1,705,000	1,658,130
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (d)	1,029,000	1,031,795
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)	960,000	956,291
LSB Industries Inc 6.25% 10/15/2028 (d)	620,000	619,011
Methanex US Operations Inc 6.25% 3/15/2032 (d)(m)	635,000	653,841
Olin Corp 6.625% 4/1/2033 (d)(m)	790,000	784,050
Olympus Water US Holding Corp 4.25% 10/1/2028 (d)	740,000	718,329
Olympus Water US Holding Corp 6.25% 10/1/2029 (d)	330,000	321,117
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)	1,630,000	1,638,055
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(m)	770,000	787,716
Scih Salt Hldgs Inc 4.875% 5/1/2028 (d)	1,510,000	1,510,367
Scih Salt Hldgs Inc 6.625% 5/1/2029 (d)	1,340,000	1,345,762
WR Grace Holdings LLC 5.625% 8/15/2029 (d)	2,635,000	2,508,219
WR Grace Holdings LLC 6.625% 8/15/2032 (d)	795,000	805,152
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	295,000	302,089
		24,150,902
Construction Materials - 0.3%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	1,525,000	1,587,342
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	770,000	823,617
VM Consolidated Inc 5.5% 4/15/2029 (d)	400,000	400,100
		2,811,059
Containers & Packaging - 1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)	2,540,000	2,391,120
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)	605,000	618,779
Ball Corp 2.875% 8/15/2030	365,000	337,481
Ball Corp 3.125% 9/15/2031	405,000	372,727
Ball Corp 5.5% 9/15/2033	1,195,000	1,218,174
Ball Corp 6% 6/15/2029	440,000	452,271
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (d)	1,460,000	1,485,476
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)	635,000	652,954
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(m)	1,520,000	1,545,352
Crown Americas LLC / Crown Americas Capital Corp 5.875% 6/1/2033 (d)(m)	1,940,000	1,984,230
Graham Packaging Co Inc 7.125% 8/15/2028 (d)	1,180,000	1,181,007
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(m)	435,000	411,200
Graphic Packaging International LLC 6.375% 7/15/2032 (d)(m)	1,435,000	1,461,794
		14,112,565
Metals & Mining - 0.7%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	300,000	318,751
Alumina Pty Ltd 6.375% 9/15/2032 (d)	2,370,000	2,461,068
Cleveland-Cliffs Inc 6.875% 11/1/2029 (d)(m)	400,000	414,285
Cleveland-Cliffs Inc 7% 3/15/2032 (d)	560,000	574,000
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)(m)	400,000	416,013
Cleveland-Cliffs Inc 7.625% 1/15/2034 (d)	400,000	418,008
Commercial Metals Co 3.875% 2/15/2031	440,000	417,803
Commercial Metals Co 4.125% 1/15/2030	575,000	558,316
Commercial Metals Co 5.75% 11/15/2033 (d)	410,000	419,238
		5,997,482
TOTAL MATERIALS		47,072,008
Real Estate - 1.5%
Diversified REITs - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)	360,000	334,814
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)	1,870,000	1,795,792
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)	585,000	576,249
Vornado Realty LP 3.4% 6/1/2031	885,000	802,924
		3,509,779
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (d)	800,000	787,628
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	232,000	168,685
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,782,000	1,720,311
		2,676,624
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (d)	820,000	800,716
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)(m)	300,000	307,917
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)(m)	840,000	873,210
		1,981,843
Real Estate Management & Development - 0.3%
Howard Hughes Corp/The 4.125% 2/1/2029 (d)	555,000	539,328
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	455,000	433,201
Taylor Morrison Communities Inc 5.125% 8/1/2030 (d)	562,000	565,388
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)	650,000	668,780
		2,206,697
Specialized REITs - 0.3%
Iron Mountain Inc 4.5% 2/15/2031 (d)	365,000	347,939
Iron Mountain Inc 6.25% 1/15/2033 (d)	320,000	322,677
Millrose Properties Inc 6.375% 8/1/2030 (d)	950,000	972,063
SBA Communications Corp 3.125% 2/1/2029	1,077,000	1,030,199
SBA Communications Corp 3.875% 2/15/2027	167,000	165,742
		2,838,620
TOTAL REAL ESTATE		13,213,563
Utilities - 3.9%
Electric Utilities - 3.0%
American Electric Power Co Inc 5.8% 3/15/2056 (f)	820,000	814,064
American Electric Power Co Inc 6.05% 3/15/2056 (f)	820,000	805,674
Clearway Energy Operating LLC 3.75% 1/15/2032 (d)	170,000	154,517
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)	1,200,000	1,120,666
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	585,000	583,725
Edison International 7.875% 6/15/2054 (f)	785,000	824,055
Edison International 8.125% 6/15/2053 (f)	230,000	239,320
Hawaiian Electric Co Inc 6% 10/1/2033 (d)	590,000	598,221
NRG Energy Inc 3.625% 2/15/2031 (d)	525,000	490,603
NRG Energy Inc 5.25% 6/15/2029 (d)	1,405,000	1,408,784
NRG Energy Inc 5.75% 1/15/2034 (d)	995,000	1,005,348
NRG Energy Inc 5.75% 7/15/2029 (d)	1,075,000	1,069,738
NRG Energy Inc 6% 1/15/2036 (d)	2,040,000	2,067,016
NRG Energy Inc 6.25% 11/1/2034 (d)	1,360,000	1,396,740
PG&E Corp 7.375% 3/15/2055 (f)	2,992,000	3,116,141
Sierra Pacific Power Co 6.2% 12/15/2055 (f)	1,615,000	1,600,549
Vistra Operations Co LLC 4.375% 5/1/2029 (d)	1,480,000	1,461,418
Vistra Operations Co LLC 5% 7/31/2027 (d)	167,000	167,384
Vistra Operations Co LLC 5.625% 2/15/2027 (d)	1,455,000	1,455,632
Vistra Operations Co LLC 6.875% 4/15/2032 (d)	1,170,000	1,232,502
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	670,000	709,649
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(m)	505,000	517,429
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)	955,000	970,559
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)(m)	445,000	467,086
		24,276,820
Independent Power and Renewable Electricity Producers - 0.7%
Alpha Generation LLC 6.25% 1/15/2034 (d)	1,215,000	1,225,907
Alpha Generation LLC 6.75% 10/15/2032 (d)	1,670,000	1,728,767
Sunnova Energy Corp 5.875% (c)(d)(h)	2,255,000	5,637
Talen Energy Supply LLC 6.25% 2/1/2034 (d)	1,235,000	1,259,594
Talen Energy Supply LLC 6.5% 2/1/2036 (d)	1,650,000	1,706,248
		5,926,153
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (f)	1,600,000	1,633,321
TOTAL UTILITIES		31,836,294
TOTAL UNITED STATES		545,467,535
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)	445,000	467,831
First Quantum Minerals Ltd 8% 3/1/2033 (d)	855,000	913,095
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)	260,000	273,406
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)	1,423,000	1,498,419

TOTAL ZAMBIA		3,152,751
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $619,692,066)		625,042,985

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Compass Diversified Holdings Series C, 7.875%	4,560	82,764
Information Technology - 0.3%
Software - 0.3%
Strategy Inc 11% (j)	22,100	2,183,381
TOTAL UNITED STATES		2,266,145
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,089,758)		2,266,145

Preferred Securities - 3.7%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 6.875% (d)(f)(l)	995,000	1,002,493
BNP Paribas SA 7.45% (d)(f)(l)	1,100,000	1,152,064

TOTAL FRANCE		2,154,557
UNITED KINGDOM - 0.3%
Financials - 0.3%
Banks - 0.3%
Barclays PLC 7.625% (f)(l)	1,180,000	1,263,276
HSBC Holdings PLC 7.05% (f)(l)	1,545,000	1,614,152

TOTAL UNITED KINGDOM		2,877,428
UNITED STATES - 3.1%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP Series G, 7.125% (f)(l)	1,560,000	1,611,183
Mesquite Energy Inc 7.25% (c)(h)(l)	5,722,000	572
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (f)(g)(l)	2,060,000	2,087,961
Sunoco LP 7.875% (d)(f)(l)	2,570,000	2,698,800
TOTAL ENERGY		6,398,516
Financials - 2.2%
Banks - 1.5%
Bank of America Corp 5.875% (f)(l)(m)	1,360,000	1,407,097
Bank of America Corp 6.25% (f)(l)	1,980,000	2,033,628
Citigroup Inc 6.625% (f)(l)	1,655,000	1,688,588
Citigroup Inc 6.75% (f)(l)	555,000	569,735
Citigroup Inc 6.875% (f)(l)	2,370,000	2,483,490
Citigroup Inc 6.95% (f)(l)	395,000	410,741
Citigroup Inc 7.125% (f)(l)	1,135,000	1,180,477
JPMorgan Chase & Co 6.5% (f)(l)	1,575,000	1,662,194
Wells Fargo & Co 7.625% (f)(l)(m)	385,000	412,030
		11,847,980
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (f)(l)	870,000	815,215
Goldman Sachs Group Inc/The 6.125% (f)(l)	395,000	403,986
Goldman Sachs Group Inc/The 6.85% (f)(l)	1,400,000	1,493,407
		2,712,608
Consumer Finance - 0.4%
Ally Financial Inc 4.7% (f)(l)(m)	2,630,000	2,618,387
Ally Financial Inc 4.7% (f)(l)(m)	1,110,000	1,061,789
		3,680,176
TOTAL FINANCIALS		18,240,764
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (f)(l)	850,000	831,414
TOTAL UNITED STATES		25,470,694
TOTAL PREFERRED SECURITIES (Cost $33,736,114)		30,502,679

U.S. Treasury Obligations - 0.2%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Notes 3.75% 5/31/2030 (Cost $1,600,580)	3.66	1,595,000	1,598,925

Money Market Funds - 7.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	3.79	21,264,691	21,268,944
Fidelity Securities Lending Cash Central Fund (r)(s)	3.77	43,533,056	43,537,410
TOTAL MONEY MARKET FUNDS (Cost $64,807,250)			64,806,354

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $839,232,657)	858,507,929
NET OTHER ASSETS (LIABILITIES) - (4.1)%	(33,573,840)
NET ASSETS - 100.0%	824,934,089

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	49	3/2026	5,350,953	(13,094)

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $556,783,983 or 67.5% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing - Security is in default.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Zero coupon bond which is issued at a discount.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security or a portion of the security is on loan at period end.
(n)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,646,045 or 1.3% of net assets.

(o)	Affiliated fund.
(p)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $335,327 or 0.0% of net assets.

(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	6/6/2022 - 12/31/2025	11,310,490

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,446,852	295,192,522	283,369,880	765,503	346	(896)	21,268,944	21,264,691	0.0%
Fidelity Securities Lending Cash Central Fund	59,502,238	307,456,500	323,421,550	150,733	222	-	43,537,410	43,533,056	0.1%
Total	68,949,090	602,649,022	606,791,430	916,236	568	(896)	64,806,354

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	12,874,932	2,118,386	3,773,354	1,688,963	(228,052)	(156,443)	10,646,045	1,146,536
	12,874,932	2,118,386	3,773,354	1,688,963	(228,052)	(156,443)	10,646,045

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	10,646,045	-	10,646,045	-

Asset-Backed Securities	4,053,732	-	4,053,732	-

Bank Loan Obligations
Communication Services	9,013,975	-	9,013,975	-
Consumer Discretionary	15,512,206	-	15,512,206	-
Consumer Staples	1,186,526	-	1,186,526	-
Energy	3,573,995	-	3,573,995	-
Financials	6,546,602	-	6,546,602	-
Health Care	6,737,758	-	6,377,051	360,707
Industrials	1,323,552	-	1,323,552	-
Information Technology	16,907,277	-	16,339,903	567,374
Materials	12,619,525	-	12,619,525	-
Utilities	1,927,482	-	1,927,482	-

Commercial Mortgage Securities	1,573,613	-	1,573,613	-

Common Stocks
Communication Services	3,365,102	2,232,739	-	1,132,363
Energy	17,913,065	941,850	-	16,971,215
Health Care	1,145,662	275,010	-	870,652
Information Technology	1,394,653	595,650	-	799,003

Convertible Corporate Bonds
Communication Services	6,974,642	-	6,974,642	-
Financials	1,807,416	-	1,807,416	-
Health Care	1,387,872	-	1,387,872	-
Information Technology	6,739,632	-	6,739,632	-
Utilities	601,146	-	601,146	-

Convertible Preferred Stocks
Financials	1,339,363	-	-	1,339,363

Non-Convertible Corporate Bonds
Communication Services	75,965,347	-	75,965,347	-
Consumer Discretionary	90,782,048	-	90,782,048	-
Consumer Staples	22,726,971	-	22,726,971	-
Energy	83,691,345	-	83,691,345	-
Financials	63,747,226	-	63,747,226	-
Health Care	49,861,378	-	49,861,378	-
Industrials	83,879,482	-	83,879,482	-
Information Technology	41,312,503	-	41,312,503	-
Materials	62,660,772	-	62,660,772	-
Real Estate	13,213,563	-	13,213,563	-
Utilities	37,202,350	-	37,196,713	5,637

Non-Convertible Preferred Stocks
Financials	82,764	82,764	-	-
Information Technology	2,183,381	2,183,381	-	-

Preferred Securities
Energy	6,398,516	-	6,397,944	572
Financials	23,272,749	-	23,272,749	-
Industrials	831,414	-	831,414	-

U.S. Treasury Obligations	1,598,925	-	1,598,925	-

Money Market Funds	64,806,354	64,806,354	-	-
Total Investments in Securities:	858,507,929	71,117,748	765,343,295	22,046,886
Derivative Instruments:

Liabilities
Futures Contracts	(13,094)	(13,094)	-	-
Total Liabilities	(13,094)	(13,094)	-	-
Total Derivative Instruments:	(13,094)	(13,094)	-	-
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Bank Loan Obligations	2,798,134	53,478	(136,909)	450,884	(2,245,469)	7,963	-	-	928,081	(116,235)
Common Stocks	9,064,288	-	9,387,442	1,321,503	-	-	-	-	19,773,233	9,387,442
Convertible Preferred Stocks	-	-	155,373	1,183,990	-	-	-	-	1,339,363	155,373
Preferred Securities	-	-	(5,279,736)	5,280,308	-	-	-	-	572	(5,279,736)
Non-Convertible Corporate Bonds	1,342,689	(419,436)	3,986,980	384,601	(6,742,404)	(84,289)	1,537,496	-	5,637	(1,403,750)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(13,094)
Total Interest Rate Risk	-	(13,094)
Total Value of Derivatives	-	(13,094)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $41,879,884) - See accompanying schedule:
Unaffiliated issuers (cost $763,259,193)	$783,055,530
Fidelity Central Funds (cost $64,807,250)	64,806,354
Other affiliated issuers (cost $11,166,214)	10,646,045

Total Investment in Securities (cost $839,232,657)		$858,507,929
Segregated cash with brokers for derivative instruments		70,000
Cash		89,652
Receivable for investments sold		4,264,983
Receivable for fund shares sold		1,005,069
Interest receivable		11,452,942
Distributions receivable from Fidelity Central Funds		69,201
Prepaid expenses		644
Other receivables		407
Total assets		875,460,827
Liabilities
Payable for investments purchased	$6,190,549
Payable for fund shares redeemed	234,597
Accrued management fee	435,570
Distribution and service plan fees payable	36,914
Payable for daily variation margin on futures contracts	10,719
Other payables and accrued expenses	81,201
Collateral on securities loaned	43,537,188
Total liabilities		50,526,738
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$824,934,089
Net Assets consist of:
Paid in capital		$971,775,177
Total accumulated earnings (loss)		(146,841,088)
Net Assets		$824,934,089

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($240,867,448 ÷ 49,339,194 shares)		$4.88
Service Class :
Net Asset Value, offering price and redemption price per share ($43,110,492 ÷ 8,901,961 shares)		$4.84
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($161,510,402 ÷ 35,065,515 shares)		$4.61
Investor Class :
Net Asset Value, offering price and redemption price per share ($379,445,747 ÷ 78,454,665 shares)		$4.84
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$1,250,739
Affiliated issuers		1,635,566
Interest		53,591,297
Income from Fidelity Central Funds (including $150,733 from security lending)		916,236
Total income		57,393,838
Expenses
Management fee	$5,115,001
Distribution and service plan fees	425,849
Custodian fees and expenses	16,956
Independent trustees' fees and expenses	3,098
Audit fees	94,707
Legal	23,615
Interest	4,901
Miscellaneous	5,603
Total expenses before reductions	5,689,730
Expense reductions	(114,108)
Total expenses after reductions		5,575,622
Net Investment income (loss)		51,818,216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	62,777
Fidelity Central Funds	568
Other affiliated issuers	(228,052)
Foreign currency transactions	8,355
Futures contracts	50,390
Capital gain distributions from underlying funds:
Affiliated issuers	53,397
Total net realized gain (loss)		(52,565)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	25,570,813
Fidelity Central Funds	(896)
Other affiliated issuers	(156,443)
Futures contracts	(13,094)
Total change in net unrealized appreciation (depreciation)		25,400,380
Net gain (loss)		25,347,815
Net increase (decrease) in net assets resulting from operations		$77,166,031
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,818,216	$50,391,196
Net realized gain (loss)	(52,565)	(15,918,448)
Change in net unrealized appreciation (depreciation)	25,400,380	31,098,697
Net increase (decrease) in net assets resulting from operations	77,166,031	65,571,445
Distributions to shareholders	(52,658,643)	(46,744,062)

Share transactions - net increase (decrease)	22,168,686	(10,705,545)
Total increase (decrease) in net assets	46,676,074	8,121,838

Net Assets
Beginning of period	778,258,015	770,136,177
End of period	$824,934,089	$778,258,015

Financial Highlights
VIP High Income Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.72	$4.60	$4.41	$5.25	$5.31
Income from Investment Operations
Net investment income (loss) A,B	.326	.313	.281	.251	.245
Net realized and unrealized gain (loss)	.161	.102	.175	(.842)	(.016)
Total from investment operations	.487	.415	.456	(.591)	.229
Distributions from net investment income	(.327)	(.295)	(.266)	(.249)	(.289)
Total distributions	(.327)	(.295)	(.266)	(.249)	(.289)
Net asset value, end of period	$4.88	$4.72	$4.60	$4.41	$5.25
Total Return C,D	10.36%	8.97%	10.48%	(11.37)%	4.41%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.66%	.68%	.72%	.67%
Expenses net of fee waivers, if any	.64%	.65%	.67%	.71%	.66%
Expenses net of all reductions, if any	.63%	.64%	.67%	.71%	.66%
Net investment income (loss)	6.64%	6.55%	6.15%	5.22%	4.57%
Supplemental Data
Net assets, end of period (000 omitted)	$240,867	$229,560	$239,269	$235,522	$312,771
Portfolio turnover rate G	81%	42%	48%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.68	$4.56	$4.37	$5.21	$5.26
Income from Investment Operations
Net investment income (loss) A,B	.319	.305	.274	.244	.238
Net realized and unrealized gain (loss)	.162	.095	.179	(.840)	(.007)
Total from investment operations	.481	.400	.453	(.596)	.231
Distributions from net investment income	(.321)	(.280)	(.263)	(.244)	(.281)
Total distributions	(.321)	(.280)	(.263)	(.244)	(.281)
Net asset value, end of period	$4.84	$4.68	$4.56	$4.37	$5.21
Total Return C,D	10.32%	8.72%	10.50%	(11.56)%	4.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.78%	.81%	.77%
Expenses net of fee waivers, if any	.74%	.74%	.77%	.81%	.76%
Expenses net of all reductions, if any	.73%	.74%	.77%	.81%	.76%
Net investment income (loss)	6.54%	6.46%	6.05%	5.12%	4.47%
Supplemental Data
Net assets, end of period (000 omitted)	$43,110	$43,831	$64,790	$43,707	$53,927
Portfolio turnover rate G	81%	42%	48%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.47	$4.38	$4.21	$5.03	$5.09
Income from Investment Operations
Net investment income (loss) A,B	.297	.286	.257	.228	.222
Net realized and unrealized gain (loss)	.161	.094	.168	(.809)	(.009)
Total from investment operations	.458	.380	.425	(.581)	.213
Distributions from net investment income	(.318)	(.290)	(.255)	(.239)	(.273)
Total distributions	(.318)	(.290)	(.255)	(.239)	(.273)
Net asset value, end of period	$4.61	$4.47	$4.38	$4.21	$5.03
Total Return C,D	10.31%	8.62%	10.24%	(11.67)%	4.29%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.90%	.91%	.93%	.96%	.92%
Expenses net of fee waivers, if any	.89%	.90%	.92%	.96%	.91%
Expenses net of all reductions, if any	.89%	.90%	.92%	.96%	.91%
Net investment income (loss)	6.39%	6.30%	5.90%	4.97%	4.32%
Supplemental Data
Net assets, end of period (000 omitted)	$161,510	$156,357	$128,067	$127,406	$166,773
Portfolio turnover rate G	81%	42%	48%	32%	66%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP High Income Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$4.68	$4.56	$4.38	$5.22	$5.27
Income from Investment Operations
Net investment income (loss) A,B	.321	.309	.278	.248	.242
Net realized and unrealized gain (loss)	.165	.106	.167	(.840)	(.004)
Total from investment operations	.486	.415	.445	(.592)	.238
Distributions from net investment income	(.326)	(.295)	(.265)	(.248)	(.288)
Total distributions	(.326)	(.295)	(.265)	(.248)	(.288)
Net asset value, end of period	$4.84	$4.68	$4.56	$4.38	$5.22
Total Return C,D	10.45%	9.05%	10.30%	(11.46)%	4.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.70%	.71%	.75%	.70%
Expenses net of fee waivers, if any	.68%	.69%	.70%	.75%	.70%
Expenses net of all reductions, if any	.67%	.68%	.70%	.75%	.70%
Net investment income (loss)	6.60%	6.51%	6.12%	5.19%	4.53%
Supplemental Data
Net assets, end of period (000 omitted)	$379,446	$348,510	$338,010	$336,906	$441,896
Portfolio turnover rate G	81%	42%	48%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$928,081	Recovery value	Recovery value	$0.00	Increase
		Discounted cash flow	Yield	10.6%	Decrease
		Indicative market price	Evaluated bid	$80.00	Increase
Common Stocks	$19,773,233	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.5 - 7.8 / 7.0	Increase
		Black scholes	Discount rate	3.6%	Increase
			Term	3.5	Increase
			Volatility	60.0%	Increase
		Discounted cash flow	Discount rate	8.6% - 25.0% / 8.6%	Decrease
			Term	0.5 - 3.0 / 1.6	Increase
			Probability rate	5.0% - 30.0% / 18.0%	Increase
Convertible Preferred Stocks	$1,339,363	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	19.5	Increase
Non-Convertible Corporate Bonds	$5,637	Indicative market price	Evaluated bid	$0.25	Increase
Preferred Securities	$572	Indicative market price	Evaluated bid	$0.01	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, market discount, defaulted bonds, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,531,739
Gross unrealized depreciation	(23,834,058)
Net unrealized appreciation (depreciation)	$25,697,681
Tax Cost	$832,810,248

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(172,538,770)
Net unrealized appreciation (depreciation) on securities and other investments	$25,697,681

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(49,840,858)
Long-term	(122,697,912)
Total capital loss carryforward	$(172,538,770)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$52,658,643	$46,744,062

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
VIP High Income Portfolio	Fidelity Private Credit Company LLC	1,100,010
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP High Income Portfolio	599,350,132	595,133,488
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class	.63
Service Class 2.63
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$43,108
Service Class 2	382,741
$425,849
Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP High Income Portfolio	129

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP High Income Portfolio.	Borrower	19,274,500	4.58%	4,901

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP High Income Portfolio	-	1,213,586	279,744
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP High Income Portfolio	1,072
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP High Income Portfolio	15,360	-	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2027. During the period, this waiver reduced the Fund's management fee by $97,082.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $17,026.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP High Income Portfolio
Distributions to shareholders
Initial Class	$15,648,191	$13,658,357
Service Class	2,712,306	2,500,065
Service Class 2	10,442,188	9,839,737
Investor Class	23,855,958	20,745,903
Total	$52,658,643	$46,744,062
12. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP High Income Portfolio
Initial Class
Shares sold	7,350,868	4,541,977	$36,580,763	$21,979,321
Reinvestment of distributions	3,220,875	2,870,141	15,647,107	13,658,357
Shares redeemed	(9,911,280)	(10,755,831)	(48,567,365)	(52,214,040)
Net increase (decrease)	660,463	(3,343,713)	$3,660,505	$(16,576,362)
Service Class
Shares sold	755,983	940,380	$3,686,082	$4,560,148
Reinvestment of distributions	562,971	529,870	2,712,306	2,500,065
Shares redeemed	(1,783,599)	(6,321,936)	(8,684,946)	(30,874,434)
Net increase (decrease)	(464,645)	(4,851,686)	$(2,286,558)	$(23,814,221)
Service Class 2
Shares sold	14,463,895	14,991,891	$66,617,316	$69,337,250
Reinvestment of distributions	2,280,809	2,181,760	10,442,188	9,839,737
Shares redeemed	(16,669,368)	(11,432,312)	(75,582,438)	(51,665,017)
Net increase (decrease)	75,336	5,741,339	$1,477,066	$27,511,970
Investor Class
Shares sold	10,780,945	5,777,065	$52,198,541	$27,767,030
Reinvestment of distributions	4,962,166	4,396,178	23,855,958	20,745,500
Shares redeemed	(11,824,923)	(9,692,502)	(56,736,826)	(46,339,462)
Net increase (decrease)	3,918,188	480,741	$19,317,673	$2,173,068
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP High Income Portfolio.	50	1	10
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP High Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP High Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $52,456,661 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540029.128
VIPHI-ANN-0226
Fidelity® Variable Insurance Products:

VIP Growth Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Growth Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	5,100	8,395,314
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	367,100	102,935,839
BRAZIL - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (d)	4,682	9,430,765
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (d)	579,971	9,708,715
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	1,929,000	25,134,870
TOTAL BRAZIL		44,274,350
CANADA - 1.7%
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (d)	497,700	80,114,769
Materials - 1.0%
Metals & Mining - 1.0%
Agnico Eagle Mines Ltd/CA (United States)	372,500	63,149,925
Franco-Nevada Corp	267,500	55,448,927
TOTAL MATERIALS		118,598,852
TOTAL CANADA		198,713,621
CHINA - 1.0%
Communication Services - 0.8%
Interactive Media & Services - 0.8%
Tencent Holdings Ltd	1,168,400	89,667,152
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd ADR	140,500	20,594,490
TOTAL CHINA		110,261,642
GERMANY - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Auto1 Group SE (d)	1,576,700	50,585,203
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	20,000	757,400
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(d)	2,212,268	22
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
SK Hynix Inc	245,000	110,902,803
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (d)	60,347	50,748,810
TAIWAN - 2.9%
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	305,000	7,539,391
Semiconductors & Semiconductor Equipment - 2.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,069,904	325,133,127
TOTAL TAIWAN		332,672,518
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (d)	11,300	5,144,664
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (d)	59,400	12,773,376
UNITED STATES - 89.6%
Communication Services - 12.6%
Entertainment - 2.1%
Live Nation Entertainment Inc (d)	219,800	31,321,500
Netflix Inc (d)	1,997,090	187,247,159
ROBLOX Corp Class A (d)	251,174	20,352,629
Spotify Technology SA (d)	1,400	812,994
		239,734,282
Interactive Media & Services - 10.5%
Alphabet Inc Class A	2,362,776	739,548,888
Epic Games Inc (b)(c)(d)	5,869	3,815,378
Meta Platforms Inc Class A	706,500	466,353,585
		1,209,717,851
TOTAL COMMUNICATION SERVICES		1,449,452,133
Consumer Discretionary - 10.5%
Automobiles - 2.4%
Tesla Inc (d)	623,143	280,239,870
Broadline Retail - 5.2%
Amazon.com Inc (d)	2,547,480	588,009,334
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (d)	69,600	12,214,800
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (d)	62,600	8,496,072
Hilton Worldwide Holdings Inc	205,991	59,170,915
Viking Holdings Ltd (d)	999,049	71,342,089
		139,009,076
Household Durables - 0.8%
Blu Homes Inc (b)(c)(d)	14,533,890	4,506
DR Horton Inc (e)	286,307	41,236,797
Lennar Corp Class A	45,100	4,636,280
SharkNinja Inc (d)	380,500	42,577,950
		88,455,533
Specialty Retail - 0.8%
AutoZone Inc (d)	6,000	20,349,000
Lowe's Cos Inc	35,700	8,609,412
Ross Stores Inc	80,600	14,519,284
Williams-Sonoma Inc	279,372	49,893,045
		93,370,741
TOTAL CONSUMER DISCRETIONARY		1,201,299,354
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 0.7%
Costco Wholesale Corp	91,500	78,904,110
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	417,100	43,678,712
Tobacco - 0.5%
Philip Morris International Inc	322,500	51,729,000
TOTAL CONSUMER STAPLES		174,311,822
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
APA Corp	825,603	20,194,249
Cheniere Energy Inc	126,026	24,498,194
EQT Corp	319,900	17,146,640
TOTAL ENERGY		61,839,083
Financials - 8.0%
Banks - 0.9%
Bank of America Corp	1,797,900	98,884,500
US Bancorp	167,100	8,916,456
		107,800,956
Capital Markets - 2.3%
Cboe Global Markets Inc	210,000	52,710,000
Charles Schwab Corp/The	588,500	58,797,035
Coinbase Global Inc Class A (d)	92,700	20,963,178
Gemini Space Station Inc Class A (e)	9,500	94,240
Morgan Stanley	762,003	135,278,393
Wealthfront Corp (d)	81,600	1,108,944
		268,951,790
Consumer Finance - 0.6%
Capital One Financial Corp	275,000	66,648,999
Financial Services - 4.2%
Apollo Global Management Inc	519,600	75,217,296
Mastercard Inc Class A	707,979	404,171,052
		479,388,348
TOTAL FINANCIALS		922,790,093
Health Care - 6.7%
Biotechnology - 2.0%
Adamas Pharmaceuticals Inc rights (b)(d)	1,781,700	17,817
Adamas Pharmaceuticals Inc rights (b)(d)	1,781,700	18
Alnylam Pharmaceuticals Inc (d)	291,824	116,043,814
Blueprint Medicines Corp rights (b)(d)	36,400	0
Cogent Biosciences Inc (d)	288,000	10,229,760
Cytokinetics Inc (d)	89,000	5,655,060
Gilead Sciences Inc	143,800	17,650,012
Insmed Inc (d)	392,445	68,301,128
Legend Biotech Corp ADR (d)	426,557	9,273,349
Moderna Inc (d)	243,000	7,166,070
		234,337,028
Health Care Equipment & Supplies - 1.7%
Edwards Lifesciences Corp (d)	799,200	68,131,800
Insulet Corp (d)	187,900	53,408,696
Medline Inc Class A	652,100	27,388,200
Penumbra Inc (d)	130,301	40,511,884
		189,440,580
Health Care Providers & Services - 0.3%
CVS Health Corp	449,800	35,696,128
Health Care Technology - 0.2%
Veeva Systems Inc Class A (d)	122,500	27,345,675
Pharmaceuticals - 2.5%
Crinetics Pharmaceuticals Inc (d)	19,700	917,035
Eli Lilly & Co	266,587	286,495,717
		287,412,752
TOTAL HEALTH CARE		774,232,163
Industrials - 7.3%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (b)(c)	1,299	59,312
Anduril Industries Inc Class C (b)(c)	1	46
Beta Technologies Inc Class A (d)	61,100	1,723,631
Boeing Co (d)	348,288	75,620,291
GE Aerospace	209,400	64,501,482
		141,904,762
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	46,800	7,523,568
Building Products - 0.8%
Trane Technologies PLC	227,222	88,434,802
Construction & Engineering - 0.5%
Dycom Industries Inc (d)	106,700	36,053,930
EMCOR Group Inc	37,300	22,819,767
		58,873,697
Electrical Equipment - 1.6%
GE Vernova Inc	189,925	124,129,282
Nextpower Inc Class A (d)	708,800	61,743,568
		185,872,850
Machinery - 2.0%
Cummins Inc	136,771	69,814,757
Deere & Co	71,100	33,102,027
Parker-Hannifin Corp	63,300	55,638,168
Westinghouse Air Brake Technologies Corp	333,797	71,248,970
		229,803,922
Passenger Airlines - 0.1%
Delta Air Lines Inc	205,800	14,282,520
Trading Companies & Distributors - 1.0%
Ferguson Enterprises Inc (United Kingdom)	311,757	69,800,676
United Rentals Inc	52,532	42,515,198
		112,315,874
TOTAL INDUSTRIALS		839,011,995
Information Technology - 40.2%
Communications Equipment - 0.6%
Arista Networks Inc (d)	187,100	24,515,712
Lumentum Holdings Inc (d)	119,500	44,046,505
		68,562,217
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	894,534	120,887,325
Coherent Corp (d)	345,895	63,841,840
Corning Inc	199,700	17,485,732
		202,214,897
Semiconductors & Semiconductor Equipment - 19.9%
Advanced Micro Devices Inc (d)	115,500	24,735,480
Broadcom Inc	1,548,176	535,823,714
First Solar Inc (d)	234,700	61,310,681
Lam Research Corp	161,323	27,615,271
Marvell Technology Inc	756,200	64,261,876
Micron Technology Inc	121,700	34,734,397
NVIDIA Corp	8,153,476	1,520,623,274
SiTime Corp (d)	15,600	5,509,764
		2,274,614,457
Software - 12.4%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	2,365,967	1,372,261
Cadence Design Systems Inc (d)	132,800	41,510,624
Datadog Inc Class A (d)	372,100	50,601,879
Microsoft Corp	2,354,088	1,138,484,039
Oracle Corp	322,602	62,878,356
Palantir Technologies Inc Class A (d)	368,800	65,554,200
Synopsys Inc (d)	132,100	62,050,012
Via Transportation Inc Class A (d)	11,100	322,010
		1,422,773,381
Technology Hardware, Storage & Peripherals - 5.5%
Apple Inc	2,316,932	629,881,134
TOTAL INFORMATION TECHNOLOGY		4,598,046,086
Materials - 0.8%
Chemicals - 0.5%
Corteva Inc	606,000	40,620,180
Sherwin-Williams Co/The	62,600	20,284,278
		60,904,458
Construction Materials - 0.1%
Vulcan Materials Co	42,400	12,093,328
Metals & Mining - 0.2%
Alcoa Corp	345,400	18,354,556
TOTAL MATERIALS		91,352,342
Real Estate - 0.6%
Health Care REITs - 0.3%
Ventas Inc	418,300	32,368,054
Real Estate Management & Development - 0.3%
Zillow Group Inc Class C (d)	461,800	31,503,996
TOTAL REAL ESTATE		63,872,050
Utilities - 0.9%
Electric Utilities - 0.7%
Constellation Energy Corp	54,800	19,359,196
NRG Energy Inc	363,800	57,931,512
		77,290,708
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	152,000	24,522,160
TOTAL UTILITIES		101,812,868
TOTAL UNITED STATES		10,278,019,989
TOTAL COMMON STOCKS (Cost $7,030,115,062)		11,306,185,551

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $1,940,200)	1,940,200	1,251,622

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	1,016	1,672,478
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	184	302,890

TOTAL AUSTRALIA		1,975,368
UNITED STATES - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	61,700	735,464
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	198,400	378,944
Industrials - 0.1%
Aerospace & Defense - 0.1%
Anduril Industries Inc Series F (b)(c)(d)	205,955	9,403,905
Anduril Industries Inc Series G (b)(c)	12,300	561,618
		9,965,523
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (b)(c)	102,700	5,778,340
TOTAL INDUSTRIALS		15,743,863
Information Technology - 0.7%
IT Services - 0.3%
X.Ai Holdings Corp Series C (b)(c)	356,400	26,893,944
Software - 0.4%
Anthropic PBC Series F (b)(c)	44,800	10,451,840
Asapp Inc Series C (b)(c)(d)	654,971	700,819
Asapp Inc Series D (b)(c)(d)	4,123,720	3,505,162
Databricks Inc Series K (b)(c)	42,300	8,037,000
OpenAI Group Pbc Series A-2 (b)(c)	32,535	15,534,812
		38,229,633
TOTAL INFORMATION TECHNOLOGY		65,123,577
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series C2 (b)(c)(d)	137,249	1,637,381
Illuminated Holdings Inc Series C3 (b)(c)(d)	171,560	2,046,711
Illuminated Holdings Inc Series C4 (b)(c)(d)	48,240	575,502
Illuminated Holdings Inc Series C5 (b)(c)(d)	96,064	1,146,044
TOTAL MATERIALS		5,405,638
TOTAL UNITED STATES		87,387,486
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $74,855,307)		89,362,854

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (b)(c)(f) (Cost $2,538,700)	2,538,700	2,375,969

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	66,969,196	66,982,590
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	562,474	562,531
TOTAL MONEY MARKET FUNDS (Cost $67,546,241)			67,545,121

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,176,995,510)	11,466,721,117
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,562,122
NET ASSETS - 100.0%	11,475,283,239

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $106,637,262 or 0.9% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	787,341

Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	40

Anduril Industries Inc Series F	8/7/2024	4,476,761

Anduril Industries Inc Series G	4/17/2025	502,858

Anthropic PBC Series F	8/18/2025	6,315,348

Asapp Inc Series C	4/30/2021	4,320,909

Asapp Inc Series D	8/29/2023	15,923,746

Asapp Inc warrants 8/28/2028	8/29/2023	2

Blu Homes Inc	5/21/2020	25,137

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	8,395,314

Canva Australia Holdings Pty Ltd Series A	9/22/2023	1,083,728

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	196,265

Databricks Inc Series K	9/8/2025	6,345,000

ElevateBio LLC Series C	3/9/2021	832,288

Epic Games Inc	3/29/2021	5,194,065

Illuminated Holdings Inc 15%	6/14/2023	1,940,200

Illuminated Holdings Inc 15%	9/27/2023	2,538,700

Illuminated Holdings Inc Series C2	7/7/2020	3,431,225

Illuminated Holdings Inc Series C3	7/7/2020	5,146,800

Illuminated Holdings Inc Series C4	1/8/2021	1,736,640

Illuminated Holdings Inc Series C5	6/16/2021	4,149,965

OpenAI Group Pbc Series A-2	9/30/2024	6,112,033

X.Ai Holdings Corp Series C	11/22/2024	7,716,060

Zipline International Inc Series H	12/3/2025	5,778,340

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	157,994,350	2,097,424,422	2,188,430,247	5,555,790	(4,814)	(1,121)	66,982,590	66,969,196	0.1%
Fidelity Securities Lending Cash Central Fund	9,880,953	479,121,615	488,439,976	1,273,190	(61)	-	562,531	562,474	0.0%
Total	167,875,303	2,576,546,037	2,676,870,223	6,828,980	(4,875)	(1,121)	67,545,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,539,119,285	1,445,636,755	89,667,152	3,815,378
Consumer Discretionary	1,294,683,188	1,294,678,682	-	4,506
Consumer Staples	174,311,822	174,311,822	-	-
Energy	61,839,083	61,839,083	-	-
Financials	933,256,208	933,256,208	-	-
Health Care	927,916,834	927,898,977	-	17,857
Industrials	839,011,995	838,952,637	-	59,358
Information Technology	5,135,276,154	5,014,605,776	110,902,803	9,767,575
Materials	235,086,064	235,086,064	-	-
Real Estate	63,872,050	63,872,050	-	-
Utilities	101,812,868	101,812,868	-	-

Convertible Corporate Bonds
Materials	1,251,622	-	-	1,251,622

Convertible Preferred Stocks
Financials	735,464	-	-	735,464
Health Care	378,944	-	-	378,944
Industrials	15,743,863	-	-	15,743,863
Information Technology	67,098,945	-	-	67,098,945
Materials	5,405,638	-	-	5,405,638

Preferred Securities
Materials	2,375,969	-	-	2,375,969

Money Market Funds	67,545,121	67,545,121	-	-
Total Investments in Securities:	11,466,721,117	11,159,496,043	200,569,955	106,655,119
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $525,338) - See accompanying schedule:
Unaffiliated issuers (cost $7,109,449,269)	$11,399,175,996
Fidelity Central Funds (cost $67,546,241)	67,545,121

Total Investment in Securities (cost $7,176,995,510)		$11,466,721,117
Cash		237,131
Foreign currency held at value (cost $1,693,118)		1,690,830
Receivable for investments sold		12,983,653
Receivable for fund shares sold		1,713,400
Dividends receivable		3,063,521
Interest receivable		562,627
Distributions receivable from Fidelity Central Funds		233,673
Prepaid expenses		9,133
Other receivables		26,987
Total assets		11,487,242,072
Liabilities
Payable for investments purchased	$186,399
Payable for fund shares redeemed	5,252,458
Accrued management fee	5,252,157
Distribution and service plan fees payable	634,902
Other payables and accrued expenses	91,067
Collateral on securities loaned	541,850
Total liabilities		11,958,833
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$11,475,283,239
Net Assets consist of:
Paid in capital		$7,207,794,088
Total accumulated earnings (loss)		4,267,489,151
Net Assets		$11,475,283,239

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($5,823,975,646 ÷ 59,588,806 shares)		$97.74
Service Class :
Net Asset Value, offering price and redemption price per share ($1,751,230,832 ÷ 18,132,986 shares)		$96.58
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,342,326,323 ÷ 25,214,486 shares)		$92.90
Investor Class :
Net Asset Value, offering price and redemption price per share ($1,557,750,438 ÷ 16,143,235 shares)		$96.50
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$59,539,934
Interest		294,115
Income from Fidelity Central Funds (including $1,273,190 from security lending)		6,828,980
Total income		66,663,029
Expenses
Management fee	$61,117,552
Distribution and service plan fees	7,467,251
Custodian fees and expenses	56,011
Independent trustees' fees and expenses	43,220
Audit fees	123,396
Legal	14,233
Interest	4,880
Miscellaneous	41,387
Total expenses before reductions	68,867,930
Expense reductions	(7,398)
Total expenses after reductions		68,860,532
Net Investment income (loss)		(2,197,503)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,549)	1,347,175,869
Fidelity Central Funds	(4,875)
Foreign currency transactions	(205,310)
Total net realized gain (loss)		1,346,965,684
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	190,659,581
Fidelity Central Funds	(1,121)
Assets and liabilities in foreign currencies	14,722
Total change in net unrealized appreciation (depreciation)		190,673,182
Net gain (loss)		1,537,638,866
Net increase (decrease) in net assets resulting from operations		$1,535,441,363
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,197,503)	$(12,564,516)
Net realized gain (loss)	1,346,965,684	2,287,642,347
Change in net unrealized appreciation (depreciation)	190,673,182	348,236,212
Net increase (decrease) in net assets resulting from operations	1,535,441,363	2,623,314,043
Distributions to shareholders	(1,451,958,525)	(2,314,983,640)
Distributions to shareholders from tax return of capital	(1,381,066)	-

Total Distributions	(1,453,339,591)	(2,314,983,640)
Share transactions - net increase (decrease)	445,984,226	1,839,294,188
Total increase (decrease) in net assets	528,085,998	2,147,624,591

Net Assets
Beginning of period	10,947,197,241	8,799,572,650
End of period	$11,475,283,239	$10,947,197,241

Financial Highlights
VIP Growth Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.94	$93.10	$71.51	$102.43	$103.00
Income from Investment Operations
Net investment income (loss) A,B	.05	(.05)	.10	.20	.37 C
Net realized and unrealized gain (loss)	14.46	28.89	25.61	(24.46)	21.52
Total from investment operations	14.51	28.84	25.71	(24.26)	21.89
Distributions from net investment income	(.28)	- D	(.11) E	(.51)	-
Distributions from net realized gain	(13.40)	(25.00)	(4.01) E	(6.15)	(22.46)
Distributions from tax return of capital	(.02)	-	-	-	-
Total distributions	(13.71) F	(25.00)	(4.12)	(6.66)	(22.46)
Net asset value, end of period	$97.74	$96.94	$93.10	$71.51	$102.43
Total Return G,H	14.92%	30.39%	36.24%	(24.46)%	23.21%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.55%	.57%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.55%	.56%	.60%	.60%	.60%
Expenses net of all reductions, if any	.55%	.56%	.60%	.60%	.60%
Net investment income (loss)	.06%	(.04)%	.12%	.25%	.36% C
Supplemental Data
Net assets, end of period (000 omitted)	$5,823,976	$5,543,151	$4,627,696	$3,612,472	$5,103,811
Portfolio turnover rate K	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.
DAmount represents less than $.005 per share.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$95.95	$92.36	$70.98	$101.70	$102.42
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.16)	.02	.12	.27 C
Net realized and unrealized gain (loss)	14.28	28.66	25.40	(24.28)	21.37
Total from investment operations	14.24	28.50	25.42	(24.16)	21.64
Distributions from net investment income	(.20)	-	(.03) D	(.42)	-
Distributions from net realized gain	(13.40)	(24.91)	(4.01) D	(6.15)	(22.36)
Distributions from tax return of capital	(.01)	-	-	-	-
Total distributions	(13.61)	(24.91)	(4.04)	(6.56) E	(22.36)
Net asset value, end of period	$96.58	$95.95	$92.36	$70.98	$101.70
Total Return F,G	14.80%	30.27%	36.09%	(24.52)%	23.08%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.65%	.67%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.65%	.66%	.70%	.70%	.70%
Expenses net of all reductions, if any	.65%	.66%	.70%	.70%	.70%
Net investment income (loss)	(.04)%	(.15)%	.02%	.15%	.26% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,751,231	$1,598,804	$1,233,245	$878,031	$1,176,735
Portfolio turnover rate J	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.03)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$92.74	$89.92	$69.27	$99.42	$100.58
Income from Investment Operations
Net investment income (loss) A,B	(.18)	(.31)	(.10)	- C	.11 D
Net realized and unrealized gain (loss)	13.79	27.90	24.76	(23.72)	20.95
Total from investment operations	13.61	27.59	24.66	(23.72)	21.06
Distributions from net investment income	(.05)	-	- E	(.28)	-
Distributions from net realized gain	(13.40)	(24.77)	(4.01) E	(6.15)	(22.22)
Distributions from tax return of capital	-C	-	-	-	-
Total distributions	(13.45)	(24.77)	(4.01)	(6.43)	(22.22)
Net asset value, end of period	$92.90	$92.74	$89.92	$69.27	$99.42
Total Return F,G	14.63%	30.07%	35.89%	(24.64)%	22.90%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.80%	.82%	.86%	.86%	.85%
Expenses net of fee waivers, if any	.80%	.81%	.85%	.85%	.85%
Expenses net of all reductions, if any	.80%	.81%	.85%	.85%	.85%
Net investment income (loss)	(.19)%	(.30)%	(.13)%	-% J	.11% D
Supplemental Data
Net assets, end of period (000 omitted)	$2,342,326	$2,328,041	$1,850,474	$1,410,220	$1,941,161
Portfolio turnover rate K	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.29 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.18)%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Growth Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$95.87	$92.30	$70.94	$101.65	$102.38
Income from Investment Operations
Net investment income (loss) A,B	(.01)	(.13)	.04	.14	.29 C
Net realized and unrealized gain (loss)	14.28	28.64	25.39	(24.26)	21.37
Total from investment operations	14.27	28.51	25.43	(24.12)	21.66
Distributions from net investment income	(.22)	-	(.05) D	(.44)	-
Distributions from net realized gain	(13.40)	(24.94)	(4.01) D	(6.15)	(22.39)
Distributions from tax return of capital	(.01)	-	-	-	-
Total distributions	(13.64) E	(24.94)	(4.07) E	(6.59)	(22.39)
Net asset value, end of period	$96.50	$95.87	$92.30	$70.94	$101.65
Total Return F,G	14.84%	30.30%	36.12%	(24.50)%	23.12%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.62%	.64%	.68%	.68%	.68%
Expenses net of fee waivers, if any	.62%	.64%	.68%	.68%	.68%
Expenses net of all reductions, if any	.62%	.64%	.68%	.68%	.68%
Net investment income (loss)	(.02)%	(.12)%	.05%	.17%	.28% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,557,750	$1,477,202	$1,088,157	$753,877	$1,010,025
Portfolio turnover rate J	81%	58%	48%	36%	45%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.30 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.01)%.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Growth Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,577,694,590
Gross unrealized depreciation	(297,391,697)
Net unrealized appreciation (depreciation)	$4,280,302,893
Tax Cost	$7,186,418,224

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1
Net unrealized appreciation (depreciation) on securities and other investments	$4,280,305,608

The Fund intends to elect to defer to its next fiscal year $12,869,605 of capital losses recognized during the period November 1, 2025 to December 31, 2025. The Fund intends to elect to defer to the next fiscal year ordinary losses in the amount of $86,479 recognized during the period November 1, 2025 to December 31, 2025.

The tax character of distributions paid was as follows:

For the applicable period ended December 31, 2025, the Fund's distributions exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

	December 31, 2025	December 31, 2024
Ordinary Income	$ 39,434,081	$ 70,771,188
Long-term Capital Gains	1,412,524,444	2,244,212,452
Tax Return of Capital	1,381,066	-
Total	$1,453,339,591	$ 2,314,983,640

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Growth Portfolio	Space Exploration Technologies Corp. Class A	5,427,953	-
	Space Exploration Technologies Corp. Class C	9,391,247	-

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Growth Portfolio	8,794,318,572	9,732,909,847
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.57
Service Class	.57
Service Class 2.57
Investor Class	.64

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.54
Service Class	.54
Service Class 2.55
Investor Class	.62

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,647,509
Service Class 2	5,819,742
$7,467,251
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Growth Portfolio	$24,482

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Growth Portfolio	142,622

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Growth Portfolio	Borrower	7,999,600	4.39%	4,880

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Growth Portfolio	680,976,154	685,422,190	141,354,644
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Growth Portfolio	14,766
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Growth Portfolio	128,224	12,422	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,398.

Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Growth Portfolio
Distributions to shareholders
Initial Class	$730,032,417	$1,165,932,137
Service Class	218,983,350	334,968,394
Service Class 2	305,350,797	504,573,004
Investor Class	197,591,961	309,510,105
Total	$1,451,958,525	$2,314,983,640
Tax Return of Capital
Initial Class	$925,863	$ -
Service Class	195,461	-
Service Class 2	64,887	-
Investor Class	194,855	-
Total	$1,381,066	$ -
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Growth Portfolio
Initial Class
Shares sold	3,184,346	2,176,081	$320,990,549	$238,099,627
Reinvestment of distributions	7,379,523	11,611,911	730,958,280	1,165,932,136
Shares redeemed	(8,155,649)	(6,314,180)	(814,483,222)	(685,462,274)
Net increase (decrease)	2,408,220	7,473,812	$237,465,607	$718,569,489
Service Class
Shares sold	1,605,716	1,730,095	$157,722,624	$181,465,664
Reinvestment of distributions	2,238,974	3,370,407	219,178,811	334,968,394
Shares redeemed	(2,375,008)	(1,789,922)	(236,317,746)	(192,197,635)
Net increase (decrease)	1,469,682	3,310,580	$140,583,689	$324,236,423
Service Class 2
Shares sold	1,991,234	2,591,752	$183,709,717	$275,791,457
Reinvestment of distributions	3,241,871	5,250,108	305,415,684	504,573,004
Shares redeemed	(5,121,667)	(3,316,919)	(491,821,742)	(345,338,627)
Net increase (decrease)	111,438	4,524,941	$(2,696,341)	$435,025,834
Investor Class
Shares sold	638,158	1,561,593	$61,398,753	$167,294,891
Reinvestment of distributions	2,022,073	3,116,864	197,786,816	309,510,105
Shares redeemed	(1,925,258)	(1,059,460)	(188,554,298)	(115,342,554)
Net increase (decrease)	734,973	3,618,997	$70,631,271	$361,462,442
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Growth Portfolio	21	2	39
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Growth Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Growth Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2025 $1,284,359,510, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540077.128
VIPGRWT-ANN-0226
Fidelity® Variable Insurance Products:

VIP Floating Rate High Income Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Floating Rate High Income Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Alternative Funds - 0.7%
	Shares	Value ($)
Fidelity Private Credit Company LLC (c)(o) (Cost $2,896,378)	296,540	2,753,494

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (g)(h)(n)	250,000	250,833
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.1344% 7/20/2037 (g)(h)(n)	250,000	252,512
TOTAL BAILIWICK OF JERSEY		503,345
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (g)(h)(n)	125,000	125,096
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (g)(h)(n)	150,000	150,450
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (g)(h)(n)	100,000	99,602
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (g)(h)(n)	100,000	100,031
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (g)(h)(n)	200,000	201,407
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.389% 2/20/2038 (g)(h)(n)	175,000	175,270
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (g)(h)(n)	100,000	98,931
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.265% 8/8/2032 (g)(h)(n)	250,000	248,424
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (g)(h)(n)	125,000	127,673
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,326,884
TOTAL ASSET-BACKED SECURITIES (Cost $1,825,000)		1,830,229

Bank Loan Obligations - 90.5%
	Principal Amount (a)	Value ($)
CANADA - 1.3%
Consumer Discretionary - 0.6%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/13/2029 (f)(g)(h)	183,638	184,327
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 1/22/2031 (f)(g)(h)	86,786	87,028
		271,355
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/20/2030 (f)(g)(h)	1,289,549	1,289,949
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/22/2032 (f)(g)(h)	849,547	853,913
		2,143,862
TOTAL CONSUMER DISCRETIONARY		2,415,217
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/8/2031 (f)(g)(h)	538,512	347,744
Financials - 0.2%
Insurance - 0.2%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 3/15/2030 (f)(g)(h)	842,354	842,354
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/12/2028 (f)(g)(h)	938,214	942,671
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 3/21/2031 (f)(g)(h)	294,750	296,224
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6359% 5/29/2028 (f)(g)(h)	637,501	523,153
TOTAL CANADA		5,367,363
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/12/2032 (f)(g)(h)	1,005,000	1,009,402
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 2/4/2028 (f)(g)(h)	160,175	160,909
FRANCE - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (f)(g)(h)	3,772,284	3,766,776
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9471% 4/30/2030 (f)(g)(h)	706,979	710,987
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4732% 10/18/2029 (f)(g)(h)	464,884	466,822
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (f)(g)(h)	640,245	641,846
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (f)(g)(h)(i)	438,921	24,142
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(f)(g)(h)	2,522	2,395
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.6719% 4/9/2026 (b)(f)(g)(h)	10,303	9,787
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.6719% 4/9/2026 (b)(f)(g)(h)(k)	7,859	7,466
BYJU's Alpha Inc Tranche Prepetition Reimbursement TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(f)(g)(h)	11,641	11,058

TOTAL INDIA		54,848
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 6/4/2032 (f)(g)(h)	253,725	253,725
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (f)(g)(h)	750,000	743,438
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (f)(g)(h)(i)	330,781	6,615
TOTAL FINANCIALS		750,053
Materials - 0.1%
Containers & Packaging - 0.1%
Klockner Pentaplast of America Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 8/7/2026 (f)(g)(h)	197,505	175,163
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 0% (f)(g)(h)(i)	477,602	77,214
Klockner Pentaplast of America Inc Tranche DIP ROLLUP, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 7/27/2026 (f)(g)(h)	315,238	279,579
TOTAL MATERIALS		531,956
TOTAL LUXEMBOURG		1,282,009
NETHERLANDS - 0.6%
Industrials - 0.3%
Building Products - 0.3%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (f)(g)(h)	1,143,129	1,147,416
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9371% 10/8/2032 (f)(g)(h)	185,000	184,480
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (f)(g)(h)	585,312	584,827
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1615% 4/3/2028 (f)(g)(h)	210,725	210,527
TOTAL MATERIALS		795,354
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (f)(g)(h)	613,535	279,925
TOTAL NETHERLANDS		2,407,175
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1545% 1/31/2032 (f)(g)(h)	440,000	431,420
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.91% 11/17/2031 (f)(g)(h)	897,480	900,846
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(h)	1,159,350	944,383
UNITED KINGDOM - 2.7%
Communication Services - 0.8%
Entertainment - 0.8%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 12/2/2031 (f)(g)(h)	3,375,985	3,323,657
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.1%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 7/18/2030 (f)(g)(h)	1,965,459	1,961,154
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 7/31/2032 (f)(g)(h)	191,520	189,871
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (f)(g)(h)	935,565	929,138
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 11/30/2030 (f)(g)(h)	1,583,682	1,581,038
TOTAL CONSUMER DISCRETIONARY		4,661,201
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2063% 8/30/2032 (f)(g)(h)	420,000	421,924
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (f)(g)(h)	2,093,538	2,099,651
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 1/21/2030 (f)(g)(h)	312,643	312,174
Industrials - 0.2%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7339% 10/21/2030 (f)(g)(h)	426,614	426,883
Construction & Engineering - 0.1%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9839% 3/15/2032 (f)(g)(h)	353,225	353,077
TOTAL INDUSTRIALS		779,960
TOTAL UNITED KINGDOM		11,598,567
UNITED STATES - 83.5%
Communication Services - 5.6%
Diversified Telecommunication Services - 1.8%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 18.3767% 3/25/2026 (f)(g)(h)	546,043	359,706
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (f)(g)(h)(i)	879,720	6,598
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (b)(f)(g)(h)	36,030	37,681
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (f)(g)(h)	348,935	364,927
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (b)(f)(g)(h)	14,567	14,567
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1142% 3/29/2032 (f)(g)(h)	1,765,000	1,768,971
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7161% 6/1/2028 (f)(g)(h)	1,147,013	1,151,108
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/16/2029 (f)(g)(h)	1,112,128	1,105,177
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/15/2030 (f)(g)(h)	1,960,510	1,947,160
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 10/6/2032 (f)(g)(h)	900,000	902,250
		7,658,145
Entertainment - 0.8%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3219% 2/10/2027 (f)(g)(h)	942,336	656,884
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.3306% 9/1/2027 (f)(g)(h)	987,113	984,892
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.3306% 9/1/2027 (f)(g)(h)	850,000	848,028
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 8/30/2030 (f)(g)(h)	276,092	275,057
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7339% 10/21/2032 (f)(g)(h)	250,000	250,000
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0806% 8/7/2028 (f)(g)(h)	408,661	410,704
		3,425,565
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 7/8/2031 (f)(g)(h)	380,509	365,763
Media - 2.4%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (f)(g)(h)	254,007	248,081
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (f)(g)(h)	635,615	526,289
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9853% 12/7/2030 (f)(g)(h)	220,500	220,224
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (f)(g)(h)	1,940,154	1,941,241
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (f)(g)(h)	2,398,140	2,231,518
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3727% 6/16/2032 (f)(g)(h)	675,000	612,684
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9872% 12/1/2028 (f)(g)(h)	221,300	221,324
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 6/28/2032 (f)(g)(h)	817,950	821,328
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9161% 12/31/2030 (f)(g)(h)	374,973	339,163
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (f)(g)(h)	230,557	160,814
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3306% 1/31/2029 (f)(g)(h)	1,811,178	1,804,948
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (f)(g)(h)(j)	585,000	584,637
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (f)(g)(h)	483,534	478,423
		10,190,674
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 1/30/2031 (f)(g)(h)	1,587,554	1,597,873
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.47% 1/25/2031 (f)(g)(h)	439,927	441,528
		2,039,401
TOTAL COMMUNICATION SERVICES		23,679,548
Consumer Discretionary - 15.6%
Automobile Components - 1.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (f)(g)(h)(j)	435,000	434,817
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 3/3/2028 (f)(g)(h)	879,171	778,155
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/6/2030 (f)(g)(h)	592,515	592,592
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/28/2032 (f)(g)(h)	1,665,825	1,672,072
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 3/25/2032 (f)(g)(h)	466,481	468,813
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8219% 12/22/2028 (f)(g)(h)	564,670	522,320
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (f)(g)(h)	381,195	316,392
		4,785,161
Automobiles - 0.5%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3306% 6/3/2028 (f)(g)(h)	955,728	932,437
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 0% 4/18/2030 (f)(g)(h)(j)	495,000	495,000
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 4/18/2030 (f)(g)(h)	533,667	533,668
		1,961,105
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 11/8/2032 (f)(g)(h)	833,012	834,619
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (f)(g)(h)	10,755,333	10,809,110
		11,643,729
Distributors - 0.6%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 12/11/2030 (f)(g)(h)	731,696	722,858
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 5/24/2032 (f)(g)(h)	875,000	869,374
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 8/1/2030 (f)(g)(h)	825,693	826,882
		2,419,114
Diversified Consumer Services - 1.2%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8614% 7/31/2028 (f)(g)(h)	2,336,328	2,340,604
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (f)(g)(h)	62,032	60,082
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (f)(g)(h)	3,290,902	2,529,881
		4,930,567
Hotels, Restaurants & Leisure - 6.3%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1337% 2/7/2029 (f)(g)(h)	872,299	877,751
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 11/24/2028 (f)(g)(h)	422,419	422,947
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/6/2030 (f)(g)(h)	1,812,843	1,796,528
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/6/2031 (f)(g)(h)	1,691,496	1,674,581
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 11/1/2031 (f)(g)(h)	1,641,291	1,459,207
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 6/29/2029 (f)(g)(h)	494,620	453,967
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 4/2/2029 (f)(g)(h)	808,212	808,932
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/29/2029 (f)(g)(h)	5,430,291	5,427,522
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2161% 2/12/2029 (f)(g)(h)	309,488	309,797
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 1/28/2032 (f)(g)(h)	956,921	960,060
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/26/2030 (f)(g)(h)	825,938	825,938
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 12/4/2031 (f)(g)(h)	499,481	501,923
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/27/2032 (f)(g)(h)	313,425	315,384
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 1/17/2031 (f)(g)(h)	779,761	775,425
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/2/2028 (f)(g)(h)	1,103,399	1,105,882
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4774% 11/8/2030 (f)(g)(h)	435,000	437,453
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (f)(g)(h)	895,046	871,551
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 4/26/2030 (f)(g)(h)	954,197	946,296
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7837% 11/5/2031 (f)(g)(h)	784,085	786,539
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 4/1/2031 (f)(g)(h)	423,693	423,693
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 7/18/2031 (f)(g)(h)	266,837	267,134
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 8/18/2032 (f)(g)(h)	359,100	359,998
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 7/2/2032 (f)(g)(h)	354,870	332,098
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(k)	15,130	14,159
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 3/14/2031 (f)(g)(h)	1,312,183	1,315,634
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (f)(g)(h)	1,520,037	1,459,874
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2027 (f)(g)(h)	110,000	82,499
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (f)(g)(h)	248,324	239,633
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/3/2028 (f)(g)(h)	1,137,189	1,139,873
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0904% 9/3/2029 (f)(g)(h)	453,299	331,361
		26,723,639
Household Durables - 0.5%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2274% 9/26/2031 (f)(g)(h)	161,198	162,172
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.91% 10/24/2031 (f)(g)(h)	1,014,835	1,020,751
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (f)(g)(h)	810,000	810,405
		1,993,328
Specialty Retail - 2.5%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7372% 11/5/2027 (f)(g)(h)	155,460	155,459
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (f)(g)(h)	1,208,642	1,214,685
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.602% 8/3/2029 (f)(h)	62,799	35,795
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.102% 8/3/2029 (b)(f)(g)(h)	382,026	9,550
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.602% 8/3/2029 (f)(h)	119,174	67,929
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2302% 6/9/2031 (f)(g)(h)	567,813	570,572
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (f)(g)(h)	462,932	433,466
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7339% 6/6/2031 (f)(g)(h)	613,463	612,236
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(f)(g)(h)(i)	10,338	8,039
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (f)(g)(h)	640,000	643,066
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (f)(g)(h)	525,000	525,436
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3306% 10/20/2028 (f)(g)(h)	673,692	663,587
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0661% 10/20/2028 (f)(g)(h)	662,365	656,848
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (f)(g)(h)	1,062,803	1,021,768
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (f)(g)(h)	1,860,352	1,762,386
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 4/17/2028 (f)(g)(h)	601,614	601,614
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2031 (f)(g)(h)	444,385	444,621
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 10/31/2029 (f)(g)(h)	1,280,532	1,285,436
		10,712,493
Textiles, Apparel & Luxury Goods - 0.2%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/26/2031 (f)(g)(h)	810,925	813,463
TOTAL CONSUMER DISCRETIONARY		65,982,599
Consumer Staples - 2.5%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 4/1/2032 (f)(g)(h)	453,863	456,359
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (f)(g)(h)	733,315	482,154
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (f)(g)(h)	99,201	25,214
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (f)(g)(h)	529,573	525,766
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (f)(g)(h)	1,397,593	1,400,975
		2,890,468
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (f)(g)(h)	217,778	218,686
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	643,388	627,303
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5219% 8/1/2029 (f)(g)(h)	1,105,643	850,283
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4471% 9/30/2031 (f)(g)(h)	275,777	275,468
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/31/2031 (b)(f)(g)(h)	131,857	101,200
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6719% 9/30/2030 (b)(f)(g)(h)	35,073	35,073
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1855% 4/1/2029 (f)(g)(h)	651,006	641,078
		2,749,091
Food Products - 1.1%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2214% 12/23/2030 (f)(g)(h)	484,259	485,774
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 10/28/2032 (f)(g)(h)	880,000	883,521
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (f)(g)(h)(i)	1,044,620	31,339
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (f)(g)(h)(i)	166,821	76,738
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (f)(g)(h)(i)	154,665	71,146
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.3501% 3/30/2026 (f)(g)(h)	622,002	590,902
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.3413% 3/30/2026 (b)(f)(g)(h)	821,821	665,675
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/12/2031 (f)(g)(h)	799,008	797,922
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2501% 7/12/2032 (f)(g)(h)	857,850	861,607
		4,464,624
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5806% 5/17/2028 (f)(g)(h)	445,929	228,539
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4224% 2/23/2029 (f)(g)(h)	175,446	170,226
		398,765
TOTAL CONSUMER STAPLES		10,502,948
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6774% 7/9/2031 (f)(g)(h)	622,125	624,651
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3306% 3/31/2028 (f)(g)(h)	410,650	409,283
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 12/31/2030 (f)(g)(h)	1,776,238	1,781,318
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (f)(g)(h)	192,923	193,082
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3161% 11/19/2029 (f)(g)(h)	640,322	640,053
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 4/1/2030 (f)(g)(h)	441,752	446,170
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/30/2031 (f)(g)(h)	373,208	375,331
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (f)(g)(h)	3,317,602	1,353,582
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9547% 2/28/2030 (f)(g)(h)	1,489,498	1,493,848
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 8/1/2029 (f)(g)(h)	255,476	256,699
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/1/2032 (f)(g)(h)	420,000	376,425
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9411% 5/25/2029 (f)(g)(h)	624,965	621,322
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9411% 5/25/2029 (f)(g)(h)	78,173	77,782
TOTAL ENERGY		8,649,546
Financials - 11.6%
Capital Markets - 2.3%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 6/13/2031 (f)(g)(h)	1,035,828	1,038,821
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (f)(g)(h)	1,757,272	1,765,848
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 5/17/2031 (f)(g)(h)	517,538	518,475
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/15/2031 (f)(g)(h)	1,025,241	1,026,697
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 9/5/2031 (f)(g)(h)	1,120,170	1,123,900
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (f)(g)(h)	1,053,001	1,053,664
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (f)(g)(h)	2,061,321	2,050,088
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (f)(g)(h)	565,725	565,487
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/1/2028 (f)(g)(h)	401,251	402,755
		9,545,735
Financial Services - 3.5%
ACNR Holdings Inc term loan 13% (b)(f)(h)(l)	85,325	84,898
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 1/31/2031 (f)(g)(h)	2,113,033	2,114,364
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (f)(g)(h)	700,000	679,875
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5661% 11/5/2032 (f)(g)(h)	625,000	625,131
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 9/30/2031 (f)(g)(h)	738,198	738,198
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(f)(g)(h)(i)	36,736	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 9/22/2032 (f)(g)(h)	675,000	659,813
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7007% 4/16/2029 (f)(g)(h)	378,079	378,711
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/17/2031 (f)(g)(h)	1,379,592	1,380,020
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 7/31/2031 (f)(g)(h)	1,617,809	1,593,720
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 7/31/2031 (f)(g)(h)	279,300	276,914
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4661% 2/16/2032 (f)(g)(h)	360,000	355,727
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (f)(g)(h)	395,000	396,604
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/30/2032 (f)(g)(h)	396,448	388,420
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6154% 2/20/2030 (f)(g)(h)	581,827	585,010
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 7/6/2032 (f)(g)(h)	129,675	130,351
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 6/24/2031 (f)(g)(h)	565,939	566,862
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 6/24/2031 (f)(g)(h)	464,324	464,858
UFC Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8685% 11/21/2031 (f)(g)(h)	585,035	587,387
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (f)(g)(h)	2,975,050	2,987,605
		14,994,468
Insurance - 5.8%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/21/2032 (f)(g)(h)	850,725	850,368
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 11/6/2030 (f)(g)(h)	4,535,601	4,527,119
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2032 (f)(g)(h)	1,132,163	1,136,974
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 5/31/2033 (f)(g)(h)	184,538	187,813
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 1/30/2032 (f)(g)(h)	1,296,900	1,300,142
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/29/2031 (f)(g)(h)	531,106	531,935
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 8/19/2028 (f)(g)(h)	2,902,533	2,904,362
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0661% 8/19/2028 (f)(g)(h)	1,228,147	1,229,682
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 9/19/2030 (f)(g)(h)	3,073,348	3,071,904
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0806% 1/31/2028 (f)(g)(h)	2,050,000	2,040,078
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0806% 1/20/2029 (f)(g)(h)	1,970,000	1,930,600
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (f)(g)(h)	1,350,363	1,350,930
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (f)(g)(h)	1,906,522	1,915,559
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/15/2031 (f)(g)(h)	433,701	433,975
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 9/29/2030 (f)(g)(h)	449,719	450,344
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (f)(g)(h)	779,848	781,377
		24,643,162
TOTAL FINANCIALS		49,183,365
Health Care - 7.3%
Health Care Equipment & Supplies - 1.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 1/15/2031 (f)(g)(h)(j)	70,000	70,630
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 1/15/2031 (f)(g)(h)	985,050	993,915
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/30/2029 (f)(g)(h)	407,937	408,361
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/1/2031 (f)(g)(h)	1,570,335	1,581,265
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4661% 10/23/2028 (f)(g)(h)	644,807	646,541
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 8/23/2032 (f)(g)(h)	1,331,663	1,329,998
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 5/30/2031 (f)(g)(h)	449,282	451,250
		5,481,960
Health Care Providers & Services - 2.6%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1904% 2/15/2029 (f)(g)(h)	475,428	352,487
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4661% 9/17/2032 (f)(g)(h)	244,388	245,666
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0107% 2/11/2028 (f)(g)(h)	823,122	807,301
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/9/2031 (f)(g)(h)	900,376	903,509
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/1/2028 (f)(g)(h)	455,102	457,196
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3844% 10/1/2032 (f)(g)(h)	460,000	462,608
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 9/24/2031 (f)(g)(h)	2,044,350	1,786,579
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 10/23/2031 (f)(g)(h)	347,318	348,176
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.6891% 10/23/2031 (f)(g)(h)(k)	44,957	45,068
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 8/25/2032 (f)(g)(h)	323,587	324,690
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	139,151	140,151
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	34,669	34,919
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7047% 12/13/2032 (f)(g)(h)	200,000	200,876
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 4/15/2031 (f)(g)(h)	713,979	715,321
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7161% 12/12/2030 (f)(g)(h)	871,500	872,049
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 1% 12/12/2030 (f)(g)(h)(k)	373,500	373,735
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 2/21/2031 (f)(g)(h)	466,717	468,654
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3654% 12/4/2031 (f)(g)(h)	1,463,108	1,460,694
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9872% 10/1/2028 (f)(g)(h)	558,809	560,877
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2032 (f)(g)(h)(j)	260,526	261,178
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2032 (f)(g)(h)(j)	39,474	39,572
		10,861,306
Health Care Technology - 1.5%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/15/2029 (f)(g)(h)	1,639,800	1,641,504
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (f)	235,000	227,217
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 3/26/2032 (f)(g)(h)	751,225	719,771
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 5/1/2031 (f)(g)(h)	1,385,413	1,328,847
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 9/28/2029 (f)(g)(h)	1,059,711	1,048,234
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 11/26/2031 (f)(g)(h)	1,613,563	1,599,445
		6,565,018
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/12/2031 (f)(g)(h)	1,692,521	1,697,108
Pharmaceuticals - 1.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (f)(g)(h)	2,811,237	2,739,916
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 8/2/2032 (f)(g)(h)	623,438	628,113
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4495% 10/31/2032 (f)(g)(h)	285,000	285,296
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 4/23/2031 (f)(g)(h)	928,250	920,128
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/5/2028 (f)(g)(h)	1,000,966	1,004,720
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/19/2031 (f)(g)(h)	916,129	880,400
		6,458,573
TOTAL HEALTH CARE		31,063,965
Industrials - 12.6%
Aerospace & Defense - 1.6%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 10/31/2030 (f)(g)(h)	365,005	366,676
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/27/2032 (f)(g)(h)	440,048	440,783
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3778% 2/26/2032 (f)(g)(h)	1,451,123	1,455,999
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (f)(g)(h)(k)	137,434	137,896
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5706% 12/11/2031 (f)(g)(h)	733,755	735,589
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (f)(g)(h)(k)	35,769	35,859
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/19/2032 (f)(g)(h)	927,675	931,349
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2161% 2/28/2031 (f)(g)(h)	412,666	414,069
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 3/22/2030 (f)(g)(h)	1,604,395	1,608,743
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2161% 1/19/2032 (f)(g)(h)	810,792	813,800
		6,940,763
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/31/2031 (f)(g)(h)	609,620	611,632
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/31/2031 (f)(g)(h)	231,880	232,645
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 11/23/2028 (f)(g)(h)	413,737	406,757
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5661% 11/23/2028 (b)(f)(g)(h)	391,838	391,838
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.0661% 11/23/2029 (b)(f)(g)(h)	175,000	174,999
STG Distribution LLC Tranche Exchange FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.3371% 10/3/2029 (b)(f)(g)(h)	109,208	101,236
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.5871% 10/3/2029 (b)(f)(g)(h)	232,534	26,741
		1,945,848
Building Products - 1.1%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/3/2029 (f)(g)(h)	305,112	306,128
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/14/2029 (f)(g)(h)	189,646	190,120
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 9/8/2032 (f)(g)(h)	624,432	625,344
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.3751% 8/1/2028 (f)(g)(h)	104,589	82,103
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1001% 4/12/2028 (f)(g)(h)	1,273,563	992,743
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2501% 5/15/2031 (f)(g)(h)	373,387	262,614
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.0724% 5/31/2030 (f)(g)(h)	129,350	129,602
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (f)(g)(h)	564,240	565,069
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/24/2029 (f)(g)(h)	299,932	301,246
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6719% 2/20/2032 (f)(g)(h)	1,084,862	1,076,725
		4,531,694
Commercial Services & Supplies - 5.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/21/2028 (f)(g)(h)	2,047,387	2,048,677
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 8/20/2032 (f)(g)(h)	3,246,863	3,261,636
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 11/1/2031 (f)(g)(h)	596,322	601,915
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (f)(g)(h)(k)	69,325	69,976
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (f)(g)(h)	1,038,576	835,410
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2028 (f)(g)(h)	587,393	590,818
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (f)(g)(h)	1,874,013	1,703,646
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4904% 5/3/2029 (f)(g)(h)	758,360	615,091
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6898% 2/9/2031 (f)(g)(h)	211,254	211,254
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (f)(g)(h)	1,418,581	1,424,724
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 10/21/2028 (f)(g)(h)	527,753	530,170
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2728% 3/3/2032 (f)(g)(h)	1,187,025	1,190,586
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7722% 11/20/2032 (f)(g)(h)	305,000	305,763
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6366% 11/8/2032 (f)(g)(h)	792,523	796,842
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (f)(g)(h)	1,161,427	1,166,398
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (f)(g)(h)	69,466	68,479
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (f)(g)(h)	2,593,133	2,561,368
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4547% 12/31/2032 (f)(g)(h)	1,047,632	1,050,817
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.365% 10/8/2032 (f)(g)(h)	190,000	189,882
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 3/19/2032 (f)(g)(h)	33,763	33,509
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8306% 12/10/2026 (f)(g)(h)	289,778	289,053
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.6219% 6/15/2030 (f)(g)(h)	205,723	199,294
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 9/10/2032 (f)(g)(h)	410,000	413,075
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0806% 10/19/2030 (f)(g)(h)	366,688	309,547
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.8306% 4/19/2030 (f)(g)(h)	382,301	376,567
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 11/2/2029 (f)(g)(h)	915,696	914,936
		21,759,433
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.49% 3/27/2031 (f)(g)(h)	413,922	415,992
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/3/2031 (f)(g)(h)	564,300	567,827
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 2/16/2028 (f)(g)(h)	262,033	262,295
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.981% 1/24/2031 (f)(g)(h)	374,933	376,107
		1,622,221
Electrical Equipment - 0.2%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6142% 8/12/2032 (f)(g)(h)	1,140,536	1,145,463
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 7/16/2032 (f)(g)(h)	407,950	405,572
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (f)(g)(h)	784,428	784,232
		1,189,804
Machinery - 1.0%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/5/2032 (f)(g)(h)(j)	270,000	271,126
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (f)(g)(h)	369,075	371,382
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (f)(g)(h)	605,000	609,162
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 3/15/2030 (f)(g)(h)	459,930	461,254
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 9/28/2028 (f)(g)(h)	337,881	335,816
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7722% 10/10/2031 (f)(g)(h)	397,336	399,819
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/2/2032 (f)(g)(h)	238,200	238,498
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 3/25/2031 (f)(g)(h)	1,295,732	1,294,113
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.9969% 12/3/2026 (b)(f)(g)(h)	61,214	46,523
		4,027,693
Passenger Airlines - 0.7%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1344% 4/20/2028 (f)(g)(h)	633,815	634,924
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (f)(g)(h)	383,075	384,753
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.258% 6/4/2029 (f)(g)(h)	372,400	372,634
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7317% 2/22/2031 (f)(g)(h)	977,869	980,930
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (f)(g)(h)	529,650	534,062
		2,907,303
Professional Services - 1.1%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/12/2032 (f)(g)(h)	640,000	640,678
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/29/2031 (f)(g)(h)	1,650,825	1,653,401
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 10/30/2031 (f)(g)(h)	396,000	396,083
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 12/29/2028 (f)(g)(h)	1,385,151	809,621
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 9/29/2028 (f)(g)(h)	666,698	669,498
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8404% 3/1/2031 (f)(g)(h)	315,216	314,822
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 7/31/2031 (f)(g)(h)	366,070	367,139
		4,851,242
Transportation Infrastructure - 0.6%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8866% 4/8/2030 (f)(g)(h)	770,947	774,501
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/6/2030 (f)(g)(h)	321,024	322,430
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 5.4899% 8/6/2030 (f)(g)(h)(k)	43,976	44,169
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9219% 1/2/2029 (f)(g)(h)	232,784	234,530
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4336% 8/10/2029 (f)(g)(h)	563,530	418,704
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 7.6719% 1/2/2029 (f)(g)(h)	78,475	58,595
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.4336% 8/10/2029 (f)(g)(h)	155,387	45,062
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/26/2028 (f)(g)(h)	631,864	634,233
		2,532,224
TOTAL INDUSTRIALS		53,453,688
Information Technology - 17.1%
Communications Equipment - 0.6%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4839% 10/24/2030 (f)(g)(h)	131,652	131,900
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.857% 12/17/2029 (f)(g)(h)	2,544,083	2,545,278
		2,677,178
Electronic Equipment, Instruments & Components - 1.3%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/12/2032 (f)(g)(h)	1,086,205	1,086,205
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 7/31/2033 (f)(g)(h)	175,000	175,000
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/30/2031 (f)(g)(h)	581,458	582,295
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 11/9/2029 (f)(g)(h)	607,647	608,364
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 8/18/2031 (f)(g)(h)	962,961	966,986
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7214% 3/17/2032 (f)(g)(h)	447,753	448,500
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4853% 10/1/2032 (f)(g)(h)	527,066	528,716
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 10/1/2032 (f)(g)(h)(k)	101,613	101,931
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/16/2032 (f)(g)(h)(k)	63,050	63,417
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2063% 12/16/2032 (f)(g)(h)	421,950	424,410
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (f)(g)(h)	524,700	528,966
		5,514,790
IT Services - 3.6%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1719% 2/3/2031 (f)(g)(h)	648,736	647,406
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (f)(g)(h)	1,009,280	959,714
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (f)(h)	104,965	86,334
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9661% 10/31/2030 (f)(g)(h)	456,556	456,652
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 3/20/2033 (f)(g)(h)	785,000	766,521
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/20/2032 (f)(g)(h)	2,158,949	2,159,251
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/17/2031 (f)(g)(h)	1,397,622	1,401,312
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 0% 2/1/2029 (f)(g)(h)(j)	335,000	262,348
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (f)(g)(h)	3,418,516	3,167,631
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 6/20/2031 (f)(g)(h)	765,000	766,591
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	2,785,000	2,773,052
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	1,619,025	1,588,960
		15,035,772
Semiconductors & Semiconductor Equipment - 0.4%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/17/2029 (f)(g)(h)	661,134	663,474
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (f)(g)(h)	985,000	988,694
		1,652,168
Software - 11.1%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (f)(g)(h)	1,271,383	1,278,007
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/11/2028 (f)(g)(h)	1,953,263	1,957,795
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (f)(g)(h)	572,103	483,187
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (f)(g)(h)	1,600,988	1,601,996
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (f)(g)(h)	1,469,615	1,470,761
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (f)(g)(h)	1,704,457	1,709,638
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1853% 10/9/2032 (f)(g)(h)	305,000	301,520
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (f)(g)(h)(j)	2,025,000	2,017,771
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.7161% 2/19/2029 (f)(g)(h)	845,000	756,807
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0724% 8/6/2032 (f)(g)(h)	240,000	241,200
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 4/2/2029 (b)(f)(g)(h)	1,153,350	1,124,594
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 10/9/2029 (f)(g)(h)	1,001,334	1,006,341
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4369% 11/6/2028 (f)(g)(h)	94,099	66,574
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/30/2031 (f)(g)(h)	1,134,758	1,137,811
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 4/16/2032 (f)(g)(h)	139,300	139,370
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/12/2029 (f)(g)(h)	1,289,205	1,290,636
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2032 (f)(g)(h)	1,017,936	1,014,760
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (f)(g)(h)	500,000	499,690
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 12/31/2031 (f)(g)(h)	1,697,003	1,447,492
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 5/3/2028 (f)(g)(h)	3,240,277	3,005,357
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (f)(g)(h)	225,000	187,274
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (f)(g)(h)	2,150,666	2,137,225
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1094% 7/31/2026 (f)(g)(h)	763,776	538,699
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (f)(g)(h)	505,000	505,631
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.852% 6/2/2028 (f)(g)(h)	4,407,227	4,243,630
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (f)(g)(h)	580,000	554,990
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (f)(g)(h)	1,148,987	1,146,448
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/16/2031 (f)(g)(h)	641,425	642,759
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (f)(g)(h)	1,547,438	1,553,983
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6146% 5/15/2028 (f)(g)(h)	622,803	226,283
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1146% 5/15/2028 (f)(g)(h)	145,119	147,296
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 4/24/2028 (f)(g)(h)	307,675	308,349
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (f)(g)(h)	557,922	557,186
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 9/8/2032 (f)(g)(h)	1,555,000	1,556,462
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7161% 4/5/2030 (f)(g)(h)	1,673,379	1,457,547
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/22/2029 (f)(g)(h)	507,415	510,124
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.231% 12/19/2030 (f)(g)(h)	480,000	474,000
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 8/13/2029 (f)(g)(h)	619,649	621,056
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 5/9/2031 (f)(g)(h)	1,286,206	1,293,216
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (f)(g)(h)	3,655,054	3,656,516
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (f)(g)(h)	1,072,453	1,075,134
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	169,374	177,596
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.8454% 6/28/2030 (f)(g)(h)	502,687	495,418
		46,618,129
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (f)(g)(h)	489,125	491,571
TOTAL INFORMATION TECHNOLOGY		71,989,608
Materials - 7.2%
Chemicals - 3.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9219% 12/14/2029 (f)(g)(h)	787,860	713,013
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5661% 11/24/2028 (f)(g)(h)	410,000	366,130
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 11/24/2027 (f)(g)(h)	431,817	393,494
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3161% 9/30/2028 (f)(g)(h)	1,515,652	1,513,758
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/23/2031 (f)(g)(h)	796,950	770,053
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 10/15/2032 (f)(g)(h)	1,255,000	1,237,744
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8594% 10/28/2032 (f)(g)(h)	440,000	443,027
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7501% 11/1/2030 (f)(g)(h)	442,153	443,210
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (f)(g)(h)	1,688,428	1,619,694
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(h)	1,226,079	1,070,171
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7339% 3/15/2029 (f)(g)(h)	1,346,217	1,294,778
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2536% 3/15/2030 (f)(g)(h)	102,500	99,233
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 3/14/2030 (f)(g)(h)	165,750	112,158
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0661% 4/2/2029 (f)(g)(h)	1,062,563	743,794
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (f)(g)(h)	1,264,040	1,252,663
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (f)(g)(h)	688,255	689,260
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5928% 10/29/2032 (f)(g)(h)	435,000	436,905
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2161% 9/30/2031 (f)(g)(h)	359,020	360,255
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (f)(g)(h)(k)	37,363	37,491
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6887% 8/9/2032 (f)(g)(h)	528,675	528,178
		14,125,009
Construction Materials - 0.7%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/10/2032 (f)(g)(h)	2,109,045	2,115,077
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 4/2/2029 (f)(g)(h)	209,315	210,362
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/15/2032 (f)(g)(h)	437,101	439,942
		2,765,381
Containers & Packaging - 2.9%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 3/3/2031 (f)(g)(h)	1,266,601	1,223,068
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1498% 6/9/2031 (f)(g)(h)	1,284,568	1,287,060
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/13/2032 (f)(g)(h)(j)	2,550,000	2,520,242
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5001% 11/29/2030 (f)(g)(h)	777,451	778,555
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8911% 4/13/2029 (f)(g)(h)	3,125,129	3,125,661
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 4/1/2032 (f)(g)(h)	1,919,731	1,917,158
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/4/2027 (f)(g)(h)	367,658	368,853
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 5/1/2031 (f)(g)(h)	564,286	565,347
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 4/21/2031 (f)(g)(h)	337,985	338,454
		12,124,398
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2302% 8/23/2032 (f)(g)(h)	553,613	554,996
Paper & Forest Products - 0.2%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/23/2031 (f)(g)(h)	729,586	732,189
TOTAL MATERIALS		30,301,973
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/31/2030 (f)(g)(h)	148,313	149,074
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3224% 8/21/2030 (f)(g)(h)	336,624	337,886
TOTAL REAL ESTATE		486,960
Utilities - 1.9%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5928% 4/16/2031 (f)(g)(h)	1,054,808	1,057,266
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 12/20/2030 (f)(g)(h)	975,965	980,483
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.8727% 1/27/2031 (f)(g)(h)	1,553,004	1,555,054
		3,592,803
Independent Power and Renewable Electricity Producers - 1.0%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/30/2031 (f)(g)(h)	825,530	827,677
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 7/31/2030 (f)(g)(h)	643,375	643,677
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/26/2032 (f)(g)(h)	489,525	492,105
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (f)(g)(h)	336,254	333,208
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (f)(g)(h)(k)	42,839	42,450
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 3/29/2030 (f)(g)(h)	613,281	616,348
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/25/2032 (f)(g)(h)	770,000	769,523
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3531% 12/13/2031 (f)(g)(h)	282,150	283,148
		4,008,136
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 6/23/2028 (f)(g)(h)	639,546	627,158
TOTAL UTILITIES		8,228,097
TOTAL UNITED STATES		353,522,297
TOTAL BANK LOAN OBLIGATIONS (Cost $394,140,908)		383,519,375

Common Stocks - 1.1%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (b)	28,151	424,456
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(e)	12,397	254,882
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (b)(e)	85	110,270
UNITED STATES - 0.9%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)	528	879
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(e)	15,069	184,595
Specialty Retail - 0.0%
White Iris LLC (b)	4,535	111,924
TOTAL CONSUMER DISCRETIONARY		296,519
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (b)(d)	1,326	7,957
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
California Resources Corp	14,980	669,756
Expand Energy Corp	11,625	1,282,935
Expand Energy Corp (c)	103	11,367
Exxon Mobil Corp	4,943	594,841
New Fortress Energy Inc	7,598	8,661
TOTAL ENERGY		2,567,560
Financials - 0.1%
Capital Markets - 0.0%
Fg Parent, LLC Class A (b)	7,460	24,618
Financial Services - 0.1%
ACNR Holdings Inc (b)	4,662	580,699
Carnelian Point Holdings LP warrants 6/30/2027 (b)(e)	329	960
Limetree Bay Cayman Ltd (b)(e)	38	0
		581,659
TOTAL FINANCIALS		606,277
Industrials - 0.0%
Professional Services - 0.0%
Fusion Parent, LLC Class A (b)	7,460	208,582
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(e)	2,417	82,154
TOTAL UNITED STATES		3,769,928
TOTAL COMMON STOCKS (Cost $2,600,111)		4,559,536

Non-Convertible Corporate Bonds - 3.1%
	Principal Amount (a)	Value ($)
FRANCE - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 6.5% 10/15/2031 (n)	130,917	124,314
Altice France SA 6.5% 4/15/2032 (n)	319,591	306,386
Altice France SA 6.875% 10/15/2030 (n)	73,159	70,948
Altice France SA 6.875% 7/15/2032 (n)	492,864	472,627

TOTAL FRANCE		974,275
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (n)	335,000	364,069
UNITED STATES - 2.8%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC 5% 5/1/2028 (n)	100,000	100,172
Level 3 Financing Inc 4.875% 6/15/2029 (n)	5,000	4,863
WULF Compute LLC 7.75% 10/15/2030 (n)	85,000	87,571
		192,606
Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (n)	170,000	168,654
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (n)	330,000	326,278
DISH Network Corp 11.75% 11/15/2027 (n)	655,000	681,711
Dotdash Meredith Inc 7.625% 6/15/2032 (n)	335,000	301,789
EchoStar Corp 10.75% 11/30/2029	827,687	915,257
Univision Communications Inc 7.375% 6/30/2030 (n)	575,000	584,457
Univision Communications Inc 8% 8/15/2028 (n)	150,000	155,351
Univision Communications Inc 8.5% 7/31/2031 (n)	240,000	250,711
		3,384,208
TOTAL COMMUNICATION SERVICES		3,576,814
Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (n)	175,000	179,440
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (n)	275,000	282,588
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Inc 7% 2/15/2030 (n)	160,000	165,705
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)	795,000	772,130
		937,835
Specialty Retail - 0.1%
Staples Inc 10.75% 9/1/2029 (n)	225,000	223,691
TOTAL CONSUMER DISCRETIONARY		1,623,554
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)	45,000	45,826
Financials - 0.5%
Financial Services - 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	520,000	448,651
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	435,000	415,807
NFE Financing LLC 12% (i)(n)	975,432	282,143
		1,146,601
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (n)	600,000	624,990
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (n)	355,000	361,452
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (n)	165,000	171,206
		1,157,648
TOTAL FINANCIALS		2,304,249
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (n)	125,000	129,220
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (n)	300,000	301,589
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)	70,000	57,974
TOTAL HEALTH CARE		488,783
Industrials - 0.4%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (n)	505,000	520,150
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (n)	80,000	61,992
Commercial Services & Supplies - 0.3%
Artera Services LLC 8.5% 2/15/2031 (n)	240,000	199,282
Brand Industrial Services Inc 10.375% 8/1/2030 (n)	210,000	205,935
Neptune Bidco US Inc 9.29% 4/15/2029 (n)	690,000	690,000
OT Midco Inc 10% 2/15/2030 (n)	170,000	67,640
		1,162,857
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (n)	35,000	36,479
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (n)	17,500	17,524
TOTAL INDUSTRIALS		1,799,002
Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (n)	444,000	463,998
Cloud Software Group Inc 9% 9/30/2029 (n)	190,000	197,887
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	165,000	175,635
TOTAL INFORMATION TECHNOLOGY		837,520
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)	300,000	320,890
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (n)	45,000	44,993
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (n)	25,000	24,951
		69,944
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	780,000	752,997
TOTAL REAL ESTATE		822,941
TOTAL UNITED STATES		11,819,579
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,415,018)		13,157,923

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11% (m) (Cost $227,533)	2,600	256,868

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (g)(h)(l)	815,000	826,062
Financials - 0.2%
Banks - 0.2%
Wells Fargo & Co 3.9% (h)(l)	680,000	679,137
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (h)(l)(n)	240,000	242,566
TOTAL UNITED STATES		1,747,765
TOTAL PREFERRED SECURITIES (Cost $1,725,615)		1,747,765

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $20,245,139)	3.79	20,240,843	20,244,891

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $437,075,702)	428,070,081
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,499,448)
NET ASSETS - 100.0%	423,570,633

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,764,861 or 0.7% of net assets.

(d)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,957 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(e)	Non-income producing.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	Non-income producing - Security is in default.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $876,467 and $877,482, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,522,371 or 3.0% of net assets.

(o)	Affiliated fund.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	975

Fidelity Private Credit Company LLC	4/28/2022 - 12/31/2025	2,932,562

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	40,902,128	153,365,152	174,023,037	1,112,086	895	(247)	20,244,891	20,240,843	0.0%
Fidelity Securities Lending Cash Central Fund	-	4,272,415	4,272,415	8	-	-	-	-	0.0%
Total	40,902,128	157,637,567	178,295,452	1,112,094	895	(247)	20,244,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	2,459,376	403,708	-	322,523	-	(73,406)	2,753,494	296,540
	2,459,376	403,708	-	322,523	-	(73,406)	2,753,494

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	2,753,494	-	2,753,494	-

Asset-Backed Securities	1,830,229	-	1,830,229	-

Bank Loan Obligations
Communication Services	31,201,401	-	31,149,153	52,248
Consumer Discretionary	73,954,588	-	73,936,999	17,589
Consumer Staples	11,272,616	-	10,470,668	801,948
Energy	10,749,197	-	10,749,197	-
Financials	50,775,772	-	50,690,874	84,898
Health Care	33,328,212	-	33,328,212	-
Industrials	57,755,943	-	57,014,606	741,337
Information Technology	72,228,936	-	71,073,636	1,155,300
Materials	33,257,728	-	33,257,728	-
Real Estate	486,960	-	486,960	-
Utilities	8,508,022	-	8,508,022	-

Common Stocks
Communication Services	680,217	-	-	680,217
Consumer Discretionary	406,789	-	-	406,789
Consumer Staples	7,957	-	-	7,957
Energy	2,567,560	2,567,560	-	-
Financials	606,277	-	-	606,277
Industrials	208,582	-	-	208,582
Information Technology	82,154	-	-	82,154

Non-Convertible Corporate Bonds
Communication Services	4,551,089	-	4,551,089	-
Consumer Discretionary	1,623,554	-	1,623,554	-
Energy	409,895	-	409,895	-
Financials	2,304,249	-	2,304,249	-
Health Care	488,783	-	488,783	-
Industrials	1,799,002	-	1,799,002	-
Information Technology	837,520	-	837,520	-
Materials	320,890	-	320,890	-
Real Estate	822,941	-	822,941	-

Non-Convertible Preferred Stocks
Information Technology	256,868	256,868	-	-

Preferred Securities
Energy	826,062	-	826,062	-
Financials	679,137	-	679,137	-
Industrials	242,566	-	242,566	-

Money Market Funds	20,244,891	20,244,891	-	-
Total Investments in Securities:	428,070,081	23,069,319	400,155,466	4,845,296
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2025 ($)
Bank Loan Obligations	1,916,306	(248)	(396,404)	1,849,060	(240,067)	209,137	251,746	(736,210)	2,853,320	(416,265)
Common Stocks	1,447,367	(609,575)	111,562	1,083,015	(40,393)	-	-	-	1,991,976	(297,809)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $413,934,185)	$405,071,696
Fidelity Central Funds (cost $20,245,139)	20,244,891
Other affiliated issuers (cost $2,896,378)	2,753,494

Total Investment in Securities (cost $437,075,702)		$428,070,081
Cash		512,528
Receivable for investments sold		2,406,185
Receivable for fund shares sold		115,488
Dividends receivable		151
Interest receivable		3,040,289
Distributions receivable from Fidelity Central Funds		66,828
Prepaid expenses		346
Other receivables		916
Total assets		434,212,812
Liabilities
Payable for investments purchased	$10,322,383
Payable for fund shares redeemed	2,157
Accrued management fee	231,281
Distribution and service plan fees payable	21
Other payables and accrued expenses	86,337
Total liabilities		10,642,179
Commitments and contingent liabilities (see Significant Accounting Policies and Litigation notes)
Net Assets		$423,570,633
Net Assets consist of:
Paid in capital		$451,962,103
Total accumulated earnings (loss)		(28,391,470)
Net Assets		$423,570,633

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($111,740,194 ÷ 11,579,415 shares)		$9.65
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($98,528 ÷ 10,235 shares)		$9.63
Investor Class :
Net Asset Value, offering price and redemption price per share ($311,731,911 ÷ 32,266,209 shares)		$9.66
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends:
Unaffiliated issuers		$272,051
Affiliated issuers		312,326
Interest		33,812,001
Income from Fidelity Central Funds (including $8 from security lending)		1,112,094
Total income		35,508,472
Expenses
Management fee	$2,872,627
Distribution and service plan fees	172
Custodian fees and expenses	56,286
Independent trustees' fees and expenses	1,730
Audit fees	76,008
Legal	8,571
Interest	4,882
Miscellaneous	2,433
Total expenses before reductions	3,022,709
Expense reductions	(32,018)
Total expenses after reductions		2,990,691
Net Investment income (loss)		32,517,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,185,861)
Fidelity Central Funds	895
Foreign currency transactions	(750)
Capital gain distributions from underlying funds:
Affiliated issuers	10,197
Total net realized gain (loss)		(4,175,519)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,879,344)
Fidelity Central Funds	(247)
Other affiliated issuers	(73,406)
Total change in net unrealized appreciation (depreciation)		(6,952,997)
Net gain (loss)		(11,128,516)
Net increase (decrease) in net assets resulting from operations		$21,389,265
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,517,781	$32,942,132
Net realized gain (loss)	(4,175,519)	(2,366,904)
Change in net unrealized appreciation (depreciation)	(6,952,997)	1,222,302
Net increase (decrease) in net assets resulting from operations	21,389,265	31,797,530
Distributions to shareholders	(33,406,572)	(30,710,765)

Share transactions - net increase (decrease)	(13,275,204)	106,814,823
Total increase (decrease) in net assets	(25,292,511)	107,901,588

Net Assets
Beginning of period	448,863,144	340,961,556
End of period	$423,570,633	$448,863,144

Financial Highlights
VIP Floating Rate High Income Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.86	$9.43	$9.90	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.750	.840	.832	.477	.323
Net realized and unrealized gain (loss)	(.230)	(.022)	.307	(.529)	.177
Total from investment operations	.520	.818	1.139	(.052)	.500
Distributions from net investment income	(.790)	(.758)	(.709)	(.418)	(.260)
Total distributions	(.790)	(.758)	(.709)	(.418)	(.260)
Net asset value, end of period	$9.65	$9.92	$9.86	$9.43	$9.90
Total Return C,D	5.33%	8.39%	12.29%	(.52)%	5.21%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.69%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.66%	.68%	.71%	.72%	.72%
Expenses net of all reductions, if any	.66%	.68%	.71%	.72%	.72%
Net investment income (loss)	7.52%	8.30%	8.42%	4.93%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$111,740	$110,132	$53,564	$12,480	$9,840
Portfolio turnover rate G	55%	45%	31%	26%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Floating Rate High Income Portfolio Service Class 2

Years ended December 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.77
Income from Investment Operations
Net investment income (loss) B,C	.493
Net realized and unrealized gain (loss)	.043 D
Total from investment operations	.536
Distributions from net investment income	(.676)
Total distributions	(.676)
Net asset value, end of period	$9.63
Total Return E,F,G	5.52%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.90% J,K
Expenses net of fee waivers, if any	.90 % J,K
Expenses net of all reductions, if any	.90% J,K
Net investment income (loss)	7.30% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$99
Portfolio turnover rate L	55%

AFor the period April 30, 2025 (commencement of sale of shares) through December 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Floating Rate High Income Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.93	$9.86	$9.43	$9.89	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.746	.838	.826	.474	.319
Net realized and unrealized gain (loss)	(.234)	(.024)	.307	(.520)	.169
Total from investment operations	.512	.814	1.133	(.046)	.488
Distributions from net investment income	(.782)	(.744)	(.703)	(.414)	(.258)
Total distributions	(.782)	(.744)	(.703)	(.414)	(.258)
Net asset value, end of period	$9.66	$9.93	$9.86	$9.43	$9.89
Total Return C,D	5.23%	8.36%	12.22%	(.46)%	5.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.70%	.71%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.70%	.70%	.75%	.75%	.76%
Expenses net of all reductions, if any	.70%	.70%	.74%	.75%	.76%
Net investment income (loss)	7.47%	8.29%	8.39%	4.90%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$311,732	$338,731	$287,398	$234,086	$233,965
Portfolio turnover rate G	55%	45%	31%	26%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Floating Rate High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund commenced sale of Service Class 2 shares on April 30, 2025. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is an affiliated limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2025 was 9.68%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$2,853,320	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	5.9	Increase
		Recovery value	Recovery value	$0.00 - $77.77 / $77.77	Increase
		Discounted cash flow	Yield	8.8% - 15.5% / 10.1%	Decrease
		Indicative market price	Evaluated bid	$2.50 - $104.58 / $82.12	Increase
Common Stocks	$1,991,976	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	2.2 - 10.5 / 5.5	Increase
		Market approach	Transaction price	$1.67 - $2.92 / $2.32	Increase
			Parity price	$24.68	Increase
		Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,824,722
Gross unrealized depreciation	(14,061,717)
Net unrealized appreciation (depreciation)	$(7,236,995)
Tax Cost	$435,307,076

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,005,017
Capital loss carryforward	$(25,159,492)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,236,995)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,719,556)
Long-term	(20,439,936)
Total capital loss carryforward	$(25,159,492)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$33,406,572	$30,710,765

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)
VIP Floating Rate High Income Portfolio	Fidelity Private Credit Company LLC	209,985
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Floating Rate High Income Portfolio	226,975,705	237,951,109
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.63
Service Class 2.63
Investor Class	.67

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.63
Service Class 2.63
Investor Class	.67

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$172

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Floating Rate High Income Portfolio	1

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Floating Rate High Income Portfolio	Borrower	3,830,000	4.59%	4,882

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Floating Rate High Income Portfolio	605
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Floating Rate High Income Portfolio	1	-	-
9. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2027. During the period, this waiver reduced the Fund's management fee by $18,540.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $13,478.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Floating Rate High Income Portfolio
Distributions to shareholders
Initial Class	$9,027,247	$7,365,981
Service Class 2 A	6,919	-
Investor Class	24,372,406	23,344,784
Total	$33,406,572	$30,710,765

A Distributions for Service Class 2 are for the period April 30, 2025 (commencement of sale of shares) through December 31, 2025.
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Floating Rate High Income Portfolio
Initial Class
Shares sold	6,643,101	9,537,587	$66,359,393	$96,693,065
Reinvestment of distributions	935,335	744,385	9,027,247	7,365,981
Shares redeemed	(7,103,093)	(4,611,520)	(70,458,302)	(46,972,824)
Net increase (decrease)	475,343	5,670,452	$4,928,338	$57,086,222
Service Class 2 A
Shares sold	10,235	-	$100,000	$ -
Net increase (decrease)	10,235	-	$100,000	$ -
Investor Class
Shares sold	5,598,915	7,543,171	$55,887,793	$76,398,861
Reinvestment of distributions	2,519,202	2,359,494	24,366,260	23,338,937
Shares redeemed	(9,980,583)	(4,933,467)	(98,557,595)	(50,009,197)
Net increase (decrease)	(1,862,466)	4,969,198	$(18,303,542)	$49,728,601

A Share transactions for Service Class 2 are for the period April 30, 2025 (commencement of sale of shares) through December 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Floating Rate High Income Portfolio	77	1	17
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Floating Rate High Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Floating Rate High Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $33,222,912 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9859331.111
VIPFHI-ANN-0226
Fidelity® Variable Insurance Products:

VIP Equity-Income Portfolio℠

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Equity-Income Portfolio℠
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
CANADA - 2.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc	596,467	40,701,686
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	504,840	27,571,168
Metro Inc/CN	392,060	28,218,722
TOTAL CONSUMER STAPLES		55,789,890
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	1,075,500	36,428,542
Imperial Oil Ltd	555,387	47,982,071
TOTAL ENERGY		84,410,613
TOTAL CANADA		180,902,189
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	1,087,415	20,050,723
GERMANY - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	100,555	28,163,102
ITALY - 0.4%
Industrials - 0.4%
Electrical Equipment - 0.4%
Prysmian SpA	294,492	29,894,995
JAPAN - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	1,129,904	35,359,994
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	1,247,052	104,472,221
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	289,986	62,944,361
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	375,678	114,164,787
UNITED KINGDOM - 2.6%
Consumer Staples - 0.5%
Personal Care Products - 0.3%
Unilever PLC	336,076	21,958,260
Tobacco - 0.2%
Imperial Brands PLC	322,898	13,558,545
TOTAL CONSUMER STAPLES		35,516,805
Health Care - 1.2%
Pharmaceuticals - 1.2%
Astrazeneca PLC	435,436	80,581,502
Industrials - 0.9%
Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC	3,742,250	57,876,564
TOTAL UNITED KINGDOM		173,974,871
UNITED STATES - 86.3%
Communication Services - 8.1%
Diversified Telecommunication Services - 1.4%
AT&T Inc	1,844,570	45,819,119
Verizon Communications Inc	1,149,260	46,809,360
		92,628,479
Entertainment - 1.2%
Walt Disney Co/The	691,684	78,692,889
Interactive Media & Services - 4.0%
Alphabet Inc Class A	766,268	239,841,884
Meta Platforms Inc Class A	44,497	29,372,025
		269,213,909
Media - 0.5%
Comcast Corp Class A	1,430,240	42,749,873
Wireless Telecommunication Services - 1.0%
T-Mobile US Inc	332,093	67,428,162
TOTAL COMMUNICATION SERVICES		550,713,312
Consumer Discretionary - 7.2%
Broadline Retail - 0.8%
Amazon.com Inc (a)	227,785	52,577,334
Diversified Consumer Services - 0.3%
H&R Block Inc	479,300	20,887,894
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	257,508	78,702,170
Starbucks Corp	327,147	27,549,049
		106,251,219
Specialty Retail - 3.3%
Burlington Stores Inc (a)	124,778	36,042,125
Dick's Sporting Goods Inc	165,134	32,691,578
Lowe's Cos Inc	327,300	78,931,668
TJX Cos Inc/The	512,762	78,765,371
		226,430,742
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co	47,100	2,594,739
NIKE Inc Class B	358,800	22,859,148
Tapestry Inc	451,731	57,717,670
		83,171,557
TOTAL CONSUMER DISCRETIONARY		489,318,746
Consumer Staples - 7.5%
Beverages - 1.8%
Coca-Cola Co/The	1,065,785	74,509,030
Keurig Dr Pepper Inc	1,711,741	47,945,865
		122,454,895
Consumer Staples Distribution & Retail - 3.3%
Albertsons Cos Inc Class A	554,268	9,516,782
BJ's Wholesale Club Holdings Inc (a)	401,558	36,152,267
Costco Wholesale Corp	7,700	6,640,017
Target Corp	450,333	44,020,051
Walmart Inc	1,134,060	126,345,625
		222,674,742
Food Products - 0.6%
JM Smucker Co	177,100	17,322,151
Mondelez International Inc	404,771	21,788,823
		39,110,974
Household Products - 1.6%
Procter & Gamble Co/The	748,644	107,288,172
Personal Care Products - 0.2%
Kenvue Inc	1,092,091	18,838,569
TOTAL CONSUMER STAPLES		510,367,352
Energy - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp	129,031	19,665,615
Enterprise Products Partners LP	952,568	30,539,330
Exxon Mobil Corp	1,604,011	193,026,684
Phillips 66	141,604	18,272,580
Shell PLC	1,073,132	39,547,329
Valero Energy Corp	104,734	17,049,648
TOTAL ENERGY		318,101,186
Financials - 20.9%
Banks - 11.9%
Bank of America Corp	2,565,109	141,080,995
Huntington Bancshares Inc/OH	2,898,370	50,286,720
JPMorgan Chase & Co	778,634	250,891,448
M&T Bank Corp	323,567	65,192,279
PNC Financial Services Group Inc/The	448,410	93,596,619
US Bancorp	985,900	52,607,624
Wells Fargo & Co	1,654,155	154,167,246
		807,822,931
Capital Markets - 1.8%
Blackrock Inc	51,421	55,037,953
Charles Schwab Corp/The	674,600	67,399,286
		122,437,239
Consumer Finance - 0.9%
Capital One Financial Corp	254,854	61,766,415
Financial Services - 1.0%
Apollo Global Management Inc	238,000	34,452,880
Visa Inc Class A	91,570	32,114,515
		66,567,395
Insurance - 5.3%
American Financial Group Inc/OH	327,555	44,770,217
Chubb Ltd	350,682	109,454,867
Hartford Insurance Group Inc/The	549,544	75,727,163
Marsh & McLennan Cos Inc	265,600	49,274,112
Travelers Companies Inc/The	267,740	77,660,664
		356,887,023
TOTAL FINANCIALS		1,415,481,003
Health Care - 11.2%
Biotechnology - 3.3%
AbbVie Inc	463,621	105,932,762
Gilead Sciences Inc	951,685	116,809,817
		222,742,579
Health Care Providers & Services - 1.6%
Cigna Group/The	93,176	25,644,830
UnitedHealth Group Inc	243,255	80,300,909
		105,945,739
Life Sciences Tools & Services - 0.9%
Danaher Corp	291,829	66,805,495
Pharmaceuticals - 5.4%
Eli Lilly & Co	51,858	55,730,755
GSK PLC	2,007,722	49,223,755
Johnson & Johnson	610,558	126,354,978
Merck & Co Inc	1,006,650	105,959,979
Royalty Pharma PLC Class A	700,898	27,082,699
		364,352,166
TOTAL HEALTH CARE		759,845,979
Industrials - 9.7%
Aerospace & Defense - 3.3%
GE Aerospace	241,182	74,291,292
General Dynamics Corp	150,000	50,499,000
Huntington Ingalls Industries Inc	137,900	46,895,653
Northrop Grumman Corp	86,601	49,380,756
		221,066,701
Building Products - 0.9%
Johnson Controls International plc	512,200	61,335,950
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	312,900	13,441,102
Veralto Corp	146,222	14,590,031
		28,031,133
Electrical Equipment - 1.4%
AMETEK Inc	211,222	43,365,988
GE Vernova Inc	77,029	50,343,844
		93,709,832
Ground Transportation - 0.9%
Norfolk Southern Corp	222,500	64,240,200
Machinery - 2.1%
Crane Co	253,592	46,769,973
ITT Inc	553,542	96,045,072
		142,815,045
Professional Services - 0.2%
KBR Inc	285,927	11,494,265
Trading Companies & Distributors - 0.5%
Watsco Inc (b)	105,658	35,601,463
TOTAL INDUSTRIALS		658,294,589
Information Technology - 6.6%
Communications Equipment - 1.4%
Cisco Systems Inc	1,190,850	91,731,176
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	346,500	16,309,754
IT Services - 1.8%
Accenture PLC Class A	166,900	44,779,270
Amdocs Ltd	409,833	32,995,655
IBM Corporation	138,700	41,084,327
		118,859,252
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc	163,500	44,341,200
Broadcom Inc	81,636	28,254,220
		72,595,420
Software - 1.7%
Gen Digital Inc	743,381	20,212,529
Microsoft Corp	198,750	96,119,475
		116,332,004
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	127,929	34,778,778
TOTAL INFORMATION TECHNOLOGY		450,606,384
Materials - 2.8%
Chemicals - 1.9%
Linde PLC	304,789	129,958,982
Containers & Packaging - 0.9%
Ball Corp	562,700	29,806,218
Crown Holdings Inc	297,049	30,587,136
		60,393,354
TOTAL MATERIALS		190,352,336
Real Estate - 2.0%
Specialized REITs - 2.0%
American Tower Corp	149,973	26,330,759
Lamar Advertising Co Class A	466,608	59,063,241
Public Storage	182,309	47,309,186
TOTAL REAL ESTATE		132,703,186
Utilities - 5.6%
Electric Utilities - 3.8%
Constellation Energy Corp	181,549	64,135,815
Exelon Corp	487,449	21,247,902
FirstEnergy Corp	395,300	17,697,581
NextEra Energy Inc	1,075,968	86,378,711
PG&E Corp	1,154,300	18,549,601
Southern Co/The	574,700	50,113,840
		258,123,450
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	164,700	13,179,294
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	240,601	38,816,159
Multi-Utilities - 1.0%
Ameren Corp	228,158	22,783,858
CenterPoint Energy Inc	623,368	23,899,929
WEC Energy Group Inc	229,025	24,152,977
		70,836,764
TOTAL UTILITIES		380,955,667
TOTAL UNITED STATES		5,856,739,740
TOTAL COMMON STOCKS (Cost $3,655,424,658)		6,606,666,983

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.79	153,995,135	154,025,934
Fidelity Securities Lending Cash Central Fund (c)(d)	3.77	2,385,011	2,385,250
TOTAL MONEY MARKET FUNDS (Cost $156,412,634)			156,411,184

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $3,811,837,292)	6,763,078,167
NET OTHER ASSETS (LIABILITIES) - 0.4%	28,595,991
NET ASSETS - 100.0%	6,791,674,158

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	258,249,053	603,150,408	707,372,175	4,522,175	98	(1,450)	154,025,934	153,995,135	0.3%
Fidelity Securities Lending Cash Central Fund	14,020,779	537,508,266	549,149,045	86,608	5,250	-	2,385,250	2,385,011	0.0%
Total	272,269,832	1,140,658,674	1,256,521,220	4,608,783	5,348	(1,450)	156,411,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	550,713,312	550,713,312	-	-
Consumer Discretionary	530,020,432	530,020,432	-	-
Consumer Staples	601,674,047	566,157,242	35,516,805	-
Energy	422,562,522	383,015,193	39,547,329	-
Financials	1,415,481,003	1,415,481,003	-	-
Health Care	840,427,481	710,622,224	129,805,257	-
Industrials	809,589,244	723,549,578	86,039,666	-
Information Technology	732,187,753	627,715,532	104,472,221	-
Materials	190,352,336	190,352,336	-	-
Real Estate	132,703,186	132,703,186	-	-
Utilities	380,955,667	380,955,667	-	-

Money Market Funds	156,411,184	156,411,184	-	-
Total Investments in Securities:	6,763,078,167	6,367,696,889	395,381,278	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $2,291,260) - See accompanying schedule:
Unaffiliated issuers (cost $3,655,424,658)	$6,606,666,983
Fidelity Central Funds (cost $156,412,634)	156,411,184

Total Investment in Securities (cost $3,811,837,292)		$6,763,078,167
Foreign currency held at value (cost $177,798)		177,793
Receivable for investments sold		41,985,652
Receivable for fund shares sold		3,185,754
Dividends receivable		9,534,477
Distributions receivable from Fidelity Central Funds		612,973
Prepaid expenses		5,269
Other receivables		13,344
Total assets		6,818,593,429
Liabilities
Payable for investments purchased	$18,282,416
Payable for fund shares redeemed	3,177,631
Accrued management fee	2,593,862
Distribution and service plan fees payable	391,938
Other payables and accrued expenses	93,424
Collateral on securities loaned	2,380,000
Total liabilities		26,919,271
Net Assets		$6,791,674,158
Net Assets consist of:
Paid in capital		$3,790,970,430
Total accumulated earnings (loss)		3,000,703,728
Net Assets		$6,791,674,158

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($3,857,879,634 ÷ 131,093,396 shares)		$29.43
Service Class :
Net Asset Value, offering price and redemption price per share ($323,949,745 ÷ 11,110,517 shares)		$29.16
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($1,757,279,281 ÷ 62,468,407 shares)		$28.13
Investor Class :
Net Asset Value, offering price and redemption price per share ($852,565,498 ÷ 29,261,464 shares)		$29.14
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$138,933,822
Income from Fidelity Central Funds (including $86,608 from security lending)		4,608,783
Total income		143,542,605
Expenses
Management fee	$29,859,429
Distribution and service plan fees	4,493,621
Custodian fees and expenses	57,112
Independent trustees' fees and expenses	25,087
Audit fees	108,215
Legal	7,676
Miscellaneous	23,023
Total expenses before reductions	34,574,163
Expense reductions	(585)
Total expenses after reductions		34,573,578
Net Investment income (loss)		108,969,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	368,722,156
Fidelity Central Funds	5,348
Foreign currency transactions	(125,498)
Total net realized gain (loss)		368,602,006
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	638,180,768
Fidelity Central Funds	(1,450)
Assets and liabilities in foreign currencies	290,986
Total change in net unrealized appreciation (depreciation)		638,470,304
Net gain (loss)		1,007,072,310
Net increase (decrease) in net assets resulting from operations		$1,116,041,337
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,969,027	$105,492,436
Net realized gain (loss)	368,602,006	374,077,751
Change in net unrealized appreciation (depreciation)	638,470,304	379,409,707
Net increase (decrease) in net assets resulting from operations	1,116,041,337	858,979,894
Distributions to shareholders	(475,309,930)	(459,560,916)

Share transactions - net increase (decrease)	37,547,382	(89,569,222)
Total increase (decrease) in net assets	678,278,789	309,849,756

Net Assets
Beginning of period	6,113,395,369	5,803,545,613
End of period	$6,791,674,158	$6,113,395,369

Financial Highlights
VIP Equity-Income Portfolio℠ Initial Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.59	$24.85	$23.56	$26.15	$23.90
Income from Investment Operations
Net investment income (loss) A,B	.51	.49	.48	.48	.43
Net realized and unrealized gain (loss)	4.50	3.37	2.01	(1.76)	5.29
Total from investment operations	5.01	3.86	2.49	(1.28)	5.72
Distributions from net investment income	(.53)	(.50)	(.48)	(.47) C	(.51)
Distributions from net realized gain	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(2.17)	(2.12)	(1.20)	(1.31)	(3.47) D
Net asset value, end of period	$29.43	$26.59	$24.85	$23.56	$26.15
Total Return E,F	19.02%	15.35%	10.65%	(4.96)%	24.89%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46%	.48%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.46%	.47%	.50%	.51%	.51%
Expenses net of all reductions, if any	.46%	.47%	.50%	.51%	.51%
Net investment income (loss)	1.78%	1.80%	1.97%	1.94%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$3,857,880	$3,486,238	$3,351,006	$3,235,040	$3,766,480
Portfolio turnover rate I	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.36	$24.65	$23.38	$25.97	$23.74
Income from Investment Operations
Net investment income (loss) A,B	.47	.46	.45	.45	.40
Net realized and unrealized gain (loss)	4.47	3.34	1.99	(1.75)	5.26
Total from investment operations	4.94	3.80	2.44	(1.30)	5.66
Distributions from net investment income	(.50)	(.47)	(.45)	(.45) C	(.48)
Distributions from net realized gain	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(2.14)	(2.09)	(1.17)	(1.29)	(3.43)
Net asset value, end of period	$29.16	$26.36	$24.65	$23.38	$25.97
Total Return D,E	18.92%	15.24%	10.53%	(5.09)%	24.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.56%	.58%	.61%	.61%	.61%
Expenses net of fee waivers, if any	.56%	.57%	.60%	.61%	.61%
Expenses net of all reductions, if any	.56%	.57%	.60%	.61%	.61%
Net investment income (loss)	1.68%	1.70%	1.87%	1.84%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$323,950	$297,122	$287,149	$286,805	$326,787
Portfolio turnover rate H	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$25.50	$23.91	$22.71	$25.27	$23.18
Income from Investment Operations
Net investment income (loss) A,B	.42	.41	.40	.40	.35
Net realized and unrealized gain (loss)	4.31	3.24	1.94	(1.71)	5.13
Total from investment operations	4.73	3.65	2.34	(1.31)	5.48
Distributions from net investment income	(.47)	(.43)	(.42)	(.41) C	(.44)
Distributions from net realized gain	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(2.10) D	(2.06) D	(1.14)	(1.25)	(3.39)
Net asset value, end of period	$28.13	$25.50	$23.91	$22.71	$25.27
Total Return E,F	18.75%	15.06%	10.38%	(5.25)%	24.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.71%	.73%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.71%	.72%	.75%	.76%	.76%
Expenses net of all reductions, if any	.71%	.72%	.75%	.76%	.76%
Net investment income (loss)	1.53%	1.55%	1.72%	1.69%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$1,757,279	$1,602,462	$1,529,540	$1,509,527	$1,659,719
Portfolio turnover rate I	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Equity-Income Portfolio℠ Investor Class

Years ended December 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.35	$24.65	$23.38	$25.96	$23.74
Income from Investment Operations
Net investment income (loss) A,B	.48	.47	.45	.45	.41
Net realized and unrealized gain (loss)	4.46	3.34	2.00	(1.74)	5.26
Total from investment operations	4.94	3.81	2.45	(1.29)	5.67
Distributions from net investment income	(.52)	(.49)	(.46)	(.45) C	(.49)
Distributions from net realized gain	(1.64)	(1.62)	(.72)	(.84) C	(2.95)
Total distributions	(2.15) D	(2.11)	(1.18)	(1.29)	(3.45) D
Net asset value, end of period	$29.14	$26.35	$24.65	$23.38	$25.96
Total Return E,F	18.94%	15.26%	10.56%	(5.02)%	24.83%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.53%	.56%	.59%	.59%	.59%
Expenses net of fee waivers, if any	.53%	.55%	.58%	.58%	.58%
Expenses net of all reductions, if any	.53%	.55%	.58%	.58%	.58%
Net investment income (loss)	1.71%	1.73%	1.90%	1.86%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$852,565	$727,573	$635,851	$597,206	$627,711
Portfolio turnover rate I	15%	21%	21%	20%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,050,662,597
Gross unrealized depreciation	(98,312,238)
Net unrealized appreciation (depreciation)	$2,952,350,359
Tax Cost	$3,810,727,808

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,699,814
Undistributed long-term capital gain	$55,044,485
Net unrealized appreciation (depreciation) on securities and other investments	$2,939,959,425

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$119,069,216	$116,174,582
Long-term Capital Gains	356,240,714	343,386,334
Total	$475,309,930	$459,560,916
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Equity-Income Portfolio	960,030,620	1,208,339,393
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.47
Service Class	.47
Service Class 2.47
Investor Class	.55

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.46
Service Class	.46
Service Class 2.46
Investor Class	.53

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$307,951
Service Class 2	4,185,670
$4,493,621

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Equity-Income Portfolio	$13,344

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Equity-Income Portfolio	10,834

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Equity-Income Portfolio	106,437,113	106,005,481	29,087,257
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Equity-Income Portfolio	8,632
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Equity-Income Portfolio	9,387	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $585.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Equity-Income Portfolio
Distributions to shareholders
Initial Class	$269,064,057	$261,935,164
Service Class	22,489,536	22,301,600
Service Class 2	124,817,504	121,175,422
Investor Class	58,938,833	54,148,730
Total	$475,309,930	$459,560,916
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Equity-Income Portfolio
Initial Class
Shares sold	7,355,960	5,073,394	$207,741,650	$138,217,269
Reinvestment of distributions	9,281,962	9,588,960	269,064,057	261,935,164
Shares redeemed	(16,672,899)	(18,395,453)	(473,514,234)	(501,230,489)
Net increase (decrease)	(34,977)	(3,733,099)	$3,291,473	$(101,078,056)
Service Class
Shares sold	543,636	428,713	$15,342,207	$11,894,736
Reinvestment of distributions	783,160	823,612	22,489,536	22,301,600
Shares redeemed	(1,488,396)	(1,628,094)	(42,023,346)	(43,946,545)
Net increase (decrease)	(161,600)	(375,769)	$(4,191,603)	$(9,750,209)
Service Class 2
Shares sold	4,918,839	4,180,360	$133,760,334	$108,816,565
Reinvestment of distributions	4,504,769	4,624,079	124,817,504	121,175,422
Shares redeemed	(9,789,060)	(9,932,452)	(267,340,423)	(260,514,955)
Net increase (decrease)	(365,452)	(1,128,013)	$(8,762,585)	$(30,522,968)
Investor Class
Shares sold	2,318,005	2,367,380	$65,139,704	$65,679,455
Reinvestment of distributions	2,053,164	1,999,165	58,938,833	54,148,730
Shares redeemed	(2,726,225)	(2,550,044)	(76,868,440)	(68,046,174)
Net increase (decrease)	1,644,944	1,816,501	$47,210,097	$51,782,011
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Equity-Income Portfolio	19	2	28
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Equity-Income Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Equity-Income Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $364,694,481, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $3,474,957 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 84%; Service Class designates 89%; Service Class 2 designates 96%; and Investor Class designates 87%; of the dividends distributed in December during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.540027.128
VIPEI-ANN-0226
Fidelity® Variable Insurance Products:

VIP Stock Selector Portfolio

Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Stock Selector Portfolio
Schedule of Investments December 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	700	1,152,298
BELGIUM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	42,400	11,889,075
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	17,400	2,044,848
CANADA - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (e)	57,500	3,923,682
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	65,200	3,560,812
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Athabasca Oil Corp (b)	1,206,600	6,180,028
Cameco Corp (United States)	3,400	311,066
Imperial Oil Ltd (e)	146,100	12,622,155
TOTAL ENERGY		19,113,249
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (b)	85,000	3,809,700
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	2,400	709,463
Materials - 0.0%
Metals & Mining - 0.0%
Altius Minerals Corp	46,700	1,389,551
TOTAL CANADA		32,506,457
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	42,500	9,062,700
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	26,500	989,775
FRANCE - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
Amundi SA (g)(h)	16,597	1,377,038
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Sartorius Stedim Biotech	12,500	3,084,901
TOTAL FRANCE		4,461,939
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	28,500	2,713,200
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Bank SA	437,411	3,492,425
ISRAEL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	9,337	328,008
JAPAN - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Eisai Co Ltd	40,000	1,187,634
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	6,800	2,071,704
TOTAL JAPAN		3,259,338
KOREA (SOUTH) - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.9%
SK Hynix Inc	88,890	40,237,348
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	51,370	4,303,540
TOTAL KOREA (SOUTH)		44,540,888
NETHERLANDS - 0.4%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE ADR (b)	15,500	13,034,725
uniQure NV (b)	28,000	670,040
TOTAL HEALTH CARE		13,704,765
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASM International NV	3,700	2,250,649
NXP Semiconductors NV	17,377	3,771,852
TOTAL INFORMATION TECHNOLOGY		6,022,501
TOTAL NETHERLANDS		19,727,266
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	89,100	1,531,912
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	33,800	4,208,776
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	20,700	962,136
TAIWAN - 1.8%
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.5%
Chroma ATE Inc	352,000	8,701,199
Delta Electronics Inc	466,000	14,313,537
		23,014,736
Semiconductors & Semiconductor Equipment - 1.3%
Jentech Precision Industrial Co Ltd	56,000	4,903,036
Taiwan Semiconductor Manufacturing Co Ltd	80,000	3,941,175
Taiwan Semiconductor Manufacturing Co Ltd ADR	158,564	48,186,015
		57,030,226
Technology Hardware, Storage & Peripherals - 0.0%
Asia Vital Components Co Ltd	48,000	2,311,814
TOTAL TAIWAN		82,356,776
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	2,000	910,559
UNITED KINGDOM - 0.4%
Consumer Staples - 0.2%
Beverages - 0.1%
Diageo PLC	180,356	3,886,296
Food Products - 0.0%
Nomad Foods Ltd	91,182	1,140,686
Tobacco - 0.1%
British American Tobacco PLC ADR	91,000	5,152,420
TOTAL CONSUMER STAPLES		10,179,402
Financials - 0.2%
Insurance - 0.2%
Hiscox Ltd	374,892	7,190,927
TOTAL UNITED KINGDOM		17,370,329
UNITED STATES - 93.8%
Communication Services - 11.2%
Diversified Telecommunication Services - 0.4%
AT&T Inc	730,000	18,133,200
Entertainment - 0.9%
Live Nation Entertainment Inc (b)	12,600	1,795,500
Netflix Inc (b)	163,100	15,292,256
Take-Two Interactive Software Inc (b)	28,400	7,271,252
Walt Disney Co/The	99,000	11,263,230
Warner Bros Discovery Inc (b)	231,000	6,657,420
		42,279,658
Interactive Media & Services - 9.8%
Alphabet Inc Class A	1,063,012	332,722,756
Meta Platforms Inc Class A	188,200	124,228,938
		456,951,694
Media - 0.1%
Fox Corp Class B	23,196	1,506,116
Magnite Inc (b)	217,700	3,533,271
		5,039,387
TOTAL COMMUNICATION SERVICES		522,403,939
Consumer Discretionary - 10.0%
Automobiles - 2.0%
General Motors Co	19,800	1,610,136
Tesla Inc (b)	201,363	90,556,968
		92,167,104
Broadline Retail - 4.3%
Amazon.com Inc (b)	857,436	197,913,378
Etsy Inc (b)	27,600	1,530,144
		199,443,522
Distributors - 0.0%
LKQ Corp	77,500	2,340,500
Diversified Consumer Services - 0.1%
Service Corp International/US	76,700	5,980,299
Hotels, Restaurants & Leisure - 1.5%
Airbnb Inc Class A (b)	61,000	8,278,920
Booking Holdings Inc	1,312	7,026,193
Chipotle Mexican Grill Inc (b)	152,300	5,635,100
Churchill Downs Inc	41,830	4,759,417
Domino's Pizza Inc	14,354	5,983,034
DraftKings Inc Class A (b)	136,400	4,700,344
Dutch Bros Inc Class A (b)	34,300	2,099,846
Marriott International Inc/MD Class A1	37,195	11,539,377
Starbucks Corp	89,700	7,553,637
Wyndham Hotels & Resorts Inc	43,900	3,317,084
Yum! Brands Inc	50,800	7,685,024
		68,577,976
Household Durables - 0.2%
PulteGroup Inc	55,400	6,496,204
Somnigroup International Inc	33,700	3,008,736
		9,504,940
Specialty Retail - 1.6%
Best Buy Co Inc	12,400	829,932
Dick's Sporting Goods Inc	15,600	3,088,332
Floor & Decor Holdings Inc Class A (b)	44,300	2,697,427
Home Depot Inc/The	38,824	13,359,338
Lithia Motors Inc Class A	9,900	3,290,067
Lowe's Cos Inc	139,289	33,590,936
RealReal Inc/The (b)	50,500	796,890
Ross Stores Inc	101,000	18,194,140
		75,847,062
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	149,169	9,503,557
PVH Corp	60,940	4,084,199
		13,587,756
TOTAL CONSUMER DISCRETIONARY		467,449,159
Consumer Staples - 4.6%
Beverages - 1.5%
Boston Beer Co Inc/The Class A (b)	22,300	4,351,399
Brown-Forman Corp Class B	14,300	372,658
Coca-Cola Co/The	423,500	29,606,885
Constellation Brands Inc Class A	39,285	5,419,759
Keurig Dr Pepper Inc	590,100	16,528,701
Monster Beverage Corp (b)	33,400	2,560,778
PepsiCo Inc	49,100	7,046,832
Primo Brands Corp Class A	125,000	2,043,750
		67,930,762
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc Class A	198,200	3,403,094
BJ's Wholesale Club Holdings Inc (b)	58,500	5,266,755
Costco Wholesale Corp	24,400	21,041,096
Kroger Co/The	53,800	3,361,424
Target Corp	85,635	8,370,821
US Foods Holding Corp (b)	27,400	2,063,768
Walmart Inc	192,200	21,413,002
		64,919,960
Food Products - 0.5%
Bunge Global SA	50,200	4,471,816
Freshpet Inc (b)	32,500	1,980,225
JM Smucker Co	30,400	2,973,424
Lamb Weston Holdings Inc	30,400	1,273,456
Mondelez International Inc	172,300	9,274,909
TreeHouse Foods Inc (b)	59,826	1,411,295
		21,385,125
Household Products - 0.7%
Colgate-Palmolive Co	2,800	221,256
Energizer Holdings Inc	364,775	7,255,375
Kimberly-Clark Corp	18,100	1,826,109
Procter & Gamble Co/The	174,700	25,036,257
		34,338,997
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	26,000	2,722,720
Herbalife Ltd (b)	13,400	172,726
Kenvue Inc	575,500	9,927,375
		12,822,821
Tobacco - 0.3%
Philip Morris International Inc	80,400	12,896,160
TOTAL CONSUMER STAPLES		214,293,825
Energy - 2.4%
Energy Equipment & Services - 0.1%
SLB Ltd	103,000	3,953,140
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp	78,280	11,930,655
ConocoPhillips	154,300	14,444,023
Exxon Mobil Corp	453,200	54,538,088
Murphy Oil Corp	107,800	3,368,750
Phillips 66	36,100	4,658,344
Shell PLC ADR	117,800	8,655,944
Valero Energy Corp	59,800	9,734,842
		107,330,646
TOTAL ENERGY		111,283,786
Financials - 12.9%
Banks - 4.7%
Bancorp Inc/The (b)	161,480	10,903,130
Bank of America Corp	1,035,612	56,958,661
BOK Financial Corp	19,721	2,336,150
Citigroup Inc	204,660	23,881,775
Comerica Inc	50,382	4,379,707
First Horizon Corp	208,940	4,993,666
JPMorgan Chase & Co	63,718	20,531,214
KeyCorp	318,610	6,576,110
M&T Bank Corp	42,061	8,474,450
Synovus Financial Corp	42,391	2,121,670
Truist Financial Corp	223,600	11,003,356
UMB Financial Corp	34,000	3,911,360
US Bancorp	257,800	13,756,208
Wells Fargo & Co	508,547	47,396,580
Wintrust Financial Corp	28,700	4,012,834
		221,236,871
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	33,221	3,856,626
Blackrock Inc	18,500	19,801,290
Blue Owl Capital Inc Class A	177,388	2,650,177
Carlyle Group Inc/The	54,962	3,248,804
Cboe Global Markets Inc	8,724	2,189,724
Charles Schwab Corp/The	252,300	25,207,294
Evercore Inc Class A	7,756	2,638,979
Goldman Sachs Group Inc/The	4,753	4,177,887
Intercontinental Exchange Inc	82,800	13,410,288
KKR & Co Inc Class A	91,805	11,703,301
MarketAxess Holdings Inc	47,617	8,630,581
Moody's Corp	16,471	8,414,210
Nasdaq Inc	64,761	6,290,236
Northern Trust Corp	58,700	8,017,833
Raymond James Financial Inc	43,195	6,936,685
State Street Corp	84,800	10,940,048
Tradeweb Markets Inc Class A	4,660	501,136
Virtu Financial Inc Class A	165,047	5,499,366
Wealthfront Corp (b)	32,900	447,111
		144,561,576
Consumer Finance - 0.3%
Capital One Financial Corp	35,815	8,680,123
SLM Corp	120,136	3,250,880
		11,931,003
Financial Services - 2.9%
Apollo Global Management Inc	95,235	13,786,219
Berkshire Hathaway Inc Class A (b)	12	9,057,600
Berkshire Hathaway Inc Class B (b)	20,064	10,085,170
Block Inc Class A (b)	21,975	1,430,352
Corpay Inc (b)	22,683	6,825,995
Mastercard Inc Class A	152,434	87,021,522
UWM Holdings Corp Class A	153,604	672,785
Voya Financial Inc	72,146	5,374,156
		134,253,799
Insurance - 1.9%
American Financial Group Inc/OH	57,700	7,886,436
Arthur J Gallagher & Co	49,638	12,845,818
Assurant Inc	20,375	4,907,319
Baldwin Insurance Group Inc/The Class A (b)	88,600	2,129,058
Brighthouse Financial Inc (b)	22,409	1,451,878
Brown & Brown Inc	81,386	6,486,464
Chubb Ltd	65,757	20,524,075
Hartford Insurance Group Inc/The	57,981	7,989,782
Marsh & McLennan Cos Inc	19,851	3,682,758
Reinsurance Group of America Inc	42,002	8,545,727
Travelers Companies Inc/The	15,430	4,475,626
Unum Group	64,840	5,025,100
Willis Towers Watson PLC	8,433	2,771,084
		88,721,125
TOTAL FINANCIALS		600,704,374
Health Care - 8.3%
Biotechnology - 2.1%
AbbVie Inc	92,000	21,021,080
Alnylam Pharmaceuticals Inc (b)	18,000	7,157,700
Biogen Inc (b)	20,000	3,519,800
Caris Life Sciences Inc (b)	120,000	3,237,600
Centessa Pharmaceuticals PLC ADR (b)	108,000	2,701,080
CG oncology Inc (b)	30,000	1,245,600
Cogent Biosciences Inc (b)	150,000	5,328,000
Cytokinetics Inc (b)	48,000	3,049,920
Disc Medicine Inc (b)	46,000	3,652,860
Gilead Sciences Inc	63,500	7,793,990
Kiniksa Pharmaceuticals International Plc Class A (b)	21,000	866,250
Legend Biotech Corp ADR (b)	196,000	4,261,040
Mineralys Therapeutics Inc (b)	65,000	2,358,850
Moderna Inc (b)	135,000	3,981,150
Nuvalent Inc Class A (b)	38,000	3,822,420
Praxis Precision Medicines Inc (b)	8,600	2,534,764
Scholar Rock Holding Corp (b)	13,100	577,055
Soleno Therapeutics Inc (b)	36,000	1,666,800
Ultragenyx Pharmaceutical Inc (b)	36,000	828,000
Vaxcyte Inc (b)	64,000	2,952,960
Veracyte Inc (b)	80,000	3,368,000
Viking Therapeutics Inc (b)(e)	38,000	1,336,840
Viridian Therapeutics Inc (b)	108,000	3,360,960
Zenas Biopharma Inc (d)	76,074	2,762,247
Zenas Biopharma Inc (b)	14,000	508,340
		93,893,306
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (b)	295,000	28,128,250
Edwards Lifesciences Corp (b)	121,000	10,315,250
Insulet Corp (b)	30,000	8,527,200
Intuitive Surgical Inc (b)	9,750	5,522,010
Kestra Medical Technologies Ltd	67,000	1,776,840
Masimo Corp (b)	78,500	10,209,710
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	1,141	13,795
Medline Inc Class A	100,000	4,200,000
Penumbra Inc (b)	51,800	16,105,138
Saluda Medical Inc (d)(f)	10,313	98,074
Stryker Corp	17,500	6,150,725
		91,046,992
Health Care Providers & Services - 1.1%
Alignment Healthcare Inc (b)	160,000	3,160,000
BrightSpring Health Services Inc (b)	128,000	4,793,600
Cencora Inc	28,000	9,457,000
Cigna Group/The	14,000	3,853,220
CVS Health Corp	158,000	12,538,880
LifeStance Health Group Inc (b)	200,000	1,408,000
Molina Healthcare Inc (b)	10,000	1,735,400
Privia Health Group Inc (b)	150,000	3,556,500
Surgery Partners Inc (b)	60,000	927,000
UnitedHealth Group Inc	35,000	11,553,850
		52,983,450
Health Care Technology - 0.2%
Veeva Systems Inc Class A (b)	29,500	6,585,285
Waystar Holding Corp (b)	140,000	4,585,000
		11,170,285
Life Sciences Tools & Services - 1.2%
10X Genomics Inc Class A (b)	180,000	2,935,800
Danaher Corp	130,800	29,942,736
IQVIA Holdings Inc (b)	31,500	7,100,415
Repligen Corp (b)	27,000	4,424,220
Thermo Fisher Scientific Inc	21,800	12,632,010
		57,035,181
Pharmaceuticals - 1.7%
Amylyx Pharmaceuticals Inc (b)	80,000	966,400
Axsome Therapeutics Inc (b)	6,900	1,260,216
Crinetics Pharmaceuticals Inc (b)	100,000	4,655,000
Eli Lilly & Co	34,800	37,398,864
Johnson & Johnson	68,000	14,072,600
Merck & Co Inc	72,500	7,631,350
Roche Holding AG non-voting shares	12,000	4,955,643
Royalty Pharma PLC Class A	115,000	4,443,600
Structure Therapeutics Inc ADR (b)	24,000	1,669,200
WaVe Life Sciences Ltd (b)	180,000	3,060,000
		80,112,873
TOTAL HEALTH CARE		386,242,087
Industrials - 8.2%
Aerospace & Defense - 2.8%
Boeing Co (b)	100,990	21,926,949
GE Aerospace	137,300	42,292,519
Howmet Aerospace Inc	92,800	19,025,856
Lockheed Martin Corp	27,400	13,252,558
Northrop Grumman Corp	17,100	9,750,591
RTX Corp	40,600	7,446,040
TransDigm Group Inc	10,300	13,697,455
		127,391,968
Building Products - 0.6%
Trane Technologies PLC	71,900	27,983,480
Commercial Services & Supplies - 0.3%
Cintas Corp	41,600	7,823,712
Republic Services Inc	36,100	7,650,673
		15,474,385
Construction & Engineering - 0.2%
Argan Inc	600	187,992
MasTec Inc (b)	3,200	695,584
Quanta Services Inc	23,400	9,876,204
		10,759,780
Electrical Equipment - 1.1%
AMETEK Inc	82,600	16,958,606
Eaton Corp PLC	37,300	11,880,423
GE Vernova Inc	34,875	22,793,254
Nextpower Inc Class A (b)	12,800	1,115,008
		52,747,291
Ground Transportation - 0.6%
CSX Corp	179,700	6,514,125
Old Dominion Freight Line Inc	44,600	6,993,280
Uber Technologies Inc (b)	145,400	11,880,634
Union Pacific Corp	19,300	4,464,476
		29,852,515
Machinery - 2.2%
Caterpillar Inc	39,100	22,399,217
Cummins Inc	32,800	16,742,760
Dover Corp	38,500	7,516,740
Ingersoll Rand Inc	85,800	6,797,076
PACCAR Inc	67,900	7,435,729
Parker-Hannifin Corp	34,500	30,324,120
Westinghouse Air Brake Technologies Corp	38,500	8,217,825
		99,433,467
Professional Services - 0.2%
TransUnion	38,577	3,307,978
Verisk Analytics Inc	28,800	6,442,272
		9,750,250
Trading Companies & Distributors - 0.2%
Fastenal Co	109,500	4,394,235
United Rentals Inc	4,900	3,965,667
		8,359,902
TOTAL INDUSTRIALS		381,753,038
Information Technology - 30.9%
Communications Equipment - 1.4%
Arista Networks Inc (b)	213,637	27,992,856
Cisco Systems Inc	291,205	22,431,521
Lumentum Holdings Inc (b)	33,700	12,421,483
Motorola Solutions Inc	8,800	3,373,216
		66,219,076
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	97,647	13,196,016
Coherent Corp (b)	55,700	10,280,549
Corning Inc	65,900	5,770,204
		29,246,769
IT Services - 0.0%
Accenture PLC Class A	2,200	590,260
Semiconductors & Semiconductor Equipment - 13.5%
Advanced Micro Devices Inc (b)	12,300	2,634,168
Broadcom Inc	351,187	121,545,821
First Solar Inc (b)	55,400	14,472,142
Lam Research Corp	53,600	9,175,248
MACOM Technology Solutions Holdings Inc (b)	4,300	736,503
Marvell Technology Inc	200,200	17,012,996
Micron Technology Inc	219,658	62,692,590
NVIDIA Corp	2,128,750	397,011,875
SiTime Corp (b)	6,700	2,366,373
		627,647,716
Software - 7.9%
Cadence Design Systems Inc (b)	41,657	13,021,145
Datadog Inc Class A (b)	110,700	15,054,093
Figma Inc Class A	7,400	276,538
Microsoft Corp	653,857	316,218,323
Oracle Corp	9,766	1,903,491
Palantir Technologies Inc Class A (b)	59,099	10,504,847
Synopsys Inc (b)	27,600	12,964,272
		369,942,709
Technology Hardware, Storage & Peripherals - 7.5%
Apple Inc	1,270,330	345,351,914
Sandisk Corp/DE	1,600	379,808
Western Digital Corp	14,900	2,566,823
		348,298,545
TOTAL INFORMATION TECHNOLOGY		1,441,945,075
Materials - 1.4%
Chemicals - 1.0%
Air Products and Chemicals Inc	15,600	3,853,512
Balchem Corp	8,800	1,349,568
Chemours Co/The (e)	34,100	402,039
Corteva Inc	63,700	4,269,811
Dow Inc	61,100	1,428,518
Ecolab Inc	28,100	7,376,812
Linde PLC	36,400	15,520,596
LyondellBasell Industries NV Class A1	53,200	2,303,560
Mosaic Co/The	134,900	3,249,741
Sherwin-Williams Co/The	10,500	3,402,315
Solstice Advanced Materials Inc	40,200	1,952,916
		45,109,388
Construction Materials - 0.1%
CRH PLC	21,500	2,683,200
Martin Marietta Materials Inc	8,100	5,043,546
		7,726,746
Containers & Packaging - 0.0%
International Paper Co	72,300	2,847,897
Metals & Mining - 0.3%
Alcoa Corp	17,600	935,264
Freeport-McMoRan Inc	66,900	3,397,851
Newmont Corp	71,400	7,129,290
Nucor Corp	28,600	4,664,946
		16,127,351
TOTAL MATERIALS		71,811,382
Real Estate - 1.8%
Health Care REITs - 0.3%
Ventas Inc	181,900	14,075,422
Industrial REITs - 0.2%
Prologis Inc	66,585	8,500,241
Terreno Realty Corp	27,900	1,638,009
		10,138,250
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	21,700	7,301,399
Zillow Group Inc Class C (b)	17,700	1,207,494
		8,508,893
Residential REITs - 0.2%
Camden Property Trust	74,300	8,178,944
Invitation Homes Inc	71,300	1,981,427
		10,160,371
Retail REITs - 0.3%
Acadia Realty Trust	182,400	3,746,496
Macerich Co/The	138,800	2,562,248
NNN REIT Inc	66,900	2,651,247
Tanger Inc	85,800	2,863,146
		11,823,137
Specialized REITs - 0.7%
American Tower Corp	66,900	11,745,633
Equinix Inc	14,550	11,147,628
Extra Space Storage Inc	43,500	5,664,570
Iron Mountain Inc	34,000	2,820,300
Public Storage	8,317	2,158,262
		33,536,393
TOTAL REAL ESTATE		88,242,466
Utilities - 2.1%
Electric Utilities - 1.6%
Alliant Energy Corp	25,200	1,638,252
American Electric Power Co Inc	12,700	1,464,437
Constellation Energy Corp	31,378	11,084,906
Duke Energy Corp	69,500	8,146,095
Entergy Corp	57,254	5,291,987
Evergy Inc	46,100	3,341,789
Exelon Corp	123,100	5,365,929
NextEra Energy Inc	186,065	14,937,298
NRG Energy Inc	33,982	5,411,294
PG&E Corp	238,057	3,825,576
PPL Corp	101,000	3,537,020
Southern Co/The	29,646	2,585,131
Xcel Energy Inc	64,400	4,756,584
		71,386,298
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	32,700	468,918
Talen Energy Corp (b)	600	224,904
Vistra Corp	34,800	5,614,284
		6,308,106
Multi-Utilities - 0.4%
Ameren Corp	40,700	4,064,302
CenterPoint Energy Inc	99,300	3,807,162
NiSource Inc	73,600	3,073,536
Sempra	86,000	7,592,940
		18,537,940
TOTAL UTILITIES		96,232,344
TOTAL UNITED STATES		4,382,361,475
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	118,700	3,182,514
TOTAL COMMON STOCKS (Cost $3,137,704,618)		4,629,052,694

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US 10% 12/31/2026 (c)(d) (Cost $329,128)	293,099	338,705

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	894,646	670,985
UNITED STATES - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (b)(c)(d)	5,369	471,076
Health Care - 0.0%
Biotechnology - 0.0%
Endeavor BioMedicines Inc Series C (b)(c)(d)	100,705	656,597
Health Care Equipment & Supplies - 0.0%
Kardium Inc/US Series D-7 (c)	1,194,063	680,616
Kardium Inc/US Series D-7 (c)(d)	261,343	148,966
Kardium Inc/US Series D-7 (c)	54,374	30,993
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	22,820	772,000
		1,632,575
TOTAL HEALTH CARE		2,289,172
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series F (c)(d)	7,100	1,656,430
Databricks Inc Series L (c)(d)	1,292	245,480
OpenAI Group Pbc Series A-2 (c)(d)	2,147	1,025,150
OpenAI Group Pbc Series A-3 (c)(d)	233	111,252
TOTAL INFORMATION TECHNOLOGY		3,038,312
TOTAL UNITED STATES		5,798,560
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,026,240)		6,469,545

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/19/2026 (j)	3.77	70,000	69,667
US Treasury Bills 0% 2/5/2026 (j)	3.82	750,000	747,492
US Treasury Bills 0% 3/12/2026 (j)	3.57	20,000	19,864
TOTAL U.S. TREASURY OBLIGATIONS (Cost $836,750)			837,023

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.79	36,847,863	36,855,232
Fidelity Securities Lending Cash Central Fund (k)(l)	3.77	4,585,186	4,585,645
TOTAL MONEY MARKET FUNDS (Cost $41,440,877)			41,440,877

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,185,337,613)	4,678,138,844
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(4,887,062)
NET ASSETS - 100.0%	4,673,251,782

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	4	3/2026	1,378,500	390

The notional amount of long futures as a percentage of Net Assets is 0.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,123,055 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $98,074 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,377,038 or 0.0% of net assets.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,377,038 or 0.0% of net assets.

(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $104,481.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series F	8/18/2025	1,000,870

Canva Australia Holdings Pty Ltd Class A	8/19/2025 - 11/12/2025	1,152,298

Databricks Inc Series L	12/18/2025	245,480

Endeavor BioMedicines Inc Series C	4/22/2024	657,060

InSightec Ltd Series G	6/17/2024	794,267

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 10/1/2025	329,128

Kardium Inc/US Series D-7	8/6/2024	126,864

Medical Microinstruments Inc/Italy Series C	2/16/2024	760,675

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

OpenAI Group Pbc Series A-2	9/30/2024	403,380

OpenAI Group Pbc Series A-3	8/4/2025	71,500

Saluda Medical Inc	3/12/2023 - 10/30/2025	617,461

Waymo LLC Series C2	10/18/2024	419,862

Zenas Biopharma Inc	10/8/2025	1,445,406

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,432,813	1,248,289,409	1,263,868,334	2,318,247	1,344	-	36,855,232	36,847,863	0.1%
Fidelity Securities Lending Cash Central Fund	8,553,119	115,589,866	119,559,142	18,113	1,803	(1)	4,585,645	4,585,186	0.0%
Total	60,985,932	1,363,879,275	1,383,427,476	2,336,360	3,147	(1)	41,440,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	522,403,939	522,403,939	-	-
Consumer Discretionary	473,324,752	473,324,752	-	-
Consumer Staples	228,034,039	224,147,743	3,886,296	-
Energy	131,928,947	131,928,947	-	-
Financials	617,301,548	617,301,548	-	-
Health Care	431,694,062	425,536,990	6,143,277	13,795
Industrials	381,753,038	381,753,038	-	-
Information Technology	1,579,709,264	1,528,003,199	50,553,767	1,152,298
Materials	78,428,295	78,428,295	-	-
Real Estate	88,242,466	88,242,466	-	-
Utilities	96,232,344	96,232,344	-	-

Convertible Corporate Bonds
Health Care	338,705	-	-	338,705

Convertible Preferred Stocks
Consumer Discretionary	471,076	-	-	471,076
Health Care	2,960,157	-	-	2,960,157
Information Technology	3,038,312	-	-	3,038,312

U.S. Treasury Obligations	837,023	-	837,023	-

Money Market Funds	41,440,877	41,440,877	-	-
Total Investments in Securities:	4,678,138,844	4,608,744,138	61,420,363	7,974,343
Derivative Instruments:

Assets
Futures Contracts	390	390	-	-
Total Assets	390	390	-	-
Total Derivative Instruments:	390	390	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	390	-
Total Equity Risk	390	-
Total Value of Derivatives	390	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2025
Assets
Investment in securities, at value (including securities loaned of $4,341,663) - See accompanying schedule:
Unaffiliated issuers (cost $3,143,896,736)	$4,636,697,967
Fidelity Central Funds (cost $41,440,877)	41,440,877

Total Investment in Securities (cost $3,185,337,613)		$4,678,138,844
Foreign currency held at value (cost $16,826)		16,800
Receivable for investments sold		4,025,683
Receivable for fund shares sold		4,872,846
Dividends receivable		2,568,969
Interest receivable		7,408
Distributions receivable from Fidelity Central Funds		135,310
Prepaid expenses		3,492
Other receivables		91
Total assets		4,689,769,443
Liabilities
Payable to custodian bank	$1,712,140
Payable for investments purchased	7,161,370
Payable for fund shares redeemed	841,308
Accrued management fee	2,119,276
Distribution and service plan fees payable	42
Payable for daily variation margin on futures contracts	10,350
Other payables and accrued expenses	89,333
Collateral on securities loaned	4,583,842
Total liabilities		16,517,661
Net Assets		$4,673,251,782
Net Assets consist of:
Paid in capital		$3,277,953,325
Total accumulated earnings (loss)		1,395,298,457
Net Assets		$4,673,251,782

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($143,787 ÷ 10,000 shares)		$14.38
Service Class :
Net Asset Value, offering price and redemption price per share ($143,739 ÷ 10,000 shares)		$14.37
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($143,677 ÷ 10,000 shares)		$14.37
Investor Class :
Net Asset Value, offering price and redemption price per share ($4,672,820,579 ÷ 324,807,351 shares)		$14.39
Statement of Operations
Year ended December 31, 2025
Investment Income
Dividends		$45,593,837
Interest		122,936
Income from Fidelity Central Funds (including $18,113 from security lending)		2,336,360
Total income		48,053,133
Expenses
Management fee
Basic fee	$26,866,868
Performance adjustment	(4,779,367)
Distribution and service plan fees	449
Custodian fees and expenses	179,119
Independent trustees' fees and expenses	16,969
Audit fees	58,925
Legal	8,057
Miscellaneous	17,120
Total expenses		22,368,140
Net Investment income (loss)		25,684,993
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	207,000,343
Fidelity Central Funds	3,147
Foreign currency transactions	(206,041)
Futures contracts	3,139,570
Total net realized gain (loss)		209,937,019
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	511,615,324
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	38,001
Futures contracts	184,931
Total change in net unrealized appreciation (depreciation)		511,838,255
Net gain (loss)		721,775,274
Net increase (decrease) in net assets resulting from operations		$747,460,267
Statement of Changes in Net Assets

	Year ended December 31, 2025	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,684,993	$34,407,640
Net realized gain (loss)	209,937,019	277,312,887
Change in net unrealized appreciation (depreciation)	511,838,255	528,964,214
Net increase (decrease) in net assets resulting from operations	747,460,267	840,684,741
Distributions to shareholders	(26,505,242)	(31,472,063)

Share transactions - net increase (decrease)	(448,240,236)	(807,946,151)
Total increase (decrease) in net assets	272,714,789	1,266,527

Net Assets
Beginning of period	4,400,536,993	4,399,270,466
End of period	$4,673,251,782	$4,400,536,993

Financial Highlights
VIP Stock Selector Portfolio Initial Class

Years ended December 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09	.09	.07	.05	.01
Net realized and unrealized gain (loss)	2.19	1.94	2.14	(2.02)	.16
Total from investment operations	2.28	2.03	2.21	(1.97)	.17
Distributions from net investment income	(.09)	(.10)	(.07)	(.07)	(.01)
Total distributions	(.09)	(.10)	(.07)	(.07)	(.01)
Net asset value, end of period	$14.38	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	18.73%	19.70%	27.23%	(19.42)%	1.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.51%	.60%	.61%	.61% I,J
Expenses net of fee waivers, if any	.45%	.50%	.59%	.61%	.61% I,J
Expenses net of all reductions, if any	.45%	.50%	.59%	.61%	.61% I,J
Net investment income (loss)	.67%	.81%	.74%	.63%	.52% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$144	$122	$103	$81	$102
Portfolio turnover rate K	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class

Years ended December 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07	.08	.06	.05	.01
Net realized and unrealized gain (loss)	2.19	1.94	2.14	(2.03)	.16
Total from investment operations	2.26	2.02	2.20	(1.98)	.17
Distributions from net investment income	(.08)	(.09)	(.06)	(.06)	(.01)
Total distributions	(.08)	(.09)	(.06)	(.06)	(.01)
Net asset value, end of period	$14.37	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	18.55%	19.60%	27.12%	(19.51)%	1.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.55%	.61%	.70%	.71%	.71% I,J
Expenses net of fee waivers, if any	.55%	.61%	.69%	.71%	.71% I,J
Expenses net of all reductions, if any	.55%	.61%	.69%	.71%	.71% I,J
Net investment income (loss)	.57%	.71%	.64%	.53%	.41% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$144	$122	$103	$81	$102
Portfolio turnover rate K	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Service Class 2

Years ended December 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.05	.06	.05	.03	.01
Net realized and unrealized gain (loss)	2.19	1.94	2.14	(2.02)	.16
Total from investment operations	2.24	2.00	2.19	(1.99)	.17
Distributions from net investment income	(.06)	(.07)	(.05)	(.05)	(.01)
Total distributions	(.06)	(.07)	(.05)	(.05)	(.01)
Net asset value, end of period	$14.37	$12.19	$10.26	$8.12	$10.16
Total Return D,E,F	18.39%	19.44%	26.95%	(19.63)%	1.68%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70%	.76%	.85%	.86%	.86% I,J
Expenses net of fee waivers, if any	.70%	.76%	.84%	.86%	.86% I,J
Expenses net of all reductions, if any	.70%	.76%	.84%	.86%	.86% I,J
Net investment income (loss)	.42%	.56%	.49%	.38%	.26% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$144	$122	$103	$81	$102
Portfolio turnover rate K	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
VIP Stock Selector Portfolio Investor Class

Years ended December 31,	2025	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$10.26	$8.12	$10.16	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.08	.06	.05	.01
Net realized and unrealized gain (loss)	2.19	1.94	2.14	(2.03)	.16
Total from investment operations	2.27	2.02	2.20	(1.98)	.17
Distributions from net investment income	(.08)	(.08)	(.06)	(.06)	(.01)
Total distributions	(.08)	(.08)	(.06)	(.06)	(.01)
Net asset value, end of period	$14.39	$12.20	$10.26	$8.12	$10.16
Total Return D,E,F	18.62%	19.68%	27.15%	(19.51)%	1.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.52%	.58%	.67%	.68%	.68% I,J
Expenses net of fee waivers, if any	.52%	.58%	.67%	.68%	.68% I,J
Expenses net of all reductions, if any	.52%	.58%	.67%	.68%	.68% I,J
Net investment income (loss)	.60%	.74%	.67%	.56%	.44% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$4,672,821	$4,400,171	$4,398,963	$3,961,826	$6,092,940
Portfolio turnover rate K	56%	51%	39%	29%	159% L,M

AFor the period October 21, 2021 (commencement of operations) through December 31, 2021.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CCalculated based on average shares outstanding during the period.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount not annualized.
Notes to Financial Statements

For the period ended December 31, 2025

1. Organization.
VIP Stock Selector Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,558,030,979
Gross unrealized depreciation	(83,167,371)
Net unrealized appreciation (depreciation)	$1,474,863,608
Tax Cost	$3,203,275,236

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(79,595,465)
Net unrealized appreciation (depreciation) on securities and other investments	$1,474,893,920

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(79,595,465)
Long-term	(-)
Total capital loss carryforward	$(79,595,465)

The tax character of distributions paid was as follows:

	December 31, 2025	December 31, 2024
Ordinary Income	$26,505,242	$31,472,063

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Stock Selector Portfolio	2,395,368,270	2,661,878,575
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.65

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.55
Service Class	.55
Service Class 2.55
Investor Class	.63

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below effective January 1, 2025 (MSCI U.S. Investable Market 2500 Index prior to January 1, 2025). Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
VIP Stock Selector Portfolio	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Investor Class. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.11) %.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.
For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$128
Service Class 2	321
$449

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Stock Selector Portfolio	60,644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Stock Selector Portfolio	154,846,977	163,602,683	17,126,475
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
VIP Stock Selector Portfolio	5,898
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Stock Selector Portfolio	1,940	-	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
VIP Stock Selector Portfolio
Distributions to shareholders
Initial Class	$940	$960
Service Class	810	850
Service Class 2	620	680
Investor Class	26,502,872	31,469,573
Total	$26,505,242	$31,472,063
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024
VIP Stock Selector Portfolio
Investor Class
Shares sold	24,424,594	41,475,346	$310,108,056	$466,332,912
Reinvestment of distributions	1,834,109	2,458,560	26,502,872	31,469,573
Shares redeemed	(62,106,407)	(112,019,817)	(784,851,164)	(1,305,748,636)
Net increase (decrease)	(35,847,704)	(68,085,911)	$(448,240,236)	$(807,946,151)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP Funds Manager 50% Portfolio	VIP Funds Manager 60% Portfolio	VIP Funds Manager 70% Portfolio	VIP Funds Manager 85% Portfolio
VIP Stock Selector All Cap Portfolio	20%	48%	19%	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Stock Selector All Cap Portfolio	100
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund and Shareholders of VIP Stock Selector Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Stock Selector Portfolio (one of the funds constituting Variable Insurance Products Fund, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 21, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period October 21, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Initial Class, Service Class, Service Class 2, and Investor Class designate 100% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9904320.104
VSACI-ANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026